   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2018



                                           REGISTRATION STATEMENT NOS. 333-71349
                                                                       811-09215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                   POST-EFFECTIVE AMENDMENT NO. 24                    [X]
                                 AND
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 85                           [X]


                       (Check Appropriate box or boxes.)


              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: On April 30, 2018 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).


[X] on April 30, 2018 pursuant to paragraph (b).


[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                                   PROSPECTUS



                                 APRIL 30, 2018

       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                 ISSUED BY: BRIGHTHOUSE LIFE INSURANCE COMPANY


This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance (the "Policy"), a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company ("We", or the "Company"). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

THE POLICIES ARE NO LONGER OFFERED FOR SALE.


As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:

AB VARIABLE PRODUCTS SERIES FUND, INC.
     AB VPS Global Thematic Growth Portfolio -- Class B
     AB VPS Intermediate Bond Portfolio -- Class A
     AB VPS International Value Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Comstock Fund -- Series II
     Invesco V.I. Government Securities Fund -- Series I
     Invesco V.I. International Growth Fund -- Series I
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
     VP Capital Appreciation Fund
     VP Ultra(R) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A

     Brighthouse Asset Allocation 100 Portfolio -- Class B
  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Eaton Vance Floating Rate Portfolio -- Class A
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A

     Harris Oakmark International Portfolio -- Class A

     JPMorgan Core Bond Portfolio -- Class B
     Loomis Sayles Global Markets Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     Loomis Sayles Small Cap Core Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
     Appreciation Portfolio
     International Value Portfolio
     Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Initial Class
     Equity-Income Portfolio -- Initial Class
     Freedom 2010 Portfolio -- Initial Class
     Freedom 2015 Portfolio -- Initial Class
     Freedom 2020 Portfolio -- Initial Class
     Freedom 2025 Portfolio -- Initial Class
     Freedom 2030 Portfolio -- Initial Class
     Government Money Market Portfolio -- Initial Class
     Growth & Income Portfolio -- Service Class 2
     High Income Portfolio -- Initial Class
     Index 500 Portfolio -- Initial Class
     Investment Grade Bond Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
     Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Mutual Global Discovery VIP Fund -- Class 2

     Templeton Developing Markets VIP Fund -- Class 2
     Templeton Foreign VIP Fund -- Class 2
     Templeton Global Bond VIP Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio
     Janus Henderson Global Technology Portfolio
     Janus Henderson Mid Cap Value Portfolio
     Janus Henderson Overseas Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Large Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Global Equity Series
     MFS(R) New Discovery Series
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL CLASS
     MFS(R) High Yield Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
     Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
     PIMCO All Asset Portfolio
     PIMCO CommodityRealReturn(R) Strategy Portfolio
     PIMCO Long-Term U.S. Government Portfolio
     PIMCO Low Duration Portfolio
     PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
     Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund


Certain Funds have been subject to a name change or merger. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               TABLE OF CONTENTS






                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    8
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   12
The Insurance Company.......................................   12
The Separate Account and its Investment Options.............   12
The Funds...................................................   13
Voting Rights...............................................   22
Conflicts of Interest.......................................   22
The Fixed Account...........................................   22
POLICY CHARGES AND DEDUCTIONS...............................   22
Charges Against Premium.....................................   23
Charges Against Contract Value..............................   23
Charges Against the Separate Account........................   24
Fund Charges................................................   24
Modification, Reserved Rights and Other Charges.............   25
POLICY DESCRIPTION..........................................   25
Applying for a Policy.......................................   25
Right to Cancel (free look period)..........................   26
When Coverage Begins........................................   26
Income Tax Free `Section 1035' Exchanges....................   26
Ownership/Policy Rights.....................................   26
PREMIUMS....................................................   28
Amount, Frequency and Duration of Premium Payments..........   28
Allocation of Premium Payments..............................   29
VALUES UNDER YOUR POLICY....................................   29
Contract Value..............................................   29
Investment Option Valuation.................................   29
Fixed Account Valuation.....................................   30
Loan Account Valuation......................................   31
TRANSFERS...................................................   31
Transfers of Contract Value.................................   31
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   34
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   34
DEATH BENEFIT...............................................   34
Death Benefit Examples......................................   35
Changing the Death Benefit Option...........................   36


                                                             PAGE
                                                             -----
Paying the Death Benefit and Payment Options................   36
BENEFITS AT MATURITY........................................   37
OTHER BENEFITS..............................................   37
Exchange Option.............................................   37
Insured Term Rider (Supplemental Insurance Benefits)........   37
Cash Value Enhancement Rider................................   38
POLICY SURRENDERS...........................................   38
Full Surrender..............................................   38
Partial Surrender...........................................   38
POLICY LOANS................................................   39
Loan Conditions.............................................   39
Effects of Loans............................................   39
LAPSE AND REINSTATEMENT.....................................   40
Lapse.......................................................   40
Grace Period................................................   40
Reinstatement...............................................   40
FEDERAL TAX CONSIDERATIONS..................................   40
Potential Benefits of Life Insurance........................   41
Tax Status of the Policy....................................   41
Tax Treatment of Policy Benefits............................   42
OTHER TAX CONSIDERATIONS....................................   44
Insurable Interest..........................................   44
The Company's Income Taxes..................................   45
Tax Credits and Deductions..................................   45
DISTRIBUTION & COMPENSATION.................................   45
Distribution................................................   45
Compensation................................................   45
OTHER POLICY INFORMATION....................................   46
Valuation and Payment.......................................   46
Suspension of Valuation and Postponement of Payment.........   47
Policy Statements...........................................   47
Limits on Right to Contest and Suicide Exclusion............   47
Misstatement as to Sex and Age..............................   47
Policy Changes..............................................   48
Restrictions on Financial Transactions......................   48
Cybersecurity...............................................   48
LEGAL PROCEEDINGS...........................................   49
FINANCIAL STATEMENTS........................................   49
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  C-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS


   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES


                          WHEN
                           WE
                          DEDUC

                           CT
                           THE
                          CHARG
CHARGE                     GE                   AMOUNT DEDUCTED(1)
------------------------- -----

--------                  ---   -------------------- -----------------------------
Front-End Sales Expense   Upon  Current Charge:      7% of premium payments up
                                --------------------
                          recei t
                          of
                          each
                          Premi m
                          Payme t
Charge(2)                                            to the Target Premium in
                                                     Policy Years 1 -- 7 and 3.5%
                                                     thereafter; plus 0% on
                                                     premiums received in excess
                                                     of the Target Premium in all
                                                     Policy Years
                                                     -----------------------------
                                GUARANTEED CHARGE:   9% OF PREMIUM PAYMENTS
--------                  ---   --------------------
                                                     UP TO THE TARGET PREMIUM IN
                                                     ALL POLICY YEARS AND 5% ON
                                                     PREMIUM PAYMENTS IN
                                                     EXCESS OF THE TARGET
                                                     PREMIUM IN ALL POLICY YEARS
                                                     -----------------------------

--------                  ---   -------------------- -----------------------------
Surrender Charge          When  Current Charge:      No charge
                                -------------------- -----------------------------
                          you
                          fully
                          or
                          parti lly
                          surre der
                          your
                          Polic
                                GUARANTEED CHARGE:   NO CHARGE
--------                  ---   -------------------- -----------------------------

--------                  ---   -------------------- -----------------------------
Transfer Charge           When  Current Charge:      No charge
                                -------------------- -----------------------------
                          you
                          trans er
                          Contr ct
                          Value
                          among
                          the
                          Inves ment
                          Optio s
                                GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A
--------                  ---   --------------------
                                                     YEAR; $10 PER TRANSFER
                                                     THEREAFTER
                                                     -----------------------------

--------                     -- -------------------- -----------------------------
Illustrations             When  Current Charge:      No charge
                                -------------------- -----------------------------
                          you
                          reque t
                          an
                          illus ration
                          after
                          the
                          Polic
                          is
                          issue
                                GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  ---   -------------------- -----------------------------

--------                  ---   -------------------- -----------------------------

------------

(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your financial representative.


(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
---------------------------- ---------------------------

---------------------------- ---------------------------
Cost of Insurance Charge     Monthly on the Deduction
(COI)(1)                     Day

---------------------------- ---------------------------

---------------------------- ---------------------------
Policy Administrative        Monthly on the Deduction
Expense Charges              Date

---------------------------- ---------------------------

---------------------------- ---------------------------
Mortality and Expense Risk   Daily from the unloaned
(M&E) Charge(5)              portion of the Contract
                             Value invested in the
                             Separate Account

---------------------------- ---------------------------

----------------------------
Cost of Policy Loans(6)      In arrears, at the end of
                             each Policy Year from the
                             Loan Account

---------------------------- ---------------------------

---------------------------- ---------------------------



CHARGE                                                          AMOUNT DEDUCTED
---------------------------- -------------------------------------------------------------------------------------

---------------------------- --------------------- -----
Cost of Insurance Charge     Current Charge:       Rates per $1000 of Insurance Risk for First Year of
                             ---------------------
(COI)(1)                                           Coverage:
                                                   Minimum: 0.0126(2)
                                                   Maximum: $60.853(3)
                                                   ---------------------------------------------------------------
                             GUARANTEED CHARGE:    RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                             ---------------------
                                                   COVERAGE:
                                                   MINIMUM: $0.039(4)
                                                   MAXIMUM: $60.853(3)
                                                   ---------------------------------------------------------------
                             Sample Charge for a   Rates per $1000 of Insurance Risk for First Year of
----------------------------
                             42 year-old male      Coverage:
                             non-smoker            Current: $0.042
                             (guaranteed issue)    Guaranteed: $0.171
                             --------------------- ---------------------------------------------------------------

---------------------------- --------------------- -----
Policy Administrative        Current Charge:       $5.00
                             --------------------- -----
Expense Charges
                             GUARANTEED CHARGE:    $5.00
---------------------------- --------------------- -----

---------------------------- --------------------- -----
Mortality and Expense Risk   Current Charge:       0.45% on an annual basis of the amounts in the
                             ---------------------
(M&E) Charge(5)                                    Investment Options for Policy Years 1-4, 0.25% for Policy
                                                   Years 5-20 and 0.05% thereafter
                                                   ---------------------------------------------------------------
                             GUARANTEED CHARGE:    0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
---------------------------- --------------------- ---------------------------------------------------------------

----------------------------
Cost of Policy Loans(6)      Current Charge:       0.60% on an annual basis of the loan amount for the first
                             ---------------------
                                                   ten (10) Policy Years, 0.40% for Policy Years eleven (11) to twenty (20), and 0.25% thereafter.
                                                   ---------------------------------------------------------------
                             GUARANTEED CHARGE:    1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
---------------------------- ---------------------
                                                   POLICY YEARS
                                                   ---------------------------------------------------------------

---------------------------- --------------------- -----

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost of insurance rates shown above.

(2)   Sample charge for a female preferred non-smoker age 23.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a female age 20 (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   BRIGHTHOUSE FUNDS TRUST I
    BlackRock High Yield Portfolio             0.11%
    Brighthouse Small Cap Value Portfolio      an amount equal to the fund expenses that are in excess of 1.10%
    Harris Oakmark International Portfolio     an amount equal to the fund expenses that are in excess of 0.90%
    Victory Sycamore Mid Cap Value Portfolio   an amount equal to the fund expenses that are in excess of 1.12%
    Loomis Sayles Global Markets Portfolio     an amount equal to the fund expenses that are in excess of 0.85%
    MFS(R) Research International Portfolio    an amount equal to the fund expenses that are in excess of 1.18%
    Oppenheimer Global Equity Portfolio        an amount equal to the fund expenses that are in excess of 0.87%
    PIMCO Inflation Protected Bond Portfolio   an amount equal to the fund expenses that are in excess of 0.65%
    T. Rowe Price Large Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
   BRIGHTHOUSE FUNDS TRUST II
    Western Asset Management                   0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of
     U.S. Government Portfolio                 0.68%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                          CHARGES FOR OPTIONAL RIDERS


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
----------------------------- --------------------------

----------------------------- --------------------------
Insured Term Rider (Cost of   Monthly on the Deduction
Insurance)                    Day

----------------------------- --------------------------
Cash Value Enhancement        Not applicable
Rider

----------------------------- --------------------------

----------------------------- --------------------------



CHARGE                                                     AMOUNT DEDUCTED
----------------------------- --------------------------------------------------------------------------

----------------------------- --------------------- ----------------------------------------------------
Insured Term Rider (Cost of   Current Charge:       Rates per $1000 of Insurance Risk for First Year of
                              ---------------------
Insurance)                                          Coverage:
                                                    Minimum: $0.0126(1)
                                                    Maximum: $60.853(2)
                                                    ----------------------------------------------------
                              GUARANTEED CHARGE:    RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                              ---------------------
                                                    COVERAGE:
                                                    MINIMUM: $0.039(3)
                                                    MAXIMUM: $60.853(2)
                                                    ----------------------------------------------------
                              Sample Charge for a   Rates per $1000 of Insurance Risk for First Year of
-----------------------------
                              42 year-old male      Coverage:
                              non-smoker            Current: $0.042
                              (guaranteed issue)    Guaranteed: $0.171
                              --------------------- ----------------------------------------------------
Cash Value Enhancement        Current Charge:       No Charge
                              --------------------- ----------------------------------------------------
Rider
                              GUARANTEED CHARGE:    NO CHARGE
----------------------------- --------------------- ----------------------------------------------------

----------------------------- --------------------- ----------------------------------------------------

------------
(1)   Sample charge for a female preferred non-smoker age 23.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a female age 20 (any underwriting class).


                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2017. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2017, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                0.10%       1.54%



FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                     DISTRIBUTION
                                                        AND/OR
                                        MANAGEMENT      SERVICE       OTHER
FUND                                        FEE      (12B-1) FEES   EXPENSES
-------------------------------------- ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B................    0.75%         0.25%        0.27%
 AB VPS Intermediate Bond Portfolio --
  Class A.............................    0.45%          --          0.66%



                                                         TOTAL       FEE WAIVER    NET TOTAL
                                          ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                          FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B................      --          1.27%           --          1.27%
 AB VPS Intermediate Bond Portfolio --
  Class A.............................      --          1.11%           --          1.11%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 AB VPS International Value Portfolio --
  Class A.......................................    0.75%          --          0.11%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........    0.56%         0.25%        0.19%
 Invesco V.I. Government Securities Fund --
  Series I......................................    0.47%          --          0.23%
 Invesco V.I. International Growth Fund --
  Series I......................................    0.71%          --          0.22%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................    1.00%          --          0.01%
 VP Ultra(R) Fund...............................    1.00%          --           --
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund..............    0.52%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund...........................    0.70%         0.25%        0.04%
 American Funds Growth Fund.....................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.26%         0.25%        0.02%
 American Funds High-Income Bond Fund...........    0.47%         0.25%        0.02%
 American Funds International Fund..............    0.50%         0.25%        0.04%
 American Funds New World Fund(R)...............    0.70%         0.25%        0.06%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................    0.34%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%          --          0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................    0.75%         0.25%        0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.88%          --          0.11%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................    0.60%          --          0.08%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%         0.15%        0.02%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%          --          0.03%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%          --          0.04%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................    0.85%          --          0.03%
 JPMorgan Core Bond Portfolio -- Class B........    0.55%         0.25%        0.02%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%          --          0.08%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.69%         0.25%        0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%          --          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%         0.25%        0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%          --          0.50%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 AB VPS International Value Portfolio --
  Class A.......................................      --          0.86%           --          0.86%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........     0.01%        1.01%           --          1.01%
 Invesco V.I. Government Securities Fund --
  Series I......................................      --          0.70%           --          0.70%
 Invesco V.I. International Growth Fund --
  Series I......................................     0.01%        0.94%         0.01%         0.93%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................      --          1.01%         0.04%         0.97%
 VP Ultra(R) Fund...............................      --          1.00%         0.17%         0.83%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................      --          0.63%           --          0.63%
 American Funds Global Growth Fund..............      --          0.80%           --          0.80%
 American Funds Global Small
  Capitalization Fund...........................      --          0.99%           --          0.99%
 American Funds Growth Fund.....................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund..............      --          0.53%           --          0.53%
 American Funds High-Income Bond Fund...........      --          0.74%           --          0.74%
 American Funds International Fund..............      --          0.79%           --          0.79%
 American Funds New World Fund(R)...............      --          1.01%           --          1.01%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................      --          0.61%           --          0.61%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......      --          0.67%           --          0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................     0.67%        1.00%           --          1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................     0.07%        1.11%         0.01%         1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................      --          0.99%         0.05%         0.94%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................      --          0.68%           --          0.68%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................      --          0.73%         0.04%         0.69%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.66%           --          0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.58%         0.02%         0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................      --          0.81%         0.02%         0.79%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................      --          0.88%         0.02%         0.86%
 JPMorgan Core Bond Portfolio -- Class B........      --          0.82%         0.14%         0.68%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................      --          0.78%           --          0.78%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          0.99%         0.10%         0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................      --          0.69%         0.02%         0.67%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................      --          0.95%         0.10%         0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................      --          0.97%         0.01%         0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.03%         0.81%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
FUND                                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................    0.65%         0.25%        0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%          --          0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%          --          0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%          --          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%          --          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A+..........................    0.46%          --          0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%         0.10%        0.04%
 Jennison Growth Portfolio -- Class A............    0.60%          --          0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%          --          0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%          --          0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%          --          0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%          --          0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%          --          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%          --          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+..........................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................    0.47%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.56%          --          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%          --          0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........    0.71%          --          0.07%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio..........................    0.75%          --          0.06%
 International Value Portfolio...................    1.00%          --          0.37%
 Opportunistic Small Cap Portfolio...............    0.75%          --          0.10%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class........    0.54%          --          0.08%
 Equity-Income Portfolio -- Initial Class........    0.44%          --          0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................      --          0.93%         0.09%         0.84%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................      --          0.85%         0.12%         0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.51%           --          0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.72%         0.09%         0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................      --          0.39%         0.03%         0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................     0.57%        0.94%         0.02%         0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................     0.59%        0.90%           --          0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................     0.61%        0.91%           --          0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................     0.64%        0.95%           --          0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A+..........................      --          0.54%           --          0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A............      --          0.62%         0.08%         0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................     0.03%        1.00%         0.08%         0.92%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................      --          0.28%         0.01%         0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................     0.01%        0.30%           --          0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................     0.01%        0.38%           --          0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................     0.01%        0.32%           --          0.32%
 MetLife Stock Index Portfolio -- Class A........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F........      --          0.81%           --          0.81%
 MFS(R) Value Portfolio -- Class A...............      --          0.72%         0.14%         0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.85%         0.01%         0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+..........................      --          0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................      --          0.50%           --          0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%         0.01%         0.48%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........      --          0.78%           --          0.78%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio..........................      --          0.81%           --          0.81%
 International Value Portfolio...................      --          1.37%         0.51%         0.86%
 Opportunistic Small Cap Portfolio...............      --          0.85%           --          0.85%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class........      --          0.62%           --          0.62%
 Equity-Income Portfolio -- Initial Class........     0.03%        0.56%           --          0.56%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Freedom 2010 Portfolio -- Initial Class........     --            --           --
 Freedom 2015 Portfolio -- Initial Class........     --            --           --
 Freedom 2020 Portfolio -- Initial Class........     --            --           --
 Freedom 2025 Portfolio -- Initial Class........     --            --           --
 Freedom 2030 Portfolio -- Initial Class........     --            --           --
 Government Money Market Portfolio --
  Initial Class.................................    0.18%          --          0.08%
 Growth & Income Portfolio -- Service
  Class 2.......................................    0.44%         0.25%        0.11%
 High Income Portfolio -- Initial Class.........    0.56%          --          0.11%
 Index 500 Portfolio -- Initial Class...........    0.05%          --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class.........................................    0.31%         0.10%        0.10%
 Mid Cap Portfolio -- Service Class 2...........    0.54%         0.25%        0.09%
 Overseas Portfolio -- Service Class 2..........    0.67%         0.25%        0.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2...............................    0.94%         0.25%        0.07%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+..............................    0.80%         0.25%        0.05%
 Templeton Developing Markets VIP
  Fund -- Class 2...............................    1.05%         0.25%        0.12%
 Templeton Foreign VIP Fund -- Class 2..........    0.77%         0.25%        0.05%
 Templeton Global Bond VIP Fund --
  Class 1.......................................    0.46%          --          0.07%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........    0.64%         0.25%        0.09%
 Janus Henderson Global Research
  Portfolio+....................................    0.54%         0.25%        0.10%
 Janus Henderson Global Technology
  Portfolio.....................................    0.64%         0.25%        0.11%
 Janus Henderson Mid Cap Value Portfolio........    0.56%         0.25%        0.14%
 Janus Henderson Overseas Portfolio.............    0.46%         0.25%        0.11%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.69%          --          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.70%          --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%          --          0.06%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%          --          0.12%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................    0.90%          --          0.26%
 MFS(R) New Discovery Series....................    0.90%          --          0.07%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................    0.70%          --          0.08%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................    0.75%          --          0.36%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Freedom 2010 Portfolio -- Initial Class........     0.52%        0.52%           --          0.52%
 Freedom 2015 Portfolio -- Initial Class........     0.56%        0.56%           --          0.56%
 Freedom 2020 Portfolio -- Initial Class........     0.58%        0.58%           --          0.58%
 Freedom 2025 Portfolio -- Initial Class........     0.60%        0.60%           --          0.60%
 Freedom 2030 Portfolio -- Initial Class........     0.65%        0.65%           --          0.65%
 Government Money Market Portfolio --
  Initial Class.................................      --          0.26%           --          0.26%
 Growth & Income Portfolio -- Service
  Class 2.......................................      --          0.80%           --          0.80%
 High Income Portfolio -- Initial Class.........      --          0.67%           --          0.67%
 Index 500 Portfolio -- Initial Class...........      --          0.10%           --          0.10%
 Investment Grade Bond Portfolio -- Service
  Class.........................................      --          0.51%           --          0.51%
 Mid Cap Portfolio -- Service Class 2...........      --          0.88%           --          0.88%
 Overseas Portfolio -- Service Class 2..........      --          1.05%           --          1.05%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2...............................     0.01%        1.27%           --          1.27%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+..............................     0.01%        1.11%         0.01%         1.10%
 Templeton Developing Markets VIP
  Fund -- Class 2...............................      --          1.42%         0.01%         1.41%
 Templeton Foreign VIP Fund -- Class 2..........     0.02%        1.09%         0.01%         1.08%
 Templeton Global Bond VIP Fund --
  Class 1.......................................     0.07%        0.60%         0.07%         0.53%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........      --          0.98%           --          0.98%
 Janus Henderson Global Research
  Portfolio+....................................      --          0.89%           --          0.89%
 Janus Henderson Global Technology
  Portfolio.....................................      --          1.00%           --          1.00%
 Janus Henderson Mid Cap Value Portfolio........      --          0.95%           --          0.95%
 Janus Henderson Overseas Portfolio.............      --          0.82%           --          0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................      --          0.79%           --          0.79%
 ClearBridge Variable Appreciation
  Portfolio.....................................      --          0.74%           --          0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................      --          0.76%           --          0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................      --          0.71%           --          0.71%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................     0.01%        0.83%           --          0.83%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................      --          1.16%         0.19%         0.97%
 MFS(R) New Discovery Series....................      --          0.97%         0.03%         0.94%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................      --          0.78%         0.06%         0.72%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................      --          1.11%           --          1.11%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
FUND                                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Emerging Markets Equity Portfolio..........    0.85%          --          0.47%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA................................    0.68%          --          0.14%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio..................    0.43%         0.15%         --
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.................................    0.74%         0.15%        0.51%
 PIMCO Long-Term U.S. Government
  Portfolio.................................    0.48%         0.15%        0.14%
 PIMCO Low Duration Portfolio...............    0.50%         0.15%         --
 PIMCO Total Return Portfolio...............    0.50%         0.15%        0.04%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........    0.65%         0.25%        0.06%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.........    0.69%         0.25%        0.21%
 Putnam VT Sustainable Leaders Fund+........    0.55%         0.25%        0.12%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio..................    1.25%          --          0.13%
 Royce Small-Cap Portfolio..................    1.00%          --          0.11%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.............................    0.65%          --          0.64%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
 Emerging Markets Equity Portfolio..........      --          1.32%         0.07%         1.25%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA................................      --          0.82%         0.02%         0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio..................     0.85%        1.43%         0.11%         1.32%
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.................................     0.14%        1.54%         0.14%         1.40%
 PIMCO Long-Term U.S. Government
  Portfolio.................................      --          0.77%           --          0.77%
 PIMCO Low Duration Portfolio...............      --          0.65%           --          0.65%
 PIMCO Total Return Portfolio...............      --          0.69%           --          0.69%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........      --          0.96%           --          0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.........      --          1.15%           --          1.15%
 Putnam VT Sustainable Leaders Fund+........      --          0.92%           --          0.92%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio..................     0.09%        1.47%         0.05%         1.42%
 Royce Small-Cap Portfolio..................      --          1.11%         0.03%         1.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.............................      --          1.29%         0.40%         0.89%


+     Not available under all Policies. Availability depends on Policy issue date.



The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the "Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Delaware law, Brighthouse Life Insurance Company sponsors a separate account: Brighthouse Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.


Fund UL III was established on January 15, 1999 and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."


Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. Brighthouse Life Insurance Company is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.


                                   THE FUNDS


The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in Brighthouse Investment Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, Brighthouse Securities, LLC. These payments decrease the Fund's investment return.


Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR FINANCIAL REPRESENTATIVE. We do not guarantee the investment results of the Funds.



                FUND                        INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------ ------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC.
AB VPS Global Thematic Growth       Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class B
AB VPS Intermediate Bond            Seeks to generate income and price   AllianceBernstein L.P.
 Portfolio -- Class A               appreciation without assuming what
                                    the Adviser considers undue risk.
AB VPS International Value          Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class A

                FUND                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income         Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Government Securities   Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series I                    current income and capital
                                     appreciation.
Invesco V.I. International Growth    Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund -- Series I
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Capital Appreciation Fund         Seeks capital growth.                   American Century Investment
                                                                             Management, Inc.
VP Ultra(R) Fund                     Seeks long-term capital growth.         American Century Investment
                                                                             Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund             Seeks as high a level of current        Capital Research and Management
                                     income as is consistent with the        Company(SM)
                                     preservation of capital.
American Funds Global Growth         Seeks long-term growth of capital.      Capital Research and Management
 Fund                                                                        Company(SM)
American Funds Global Small          Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                         Company(SM)
American Funds Growth Fund           Seeks growth of capital.                Capital Research and Management
                                                                             Company(SM)
American Funds Growth-Income         Seeks long-term growth of capital       Capital Research and Management
 Fund                                and income.                             Company(SM)
American Funds High-Income Bond      Seeks a high level of current income.   Capital Research and Management
 Fund                                Its secondary investment objective is   Company(SM)
                                     capital appreciation.
American Funds International Fund    Seeks long-term growth of capital.      Capital Research and Management
                                                                             Company(SM)
American Funds New World Fund(R)     Seeks long-term capital appreciation.   Capital Research and Management
                                                                             Company(SM)
American Funds                       Seeks a high level of current income    Capital Research and Management
 U.S. Government/AAA-Rated           consistent with preservation of         Company(SM)
 Securities Fund                     capital.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --    Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                             consistent with income generation       Subadviser: BlackRock Financial
                                     and prudent investment                  Management, Inc.
                                     management.
Brighthouse Asset Allocation 100     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Eaton Vance Floating       Seeks a high level of current income.    Brighthouse Investment Advisers, LLC
 Rate Portfolio -- Class A                                                      Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate             Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Small Cap Growth               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio --        Seeks to maximize total return.          Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  in equity securities of mid-sized        Subadviser: Victory Capital
                                       companies.                               Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock    Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Baillie Gifford Overseas
                                                                                Limited

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                 with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital                    Brighthouse Investment Advisers, LLC
 Class D                               appreciation.                            Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core           Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  investments in common stocks or          Subadviser: Loomis, Sayles &
                                       other equity securities.                 Company, L.P.
MetLife Aggregate Bond Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                       Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                       Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Russell 2000(R) Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC

                   FUND                              INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio --           Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class F                                   investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                              Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital.                                 Management Company
Western Asset Management                   Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital and maintenance of liquidity.    Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value            Seeks capital appreciation.              Delaware Management Company
 Series
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                     Seeks long-term capital growth           The Dreyfus Corporation
                                           consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
                                           capital. Its secondary goal is current
                                           income.
International Value Portfolio              Seeks long-term capital growth.          The Dreyfus Corporation
Opportunistic Small Cap Portfolio          Seeks capital growth.                    The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
Contrafund(R) Portfolio -- Initial Class   Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial         Seeks reasonable income. The fund        Fidelity Management & Research
 Class                                     will also consider the potential for     Company
                                           capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial          Seeks high total return with a           FMR Co., Inc.
 Class                                     secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
Freedom 2015 Portfolio -- Initial          Seeks high total return with a           FMR Co., Inc.
 Class                                     secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.

                  FUND                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -----------------------------------
Freedom 2020 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2025 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2030 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Government Money Market                  Seeks as high a level of current         Fidelity Management & Research
 Portfolio -- Initial Class              income as is consistent with             Company
                                         preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Growth & Income Portfolio --             Seeks high total return through a        Fidelity Management & Research
 Service Class 2                         combination of current income and        Company
                                         capital appreciation.                    Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class   Seeks a high level of current income,    Fidelity Management & Research
                                         while also considering growth of         Company
                                         capital.                                 Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial Class     Seeks investment results that            Fidelity Management & Research
                                         correspond to the total return of        Company
                                         common stocks publicly traded in         Subadvisers: FMR Co., Inc.; Geode
                                         the United States, as represented by     Capital Management, LLC
                                         the S&P 500(R) Index.
Investment Grade Bond Portfolio --       Seeks as high a level of current         Fidelity Management & Research
 Service Class                           income as is consistent with the         Company
                                         preservation of capital.                 Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Mid Cap Portfolio -- Service Class 2     Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2    Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadvisers: FMR Co., Inc.; FMR
                                                                                  Investment Management (UK) Limited
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery         Seeks capital appreciation.              Franklin Mutual Advisers, LLC
 VIP Fund -- Class 2
Franklin Small-Mid Cap Growth VIP        Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund -- Class 2+
Templeton Developing Markets VIP         Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
 Fund -- Class 2
Templeton Foreign VIP Fund --            Seeks long-term capital growth.          Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond VIP Fund --        Seeks high current income,               Franklin Advisers, Inc.
 Class 1                                 consistent with preservation of
                                         capital, with capital appreciation as
                                         a secondary consideration.

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio    Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Henderson Global Research         Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio+
Janus Henderson Global Technology       Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio
Janus Henderson Mid Cap Value           Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                      Subadviser: Perkins Investment
                                                                                Management LLC
Janus Henderson Overseas Portfolio      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
 Strategy Portfolio                     dividend income and long-term           Subadviser: ClearBridge Investments,
                                        capital appreciation.                   LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                        its primary objective. Current          Subadviser: ClearBridge Investments,
                                        income is a secondary objective.        LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High      Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                           Subadvisers: Western Asset
                                                                                Management Company; Western Asset
                                                                                Management Company Limited;
                                                                                Western Asset Management Company
                                                                                Pte. Ltd.
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series             Seeks capital appreciation.             MFS(R) Investment Management
MFS(R) New Discovery Series             Seeks capital appreciation.             MFS(R) Investment Management
MFS(R) VARIABLE INSURANCE TRUST II --
 INITIAL CLASS
MFS(R) High Yield Portfolio             Seeks total return with an emphasis     MFS(R) Investment Management
                                        on high current income, but also
                                        considering capital appreciation.

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Emerging Markets Debt Portfolio       Seeks high total return by investing      Morgan Stanley Investment
                                      primarily in fixed income securities      Management Inc.
                                      of government and
                                      government-related issuers and, to a
                                      lesser extent, of corporate issuers in
                                      emerging market countries.
Emerging Markets Equity Portfolio     Seeks long-term capital appreciation      Morgan Stanley Investment
                                      by investing primarily in                 Management Inc.
                                      growth-oriented equity securities of      Subadviser: Morgan Stanley Investment
                                      issuers in emerging market countries.     Management Company
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap     Seeks capital appreciation.               OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                     Subadviser: OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio             Seeks maximum real return                 PIMCO
                                      consistent with preservation of real      Subadviser: Research Affiliates, LLC
                                      capital and prudent investment
                                      management.
PIMCO CommodityRealReturn(R)          Seeks maximum real return,                PIMCO
 Strategy Portfolio                   consistent with prudent investment
                                      management.
PIMCO Long-Term U.S. Government       Seeks maximum total return,               PIMCO
 Portfolio                            consistent with preservation of
                                      capital and prudent investment
                                      management.
PIMCO Low Duration Portfolio          Seeks maximum total return,               PIMCO
                                      consistent with preservation of
                                      capital and prudent investment
                                      management.
PIMCO Total Return Portfolio          Seeks maximum total return,               PIMCO
                                      consistent with preservation of
                                      capital and prudent investment
                                      management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                      investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current             Putnam Investment Management, LLC
                                      income is a secondary objective.
Putnam VT Sustainable Leaders         Seeks long-term capital appreciation.     Putnam Investment Management, LLC
 Fund+
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio             Seeks long-term growth of capital.        Royce & Associates, LP

                FUND                         INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
Royce Small-Cap Portfolio           Seeks long-term growth of capital.    Royce & Associates, LP
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

+     Not available under all Policies. Availability depends on Policy issue date.


                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.



                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;

   o   making available a variety of Investment Options and related programs;

   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                            SALES EXPENSE CHARGES                    SALES EXPENSE CHARGES
                             ON A CURRENT BASIS                      ON A GUARANTEED BASIS
                   ---------------------------------------   --------------------------------------
                                             ABOVE TARGET                              ABOVE TARGET
  POLICY YEARS      UP TO TARGET PREMIUM        PREMIUM       UP TO TARGET PREMIUM       PREMIUM
----------------   ----------------------   --------------   ----------------------   -------------
  Years 1 -- 7              7%                   0%                   9%                   5%
    Years 8+               3.5%                  0%                   9%                   5%

Currently, 2.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.


                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, and (3) charges for any Rider. These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT

       INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. (current and guaranteed)

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.


                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                    M&E CHARGE ON A     M&E CHARGE ON A
                     CURRENT BASIS      GUARANTEED BASIS
  POLICY YEARS          (ANNUAL)            (ANNUAL)
----------------   -----------------   -----------------
     1 -- 4          up to 0.45%             0.75%
     5 -- 15         up to 0.25%             0.75%
    16 -- 20         up to 0.25%             0.75%
  21 and after       up to 0.05%             0.75%

                                  FUND CHARGES


Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES


We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.



                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY


To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)


An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS


Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.


                    INCOME TAX FREE `SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested.. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

   o   mailing a check, payable to Brighthouse Life Insurance Company, to:
       Brighthouse Life Insurance Company, Specialized Benefit Resources, at our Administrative Office;

   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS


During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

We reserve the right to make certain changed to the Funds. (See "The Funds.")



                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


We determine the NET INVESTMENT FACTOR for any Valuation Period using the following   a
                                                                                     --
  equation:                                                                             - c
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.


                            FIXED ACCOUNT VALUATION


The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.60% in Policy Years 11-20, and 4.75% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.



                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We monitor transfer activity in the following Monitored Funds:

     AB VPS Global Thematic Growth Portfolio
     AB VPS International Value Portfolio
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
     Baillie Gifford International Stock Portfolio
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Eaton Vance Floating Rate Portfolio
     Clarion Global Real Estate Portfolio
     Delaware VIP(R) Small Cap Value Series
     Emerging Markets Debt Portfolio

     Emerging Markets Equity Portfolio

     Franklin Mutual Global Discovery VIP Fund

     Franklin Small-Mid Cap Growth VIP Fund

     Harris Oakmark International Portfolio
     High Income Portfolio
     International Value Portfolio
     Invesco Small Cap Growth Portfolio
     Invesco V.I. International Growth Fund

     Janus Henderson Global Research Portfolio
     Janus Henderson Global Technology Portfolio
     Janus Henderson Overseas Portfolio

     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Global Equity Series
     MFS(R) High Yield Portfolio
     MFS(R) New Discovery Series
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Oppenheimer Main Street Small Cap Fund(R)/VA
     Opportunistic Small Cap Portfolio

     Overseas Portfolio

     Putnam VT International Value Fund
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Templeton Global Bond VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each of Monitored Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies with a `plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS


Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The

Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
   75 -- 90         105
   95 -- 99         101
      100           100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.


                        OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION


After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.


                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS


Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the

Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
--------------------------------------------------------------------------------
If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
--------------------------------------------------------------------------------
                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.


              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your financial representative before purchasing any life insurance product. Your financial representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your financial representative.


We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER


You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
--------------------------------------------------------------------------------
You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER


You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER


You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

See Section "Transfer of Contract Value from the Fixed Account to the Investment Options" for details on Fixed Account Restrictions.

                                  POLICY LOANS
--------------------------------------------------------------------------------
While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.60% in years 11-20 and 4.75% in years 21 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on your current Premium Payment allocation percentages. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")


                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.



                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY STATE, LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.



                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.


Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code of 1986, as amended ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.


In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS


The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a Policy Owner that is a non-natural person, such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping transfer and other taxes.


In general, current federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES


The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.




                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------
                                  DISTRIBUTION



PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Distributor") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Principal Underwriting and Distribution Agreement. Distributor, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses Distributor for expenses Distributor incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). Distributor does not retain any fees under the Policies; however, Distributor may receive 12b-1 fees from the Funds.


Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor and the Company enter into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company no longer offers the Policy for sale.



                                  COMPENSATION


Broker-dealers having selling agreements with Distributor and the Company are paid compensation for the promotion and sale of the Policies. Financial representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or Distributor may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, Distributor may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with Distributor will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.


SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and Distributor have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. Among these investment advisory firms is Morgan Stanley Investment Management Inc. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.




                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT


We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                               POLICY STATEMENTS


We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION


The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:


   o   increases in the Stated Amount of insurance


WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:


   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.




                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for
Variable Life Insurance, and the financial statements of the Company, are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Policies.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Brighthouse - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 6575 Snowdrift Road, Suite 108, Allentown, PA, 18106.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- Brighthouse Life Insurance Company.

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 11225 North Community House Road, Charlotte, North Carolina 28277.

INTERNET SITE -- www.brighthousefinancial.com

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- Brighthouse Life Insurance Company.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- Brighthouse Life Insurance Company.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- Brighthouse Life Insurance Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds.



NAME CHANGES



               FORMER FUND NAME                                NEW FUND NAME
---------------------------------------------- --------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                      BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio               Victory Sycamore Mid Cap Value Portfolio
BRIGHTHOUSE FUNDS TRUST II                     BRIGHTHOUSE FUNDS TRUST II
 BlackRock Large Cap Value Portfolio           MFS(R) Value Portfolio II
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
 Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
 Global Research Portfolio                     Janus Henderson Global Research Portfolio
 Global Technology Portfolio                   Janus Henderson Global Technology Portfolio
 Janus Aspen Perkins Mid Cap Value Portfolio   Janus Henderson Mid Cap Value Portfolio
 Overseas Portfolio                            Janus Henderson Overseas Portfolio
PUTNAM VARIABLE TRUST                          PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund               Putnam VT Sustainable Leaders Fund



MERGER




           FORMER FUND NAME                     MERGED FUND NAME
-------------------------------------- ---------------------------------
BRIGHTHOUSE FUNDS TRUST II             BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II - Class B   MFS(R) Value Portfolio - Class A


                                   APPENDIX C
--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699
  33     32.08244     28.25862     31.31966
  34     33.21998     29.28066     32.43372
  35     34.40231     30.33542     33.58984
  36     35.62875     31.42269     34.78864

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  37      36.89887      32.54581      36.02937
  38      38.21380      33.70666      37.31331
  39      39.57333      34.90869      38.64156
  40      40.98082      36.15456      40.01542
  41      42.43483      37.44393      41.43655
  42      43.93497      38.77792      42.90320
  43      45.47934      40.15795      44.41354
  44      47.06408      41.58437      45.96532
  45      48.68721      43.05748      47.55816
  46      50.35153      44.57635      49.19205
  47      52.05909      46.14015      50.86933
  48      53.82129      47.74978      52.60081
  49      55.65264      49.40329      54.39601
  50      57.55331      51.10045      56.25603
  51      59.52395      52.84293      58.18077
  52      61.56006      54.62786      60.16500
  53      63.65497      56.45561      62.20607
  54      65.80535      58.32662      64.29880
  55      68.00239      60.24140      66.43654
  56      70.24448      62.19765      68.61843
  57      72.53540      64.19326      70.84671
  58      74.89684      66.22932      73.13829
  59      77.34745      68.30904      75.50944
  60      79.88828      70.43886      77.96041
  61      82.50695      72.62267      80.48453
  62      85.18613      74.86294      83.06646
  63      87.90817      77.16453      85.69409
  64      90.67166      79.53113      88.36535
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                   APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Brighthouse Life Insurance Company, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your financial representative.


The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Number: 811-09215




Book 49                                                                   4/18

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
         CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                            CORPORATE SELECT POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)
                                     DATED

                                 APRIL 30, 2018

                                      FOR

              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE

                                  (REGISTRANT)
                                   ISSUED BY
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and Brighthouse Life Insurance Company. You should read this SAI in conjunction with the prospectuses dated April 30, 2018 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.


Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                        BLIC-Book-49-50-51-79-92

                               TABLE OF CONTENTS


                                                            PAGE
                                                           -----
GENERAL INFORMATION AND HISTORY...........................    3
 The Depositor............................................    3
 State Regulation.........................................    3
 The Registrant...........................................    4
 Registration Statement...................................    4
 The Custodian............................................    4
UNDERWRITING AND DISTRIBUTION AGREEMENTS..................    4
 Principal Underwriting and Distribution Agreement........    4
 Compensation.............................................    4
VALUATION OF ASSETS.......................................    5
 Investment Options.......................................    5
 The Contract Value.......................................    5
 Accumulation Unit Value..................................    5
CALCULATION OF MONEY MARKET YIELD.........................    5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES...............    6
 Special Purchase Plans...................................    6
 Underwriting Procedures..................................    6
 Increases and Decreases in Stated Amount.................    6
ADDITIONAL FEDERAL TAX CONSIDERATIONS.....................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............    7
Financial Statements......................................    8

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. Brighthouse Life Insurance Company (the "Company" or "BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History


MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA ("MetLife USA"). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all policies and contracts issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut ("MICC"), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut ("MLAC"), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company ("MLI USA"), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company ("MLI"), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California ("MLI-CA"), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the State of Delaware (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Brighthouse Life Insurance Company sponsors a separate account:
Brighthouse Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.


Brighthouse Securities, LLC ("Brighthouse Securities") serves as the principal underwriter and distributor of the securities offered through the prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Prior to March 6, 2017, MetLife Investors Distribution Company ("MLIDC") served as principal underwriter and distributor. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The table below shows the amount of commissions paid with respect to Fund UL III in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS




              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
    YEAR              BY THE COMPANY           COMMISSIONS RETAINED
------------ ------------------------------- -----------------------
 2017........$1,629,533                      $0
 2016........$1,054,969                      $0
 2015........$2,197,626                      $0



The Policies are no longer offered for sale. Brighthouse Securities entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.


COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and Brighthouse Securities from the Funds.

                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 /7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Mortality Tables for Policies issued on or after January 1, 2009. For Policies issued prior to January 1, 2009, guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which is used for unisex cost of insurance rates. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.

                     ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of Brighthouse Fund UL III for Variable Life Insurance (formerly MetLife of CT Fund UL III for Variable Life Insurance) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The consolidated financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Brighthouse Fund UL III for Variable Life Insurance and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Fund UL III for Variable Life Insurance (formerly MetLife of CT Fund UL III for Variable Life Insurance) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended or since inception, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended or since inception, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                           AB GLOBAL THEMATIC       AB INTERMEDIATE        AB INTERNATIONAL      AMERICAN CENTURY VP
                                                 GROWTH                  BOND                    VALUE          CAPITAL APPRECIATION
                                            INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...........   $              6,198   $            113,860    $             12,261   $          9,585,328
   Accrued dividends...................                     --                     --                      --                     --
   Due from Brighthouse Life
     Insurance Company.................                     --                     --                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets...................                  6,198                113,860                  12,261              9,585,328
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company.................                      7                      5                       8                     15
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities..............                      7                      5                       8                     15
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS.............................   $              6,191   $            113,855    $             12,253   $          9,585,313
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                     AMERICAN FUNDS
                                  AMERICAN CENTURY       AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                      VP ULTRA                BOND              GLOBAL GROWTH        CAPITALIZATION
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $              7,377  $             30,147  $         10,488,863  $              2,796
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                 7,377                30,147            10,488,863                 2,796
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     9                     5                    22                    13
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     9                     5                    22                    13
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $              7,368  $             30,142  $         10,488,841  $              2,783
                                ====================  ====================  ====================  ====================


                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                      GROWTH             GROWTH-INCOME       HIGH-INCOME BOND        INTERNATIONAL
                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        65,317,181  $         26,388,693  $              5,336  $         32,730,419
   Accrued dividends..........                   --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........           65,317,181            26,388,693                 5,336            32,730,419
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   61                    24                     7                    33
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   61                    24                     7                    33
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        65,317,120  $         26,388,669  $              5,329  $         32,730,386
                                ===================  ====================  ====================  ====================

                                                       AMERICAN FUNDS U.S.
                                   AMERICAN FUNDS        GOVERNMENT/AAA-
                                      NEW WORLD         RATED SECURITIES
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,958,049  $             85,206
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             9,958,049                85,206
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    27                     7
                                --------------------  --------------------
        Total Liabilities.....                    27                     7
                                --------------------  --------------------

NET ASSETS....................  $          9,958,022  $             85,199
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                   BHFTI BRIGHTHOUSE/
                                   BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                     HIGH YIELD       ASSET ALLOCATION 100     SMALL CAP VALUE       MARKETS EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         29,191,933  $            789,699  $          3,268,128  $         17,499,008
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            29,191,933               789,699             3,268,128            17,499,008
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    14                     9                    27                    22
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    14                     9                    27                    22
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         29,191,919  $            789,690  $          3,268,101  $         17,498,986
                                ====================  ====================  ====================  ====================

                                 BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/                                 BHFTI
                                     EATON VANCE        WELLINGTON LARGE        BHFTI CLARION          CLEARBRIDGE
                                    FLOATING RATE         CAP RESEARCH       GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,773,606  $            939,700  $         39,496,610  $         21,378,440
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             6,773,606               939,700            39,496,610            21,378,440
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     1                     8                    32                    25
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     1                     8                    32                    25
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          6,773,605  $            939,692  $         39,496,578  $         21,378,415
                                ====================  ====================  ====================  ====================

                                    BHFTI HARRIS
                                       OAKMARK            BHFTI INVESCO
                                    INTERNATIONAL       SMALL CAP GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         34,101,395  $         14,867,361
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            34,101,395            14,867,361
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    25                    22
                                --------------------  --------------------
        Total Liabilities.....                    25                    22
                                --------------------  --------------------

NET ASSETS....................  $         34,101,370  $         14,867,339
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                        BHFTI                 BHFTI                 BHFTI
                                    LOOMIS SAYLES         MFS RESEARCH         MORGAN STANLEY       BHFTI OPPENHEIMER
                                   GLOBAL MARKETS         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         10,241,405  $          3,498,839  $          1,812,485  $          1,060,291
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            10,241,405             3,498,839             1,812,485             1,060,291
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    16                     7                    18                    16
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    16                     7                    18                    16
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         10,241,389  $          3,498,832  $          1,812,467  $          1,060,275
                                ====================  ====================  ====================  ====================

                                        BHFTI                                   BHFTI VICTORY            BHFTII
                                   PIMCO INFLATION     BHFTI T. ROWE PRICE        SYCAMORE           BAILLIE GIFFORD
                                   PROTECTED BOND        LARGE CAP VALUE        MID CAP VALUE      INTERNATIONAL STOCK
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         32,409,301  $          3,469,522  $          1,164,505  $             96,600
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            32,409,301             3,469,522             1,164,505                96,600
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    21                    32                    16                     6
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    21                    32                    16                     6
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         32,409,280  $          3,469,490  $          1,164,489  $             96,594
                                ====================  ====================  ====================  ====================


                                  BHFTII BLACKROCK      BHFTII BLACKROCK
                                     BOND INCOME      CAPITAL APPRECIATION
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         24,392,242  $            176,588
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            24,392,242               176,588
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    18                    13
                                --------------------  --------------------
        Total Liabilities.....                    18                    13
                                --------------------  --------------------

NET ASSETS....................  $         24,392,224  $            176,575
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                  BHFTII BLACKROCK
                                     ULTRA-SHORT      BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                      TERM BOND       ASSET ALLOCATION 20    ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                  INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         57,045,417  $          1,590,060  $            879,161  $          2,576,178
   Accrued dividends..........                   300                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            57,045,717             1,590,060               879,161             2,576,178
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   329                     6                     7                     8
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   329                     6                     7                     8
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         57,045,388  $          1,590,054  $            879,154  $          2,576,170
                                ====================  ====================  ====================  ====================

                                                                              BHFTII BRIGHTHOUSE/
                                                       BHFTII BRIGHTHOUSE/        WELLINGTON
                                 BHFTII BRIGHTHOUSE        WELLINGTON             CORE EQUITY         BHFTII FRONTIER
                                 ASSET ALLOCATION 80        BALANCED             OPPORTUNITIES        MID CAP GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            293,250  $           1,914,406  $          1,100,041  $          2,904,549
   Accrued dividends..........                    --                     --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........               293,250              1,914,406             1,100,041             2,904,549
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     8                     17                     8                    21
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     8                     17                     8                    21
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $            293,242  $           1,914,389  $          1,100,033  $          2,904,528
                                ====================  =====================  ====================  ====================


                                                         BHFTII METLIFE
                                       BHFTII            AGGREGATE BOND
                                   JENNISON GROWTH            INDEX
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         48,346,464  $          8,263,065
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            48,346,464             8,263,065
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    27                    14
                                --------------------  --------------------
        Total Liabilities.....                    27                    14
                                --------------------  --------------------

NET ASSETS....................  $         48,346,437  $          8,263,051
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017





                                   BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                 MID CAP STOCK INDEX     MSCI EAFE INDEX    RUSSELL 2000 INDEX        STOCK INDEX
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $         33,427,987  $         21,051,355  $        35,071,047  $         20,093,029
   Accrued dividends..........                    --                    --                   --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                   --                    --
                                --------------------  --------------------  -------------------  --------------------
        Total Assets..........            33,427,987            21,051,355           35,071,047            20,093,029
                                --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    20                    23                   45                    24
                                --------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                    20                    23                   45                    24
                                --------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $         33,427,967  $         21,051,332  $        35,071,002  $         20,093,005
                                ====================  ====================  ===================  ====================



                                                                                                       BHFTII
                                     BHFTII MFS          BHFTII MFS            BHFTII MFS         NEUBERGER BERMAN
                                    TOTAL RETURN          VALUE II                VALUE                GENESIS
                                  INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        24,836,546  $         8,667,403  $         54,691,894  $          2,532,440
   Accrued dividends..........                   --                   --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                   --                   --                    --                    --
                                -------------------  -------------------  --------------------  --------------------
        Total Assets..........           24,836,546            8,667,403            54,691,894             2,532,440
                                -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   65                    8                    25                     8
                                -------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                   65                    8                    25                     8
                                -------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $        24,836,481  $         8,667,395  $         54,691,869  $          2,532,432
                                ===================  ===================  ====================  ====================

                                                             BHFTII
                                                          WESTERN ASSET
                                       BHFTII              MANAGEMENT
                                    T. ROWE PRICE        STRATEGIC BOND
                                  LARGE CAP GROWTH        OPPORTUNITIES
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  -------------------
ASSETS:
   Investments at fair value..  $          2,396,748  $           370,339
   Accrued dividends..........                    --                   --
   Due from Brighthouse Life
     Insurance Company........                    --                   --
                                --------------------  -------------------
        Total Assets..........             2,396,748              370,339
                                --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    11                   11
                                --------------------  -------------------
        Total Liabilities.....                    11                   11
                                --------------------  -------------------

NET ASSETS....................  $          2,396,737  $           370,328
                                ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                   BHFTII WESTERN
                                  ASSET MANAGEMENT        DELAWARE VIP           DREYFUS VIF            DREYFUS VIF
                                   U.S. GOVERNMENT       SMALL CAP VALUE        APPRECIATION        INTERNATIONAL VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          5,568,393  $         31,919,827  $             870,561  $          1,028,499
   Accrued dividends..........                    --                    --                     --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........             5,568,393            31,919,827                870,561             1,028,499
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     7                    33                     23                     7
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     7                    33                     23                     7
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          5,568,386  $         31,919,794  $             870,538  $          1,028,492
                                ====================  ====================  =====================  ====================

                                     DREYFUS VIF
                                    OPPORTUNISTIC          FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                      SMALL CAP             CONTRAFUND            EQUITY-INCOME         FREEDOM 2010
                                  INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                ---------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $           1,566,079  $         29,820,951  $             770,748  $             272,617
   Accrued dividends..........                     --                    --                     --                     --
   Due from Brighthouse Life
     Insurance Company........                     --                    --                     --                     --
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Assets..........              1,566,079            29,820,951                770,748                272,617
                                ---------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     14                    43                      9                     13
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                     14                    43                      9                     13
                                ---------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $           1,566,065  $         29,820,908  $             770,739  $             272,604
                                =====================  ====================  =====================  =====================


                                    FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2015           FREEDOM 2020
                                  INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            745,300  $           2,641,136
   Accrued dividends..........                    --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Assets..........               745,300              2,641,136
                                --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     8                      8
                                --------------------  ---------------------
        Total Liabilities.....                     8                      8
                                --------------------  ---------------------

NET ASSETS....................  $            745,292  $           2,641,128
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                FIDELITY VIP
                                    FIDELITY VIP          FIDELITY VIP           GOVERNMENT            FIDELITY VIP
                                    FREEDOM 2025          FREEDOM 2030          MONEY MARKET          GROWTH & INCOME
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,977,825  $          3,439,111  $          42,289,873  $             25,991
   Accrued dividends..........                    --                    --                     --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........             1,977,825             3,439,111             42,289,873                25,991
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     7                     7                      4                     9
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     7                     7                      4                     9
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          1,977,818  $          3,439,104  $          42,289,869  $             25,982
                                ====================  ====================  =====================  ====================

                                                                                 FIDELITY VIP
                                    FIDELITY VIP           FIDELITY VIP        INVESTMENT GRADE         FIDELITY VIP
                                     HIGH INCOME             INDEX 500               BOND                  MID CAP
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             137,875  $        164,295,441  $         42,164,848  $           7,548,895
   Accrued dividends..........                     --                    --                    --                     --
   Due from Brighthouse Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........                137,875           164,295,441            42,164,848              7,548,895
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                      6                   153                    19                     37
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                      6                   153                    19                     37
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $             137,869  $        164,295,288  $         42,164,829  $           7,548,858
                                =====================  ====================  ====================  =====================

                                                         FTVIPT FRANKLIN
                                    FIDELITY VIP          MUTUAL GLOBAL
                                      OVERSEAS            DISCOVERY VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,763,606  $             49,938
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,763,606                49,938
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    16                     8
                                --------------------  --------------------
        Total Liabilities.....                    16                     8
                                --------------------  --------------------

NET ASSETS....................  $          1,763,590  $             49,930
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                   FTVIPT FRANKLIN           FTVIPT                FTVIPT                FTVIPT
                                    SMALL-MID CAP     TEMPLETON DEVELOPING        TEMPLETON             TEMPLETON
                                     GROWTH VIP            MARKETS VIP           FOREIGN VIP         GLOBAL BOND VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,769,491  $          1,076,403  $         13,905,428  $         26,685,013
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,769,491             1,076,403            13,905,428            26,685,013
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    15                     7                    28                    16
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    15                     7                    28                    16
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          1,769,476  $          1,076,396  $         13,905,400  $         26,684,997
                                ====================  ====================  ====================  ====================

                                                          INVESCO V.I.
                                    INVESCO V.I.          INTERNATIONAL        JANUS HENDERSON       JANUS HENDERSON
                                      COMSTOCK               GROWTH              ENTERPRISE          GLOBAL RESEARCH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            864,286  $         32,975,406  $         30,271,503  $            719,095
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               864,286            32,975,406            30,271,503               719,095
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     7                    39                    38                    11
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     7                    39                    38                    11
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            864,279  $         32,975,367  $         30,271,465  $            719,084
                                ====================  ====================  ====================  ====================


                                    JANUS HENDERSON      JANUS HENDERSON
                                   GLOBAL TECHNOLOGY      MID CAP VALUE
                                   INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         12,463,940  $         11,443,111
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            12,463,940            11,443,111
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    18                    17
                                --------------------  --------------------
        Total Liabilities.....                    18                    17
                                --------------------  --------------------

NET ASSETS....................  $         12,463,922  $         11,443,094
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                             LMPVET                LMPVET                LMPVET
                                   JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                      OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          8,375,044  $          1,301,054  $                666  $            646,870
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             8,375,044             1,301,054                   666               646,870
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    27                    10                     8                     8
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    27                    10                     8                     8
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          8,375,017  $          1,301,044  $                658  $            646,862
                                ====================  ====================  ====================  ====================

                                                                                  LMPVIT
                                       LMPVET                LMPVET            WESTERN ASSET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE    VARIABLE GLOBAL         MFS VIT II
                                  LARGE CAP GROWTH       LARGE CAP VALUE      HIGH YIELD BOND         HIGH YIELD
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $          1,292,688  $          3,486,869  $        11,474,944  $           193,837
   Accrued dividends..........                    --                    --                   --                   --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                   --                   --
                                --------------------  --------------------  -------------------  -------------------
        Total Assets..........             1,292,688             3,486,869           11,474,944              193,837
                                --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    10                    16                    6                    6
                                --------------------  --------------------  -------------------  -------------------
        Total Liabilities.....                    10                    16                    6                    6
                                --------------------  --------------------  -------------------  -------------------

NET ASSETS....................  $          1,292,678  $          3,486,853  $        11,474,938  $           193,831
                                ====================  ====================  ===================  ===================


                                                        OPPENHEIMER VA
                                       MFS VIT            MAIN STREET
                                    NEW DISCOVERY          SMALL CAP
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $           457,046  $         1,742,482
   Accrued dividends..........                   --                   --
   Due from Brighthouse Life
     Insurance Company........                   --                   --
                                -------------------  -------------------
        Total Assets..........              457,046            1,742,482
                                -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   12                   10
                                -------------------  -------------------
        Total Liabilities.....                   12                   10
                                -------------------  -------------------

NET ASSETS....................  $           457,034  $         1,742,472
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                            PIMCO VIT
                                      PIMCO VIT             COMMODITY             PIMCO VIT             PIMCO VIT
                                      ALL ASSET        REALRETURN STRATEGY      LOW DURATION          TOTAL RETURN
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             43,817  $          8,390,333  $         27,545,452  $         26,551,716
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    14                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                43,817             8,390,347            27,545,452            26,551,716
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     8                    --                    18                   902
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     8                    --                    18                   902
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             43,809  $          8,390,347  $         27,545,434  $         26,550,814
                                ====================  ====================  ====================  ====================


                                     PIONEER VCT            PUTNAM VT             PUTNAM VT
                                    MID CAP VALUE      INTERNATIONAL VALUE    MULTI-CAP GROWTH       ROYCE MICRO-CAP
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            988,384  $                137  $            152,062  $            618,256
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               988,384                   137               152,062               618,256
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    10                     5                    11                     7
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    10                     5                    11                     7
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            988,374  $                132  $            152,051  $            618,249
                                ====================  ====================  ====================  ====================

                                                        TAP 1919 VARIABLE
                                                       SOCIALLY RESPONSIVE
                                   ROYCE SMALL-CAP          BALANCED
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,082,842  $           139,150
   Accrued dividends..........                    --                   --
   Due from Brighthouse Life
     Insurance Company........                    --                   --
                                --------------------  --------------------
        Total Assets..........             9,082,842              139,150
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    14                   10
                                --------------------  --------------------
        Total Liabilities.....                    14                   10
                                --------------------  --------------------

NET ASSETS....................  $          9,082,828  $           139,140
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                       VANGUARD VIF
                                                                       SMALL COMPANY          VIF EMERGING          VIF EMERGING
                                                                          GROWTH              MARKETS DEBT         MARKETS EQUITY
                                                                     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                                                   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value....................................   $            208,101   $          6,810,490   $        22,330,647
   Accrued dividends............................................                     --                     --                    --
   Due from Brighthouse Life
     Insurance Company..........................................                     --                     --                    --
                                                                   --------------------   --------------------   -------------------
        Total Assets............................................                208,101              6,810,490            22,330,647
                                                                   --------------------   --------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company..........................................                      2                      6                     8
                                                                   --------------------   --------------------   -------------------
        Total Liabilities.......................................                      2                      6                     8
                                                                   --------------------   --------------------   -------------------

NET ASSETS......................................................   $            208,099   $          6,810,484   $        22,330,639
                                                                   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                             AB GLOBAL THEMATIC      AB INTERMEDIATE     AB INTERNATIONAL     AMERICAN CENTURY VP
                                                   GROWTH                 BOND                 VALUE         CAPITAL APPRECIATION
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                14  $              3,724  $               251  $                 --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                   13                   226                   38                12,549
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                    1                 3,498                  213              (12,549)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 1,081                   --             1,049,050
      Realized gains (losses) on sale of
        investments........................                1,231                 (231)                1,361                 2,774
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                1,231                   850                1,361             1,051,824
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                1,070                 (639)                3,126               563,419
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,301                   211                4,487             1,615,243
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,302  $              3,709  $             4,700  $          1,602,694
                                             ===================  ====================  ===================  ====================

                                                                                                                AMERICAN FUNDS
                                              AMERICAN CENTURY       AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                                  VP ULTRA                BOND             GLOBAL GROWTH        CAPITALIZATION
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               164  $                569  $            62,914  $                 11
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                   31                    63               17,947                     4
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                  133                   506               44,967                     7
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,081                   412              250,065                    --
      Realized gains (losses) on sale of
        investments........................                8,466                  (11)              (2,652)                     9
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               10,547                   401              247,413                     9
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (6,105)                   247            1,938,616                   541
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                4,442                   648            2,186,029                   550
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             4,575  $              1,154  $         2,230,996  $                557
                                             ===================  ====================  ===================  ====================


                                               AMERICAN FUNDS        AMERICAN FUNDS
                                                   GROWTH             GROWTH-INCOME
                                              INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           303,563  $            341,741
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              113,648                34,564
                                             -------------------  --------------------
           Net investment income (loss)....              189,915               307,177
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,695,759             1,497,022
      Realized gains (losses) on sale of
        investments........................            1,285,616               191,288
                                             -------------------  --------------------
           Net realized gains (losses).....            6,981,375             1,688,310
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            7,404,372             2,525,982
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           14,385,747             4,214,292
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        14,575,662  $          4,521,469
                                             ===================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                               AMERICAN FUNDS U.S.
                                                 AMERICAN FUNDS      AMERICAN FUNDS        AMERICAN FUNDS        GOVERNMENT/AAA-
                                                HIGH-INCOME BOND      INTERNATIONAL           NEW WORLD         RATED SECURITIES
                                                INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $               339  $           378,372  $             84,784  $              1,147
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   32               49,433                13,804                   176
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                  307              328,939                70,980                   971
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              332,826                    --                    --
      Realized gains (losses) on sale of
        investments.........................              (1,829)              226,403                87,401                 (752)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......              (1,829)              559,229                87,401                 (752)
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                3,057            6,803,266             2,042,040                 1,076
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                1,228            7,362,495             2,129,441                   324
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             1,535  $         7,691,434  $          2,200,421  $              1,295
                                              ===================  ===================  ====================  ====================

                                                                                                                BHFTI BRIGHTHOUSE/
                                                 BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                                   HIGH YIELD       ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,690,620  $              8,180  $            27,730  $            196,513
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                16,102                 1,421                5,960                27,928
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....             1,674,518                 6,759               21,770               168,585
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                36,372              109,975                    --
      Realized gains (losses) on sale of
        investments.........................              (66,015)                20,772              137,517               102,107
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......              (66,015)                57,144              247,492               102,107
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               730,430                77,079               80,262             3,507,272
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               664,415               134,223              327,754             3,609,379
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,338,933  $            140,982  $           349,524  $          3,777,964
                                              ====================  ====================  ===================  ====================

                                               BHFTI BRIGHTHOUSE/     BHFTI BRIGHTHOUSE/
                                                   EATON VANCE         WELLINGTON LARGE
                                                  FLOATING RATE          CAP RESEARCH
                                              INVESTMENT OPTION (a)    INVESTMENT OPTION
                                              ---------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --   $             8,081
                                              ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 4,494                 1,713
                                              ---------------------  -------------------
           Net investment income (loss).....               (4,494)                 6,368
                                              ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                31,209
      Realized gains (losses) on sale of
        investments.........................                   247                30,036
                                              ---------------------  -------------------
           Net realized gains (losses)......                   247                61,245
                                              ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                93,323                98,568
                                              ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                93,570               159,813
                                              ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             89,076   $           166,181
                                              =====================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                          BHFTI            BHFTI HARRIS
                                                 BHFTI CLARION         CLEARBRIDGE            OAKMARK            BHFTI INVESCO
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      INTERNATIONAL       SMALL CAP GROWTH
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,525,167  $            190,194  $           569,284  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               70,134                30,229               58,511               19,862
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            1,455,033               159,965              510,773             (19,862)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --            1,349,496
      Realized gains (losses) on sale of
        investments........................              167,964               449,123              268,189            (292,635)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              167,964               449,123              268,189            1,056,861
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,473,894             2,685,284            7,236,876            1,760,088
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,641,858             3,134,407            7,505,065            2,816,949
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,096,891  $          3,294,372  $         8,015,838  $         2,797,087
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI                BHFTI
                                                 LOOMIS SAYLES        MFS RESEARCH        MORGAN STANLEY       BHFTI OPPENHEIMER
                                                GLOBAL MARKETS        INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           162,223  $             48,301  $             5,785  $             5,999
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,976                 5,901                2,292                1,450
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              142,247                42,400                3,493                4,549
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               43,259                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              309,456                19,853               23,896               11,673
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              352,715                19,853               23,896               11,673
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,507,342               646,477              507,855              204,332
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,860,057               666,330              531,751              216,005
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,002,304  $            708,730  $           535,244  $           220,554
                                             ===================  ====================  ===================  ===================

                                                     BHFTI
                                                PIMCO INFLATION     BHFTI T. ROWE PRICE
                                                PROTECTED BOND        LARGE CAP VALUE
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            668,387  $            67,441
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                62,715                9,096
                                             --------------------  --------------------
           Net investment income (loss)....               605,672               58,345
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              283,786
      Realized gains (losses) on sale of
        investments........................             (251,465)              602,133
                                             --------------------  --------------------
           Net realized gains (losses).....             (251,465)              885,919
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               898,504            (303,369)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               647,039              582,550
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,252,711  $           640,895
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  BHFTI VICTORY            BHFTII
                                                    SYCAMORE           BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK
                                                  MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             14,706  $              1,043  $            720,387  $                179
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,522                   171                48,794                   333
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                11,184                   872               671,593                 (154)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                 3,944
      Realized gains (losses) on sale of
        investments.........................               148,778                   253             (153,304)                 9,617
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               148,778                   253             (153,304)                13,561
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (8,944)                24,103               418,058                35,543
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               139,834                24,356               264,754                49,104
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            151,018  $             25,228  $            936,347  $             48,950
                                              ====================  ====================  ====================  ====================

                                                BHFTII BLACKROCK
                                                   ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                                    TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            243,165  $             26,862  $              9,855  $             35,609
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               128,557                 2,295                 1,141                 4,312
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               114,608                24,567                 8,714                31,297
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 1,406                20,827                15,438                81,769
      Realized gains (losses) on sale of
        investments.........................               164,298               (1,243)               (2,112)                 2,977
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               165,704                19,584                13,326                84,746
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               167,581                24,885                31,604               177,005
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               333,285                44,469                44,930               261,751
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            447,893  $             69,036  $             53,644  $            293,048
                                              ====================  ====================  ====================  ====================

                                                                     BHFTII BRIGHTHOUSE/
                                               BHFTII BRIGHTHOUSE        WELLINGTON
                                               ASSET ALLOCATION 80        BALANCED
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,043  $             35,429
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   573                 3,596
                                              --------------------  --------------------
           Net investment income (loss).....                 3,470                31,833
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                14,317                44,448
      Realized gains (losses) on sale of
        investments.........................                 8,207               (1,988)
                                              --------------------  --------------------
           Net realized gains (losses)......                22,524                42,460
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                25,151               168,572
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                47,675               211,032
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             51,145  $            242,865
                                              ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                              BHFTII BRIGHTHOUSE/
                                                  WELLINGTON                                                   BHFTII METLIFE
                                                  CORE EQUITY        BHFTII FRONTIER           BHFTII          AGGREGATE BOND
                                                 OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH          INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             15,744  $                --  $           126,455  $           199,924
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 2,038                5,640               74,844               12,896
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....                13,706              (5,640)               51,611              187,028
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                37,157               64,196            2,819,937                   --
      Realized gains (losses) on sale of
        investments........................                 1,780               26,962            1,135,982             (61,669)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                38,937               91,158            3,955,919             (61,669)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               124,792              514,913            8,904,402              117,947
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               163,729              606,071           12,860,321               56,278
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            177,435  $           600,431  $        12,911,932  $           243,306
                                             ====================  ===================  ===================  ===================



                                               BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                             MID CAP STOCK INDEX    MSCI EAFE INDEX     RUSSELL 2000 INDEX        STOCK INDEX
                                              INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           408,217  $           461,417  $            390,142  $           322,930
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               55,654               26,695                58,487               35,093
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              352,563              434,722               331,655              287,837
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,860,812                   --             1,279,727              507,566
      Realized gains (losses) on sale of
        investments........................              362,972              107,496             1,609,488              757,348
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            2,223,784              107,496             2,889,215            1,264,914
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,873,331            3,195,798             1,266,269            2,035,568
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,097,115            3,303,294             4,155,484            3,300,482
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,449,678  $         3,738,016  $          4,487,139  $         3,588,319
                                             ===================  ===================  ====================  ===================



                                                  BHFTII MFS          BHFTII MFS
                                                 TOTAL RETURN          VALUE II
                                               INVESTMENT OPTION   INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           598,902  $           199,724
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,981               12,126
                                             -------------------  -------------------
           Net investment income (loss)....              552,921              187,598
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,335,912                   --
      Realized gains (losses) on sale of
        investments........................              587,495             (16,026)
                                             -------------------  -------------------
           Net realized gains (losses).....            1,923,407             (16,026)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              293,220              425,357
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,216,627              409,331
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,769,548  $           596,929
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                    BHFTII
                                                                                                                 WESTERN ASSET
                                                                         BHFTII                BHFTII             MANAGEMENT
                                                 BHFTII MFS         NEUBERGER BERMAN        T. ROWE PRICE       STRATEGIC BOND
                                                    VALUE                GENESIS          LARGE CAP GROWTH       OPPORTUNITIES
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           996,673  $              9,768  $              1,891  $            13,844
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               87,042                 4,278                 4,795                  735
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              909,631                 5,490               (2,904)               13,109
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,942,557               193,766               134,144                   --
      Realized gains (losses) on sale of
        investments........................              309,419                 5,751               132,854                4,332
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            3,251,976               199,517               266,998                4,332
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,965,474               123,453               430,618               11,525
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,217,450               322,970               697,616               15,857
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,127,081  $            328,460  $            694,712  $            28,966
                                             ===================  ====================  ====================  ===================



                                                BHFTII WESTERN
                                               ASSET MANAGEMENT       DELAWARE VIP           DREYFUS VIF           DREYFUS VIF
                                                U.S. GOVERNMENT      SMALL CAP VALUE        APPRECIATION       INTERNATIONAL VALUE
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            145,667  $           310,400  $             10,005  $            13,703
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 2,822               60,014                 1,741                1,881
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               142,845              250,386                 8,264               11,822
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,248,758                91,999                   --
      Realized gains (losses) on sale of
        investments........................              (57,261)              874,001                 3,133               12,423
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....              (57,261)            2,122,759                95,132               12,423
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                21,691              949,750                78,439              207,517
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (35,570)            3,072,509               173,571              219,940
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            107,275  $         3,322,895  $            181,835  $           231,762
                                             ====================  ===================  ====================  ====================



                                                 DREYFUS VIF
                                                OPPORTUNISTIC         FIDELITY VIP
                                                  SMALL CAP            CONTRAFUND
                                              INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            213,969
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                2,909                41,843
                                             -------------------  --------------------
           Net investment income (loss)....              (2,909)               172,126
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               16,392             1,396,998
      Realized gains (losses) on sale of
        investments........................               78,713               392,875
                                             -------------------  --------------------
           Net realized gains (losses).....               95,105             1,789,873
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              234,474             3,088,211
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              329,579             4,878,084
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           326,670  $          5,050,210
                                             ===================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2010          FREEDOM 2015
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             12,609  $              4,078  $             11,610
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,456                 1,028                 1,534
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                11,153                 3,050                10,076
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                15,238                 8,277                20,128
      Realized gains (losses) on sale of
         investments.........................               (4,146)                30,736                12,000
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                11,092                39,013                32,128
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                65,383                16,231                63,962
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                76,475                55,244                96,090
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             87,628  $             58,294  $            106,166
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                                   FREEDOM 2020          FREEDOM 2025           FREEDOM 2030
                                                 INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             38,503  $              27,892  $             45,403
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 5,126                  3,532                 6,004
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                33,377                 24,360                39,399
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                73,875                 48,763                95,023
      Realized gains (losses) on sale of
         investments.........................                37,422                 19,312                50,888
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               111,297                 68,075               145,911
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               245,536                195,598               359,476
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               356,833                263,673               505,387
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            390,210  $             288,033  $            544,786
                                               ====================  =====================  ====================

                                                   FIDELITY VIP
                                                    GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                                   MONEY MARKET         GROWTH & INCOME         HIGH INCOME
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            299,725  $                263  $              7,341
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                91,180                    43                   276
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               208,545                   220                 7,065
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                   494                    --
      Realized gains (losses) on sale of
         investments.........................                    --                    85               (1,330)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                    --                   579               (1,330)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                    --                 2,664                 3,382
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    --                 3,243                 2,052
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            208,545  $              3,463  $              9,117
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                     INDEX 500
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,733,894
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               277,436
                                               --------------------
           Net investment income (loss)......             2,456,458
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               474,812
      Realized gains (losses) on sale of
         investments.........................             6,078,931
                                               --------------------
           Net realized gains (losses).......             6,553,743
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            20,543,648
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            27,097,391
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         29,553,849
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  FIDELITY VIP                                                   FTVIPT FRANKLIN
                                                INVESTMENT GRADE        FIDELITY VIP        FIDELITY VIP          MUTUAL GLOBAL
                                                      BOND                 MID CAP            OVERSEAS            DISCOVERY VIP
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,006,674  $            34,728  $            20,085  $                786
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                79,338               15,964                3,588                    84
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               927,336               18,764               16,497                   702
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               178,844              325,200                1,563                 2,504
      Realized gains (losses) on sale of
        investments.........................                15,967              110,638               44,613                 (787)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               194,811              435,838               46,176                 1,717
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               499,706              871,028              351,687                   768
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               694,517            1,306,866              397,863                 2,485
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,621,853  $         1,325,630  $           414,360  $              3,187
                                              ====================  ===================  ===================  ====================

                                                FTVIPT FRANKLIN           FTVIPT                FTVIPT                FTVIPT
                                                 SMALL-MID CAP     TEMPLETON DEVELOPING        TEMPLETON             TEMPLETON
                                                  GROWTH VIP            MARKETS VIP           FOREIGN VIP         GLOBAL BOND VIP
                                               INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --   $             9,896  $            324,003  $                 --
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                3,317                 2,013                25,187                46,532
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (3,317)                 7,883               298,816              (46,532)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              164,571                    --                    --                79,102
      Realized gains (losses) on sale of
        investments.........................             (78,990)                19,049                15,366             (116,164)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               85,581                19,049                15,366              (37,062)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              242,484               292,137             1,574,781               448,299
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              328,065               311,186             1,590,147               411,237
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           324,748   $           319,069  $          1,888,963  $            364,705
                                              ===================  ====================  ====================  ====================

                                                                       INVESCO V.I.
                                                  INVESCO V.I.         INTERNATIONAL
                                                    COMSTOCK              GROWTH
                                                INVESTMENT OPTION    INVESTMENT OPTION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            15,445  $           428,213
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                1,555               54,210
                                              -------------------  -------------------
           Net investment income (loss).....               13,890              374,003
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               33,835                   --
      Realized gains (losses) on sale of
        investments.........................                  164              811,936
                                              -------------------  -------------------
           Net realized gains (losses)......               33,999              811,936
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               80,250            5,059,553
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              114,249            5,871,489
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           128,139  $         6,245,492
                                              ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               JANUS HENDERSON       JANUS HENDERSON     JANUS HENDERSON       JANUS HENDERSON
                                                 ENTERPRISE          GLOBAL RESEARCH    GLOBAL TECHNOLOGY       MID CAP VALUE
                                              INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            39,467  $             4,596  $                --  $            70,384
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               42,021                1,316               15,130               16,567
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              (2,554)                3,280             (15,130)               53,817
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,804,080                   --              662,731              417,542
      Realized gains (losses) on sale of
        investments........................              986,736               23,155              756,787               75,266
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            2,790,816               23,155            1,419,518              492,808
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,677,853              125,996            2,158,102              836,165
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,468,669              149,151            3,577,620            1,328,973
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,466,115  $           152,431  $         3,562,490  $         1,382,790
                                             ===================  ===================  ===================  ===================

                                                                          LMPVET                LMPVET                LMPVET
                                                JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                               INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            118,227   $             6,426  $                  7  $             9,066
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                10,934                 2,682                    15                1,113
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....               107,293                 3,744                   (8)                7,953
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                84,109                    20                   --
      Realized gains (losses) on sale of
        investments........................             (216,774)                88,685                 6,257               26,050
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....             (216,774)               172,794                 6,277               26,050
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,971,724                24,865               (4,940)               63,372
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,754,950               197,659                 1,337               89,422
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,862,243   $           201,403  $              1,329  $            97,375
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              2,750  $            46,175
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 2,479                6,979
                                             --------------------  --------------------
           Net investment income (loss)....                   271               39,196
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                71,062               99,136
      Realized gains (losses) on sale of
        investments........................                31,956               73,309
                                             --------------------  --------------------
           Net realized gains (losses).....               103,018              172,445
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               184,691              241,990
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               287,709              414,435
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            287,980  $           453,631
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    LMPVIT
                                                 WESTERN ASSET                                                  OPPENHEIMER VA
                                                VARIABLE GLOBAL        MFS VIT II             MFS VIT             MAIN STREET
                                                HIGH YIELD BOND        HIGH YIELD          NEW DISCOVERY           SMALL CAP
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           596,979  $             11,360  $                --  $            14,738
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               21,825                   364                  813                3,257
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              575,154                10,996                (813)               11,481
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                7,813               90,470
      Realized gains (losses) on sale of
        investments........................             (49,851)                   518                  389                3,692
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....             (49,851)                   518                8,202               94,162
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              360,477                 (229)               88,723              108,156
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              310,626                   289               96,925              202,318
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           885,780  $             11,285  $            96,112  $           213,799
                                             ===================  ====================  ===================  ===================


                                                                        PIMCO VIT
                                                   PIMCO VIT            COMMODITY            PIMCO VIT             PIMCO VIT
                                                   ALL ASSET       REALRETURN STRATEGY     LOW DURATION          TOTAL RETURN
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             2,523  $            774,242  $           363,738  $           572,755
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  111                13,230               50,520               57,614
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                2,412               761,012              313,218              515,141
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................                  531              (80,655)             (61,344)            (127,296)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                  531              (80,655)             (61,344)            (127,296)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                3,488             (436,985)               61,857              913,091
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                4,019             (517,640)                  513              785,795
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,431  $            243,372  $           313,731  $         1,300,936
                                             ===================  ====================  ===================  ===================



                                                  PIONEER VCT          PUTNAM VT
                                                 MID CAP VALUE    INTERNATIONAL VALUE
                                               INVESTMENT OPTION   INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             8,015  $                23
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                2,062                   --
                                             -------------------  -------------------
           Net investment income (loss)....                5,953                   23
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              103,949                   --
      Realized gains (losses) on sale of
        investments........................              (7,197)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....               96,752                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               16,895                   77
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              113,647                   75
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           119,600  $                98
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                               TAP 1919 VARIABLE
                                                   PUTNAM VT                                                  SOCIALLY RESPONSIVE
                                               MULTI-CAP GROWTH       ROYCE MICRO-CAP      ROYCE SMALL-CAP         BALANCED
                                               INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                831  $             4,074  $             82,202  $             1,321
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                   245                1,185                13,237                  210
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                   586                2,889                68,965                1,111
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 9,425               63,831                    --                9,001
      Realized gains (losses) on sale of
        investments........................                 3,524                3,929             (202,405)                   51
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                12,949               67,760             (202,405)                9,052
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                15,135             (41,459)               588,580                6,214
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                28,084               26,301               386,175               15,266
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,670  $            29,190  $            455,140  $            16,377
                                             ====================  ===================  ====================  ===================

                                                VANGUARD VIF
                                                SMALL COMPANY         VIF EMERGING         VIF EMERGING
                                                   GROWTH             MARKETS DEBT        MARKETS EQUITY
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,313  $            370,883  $           152,167
                                             -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  896                12,527               39,841
                                             -------------------  --------------------  -------------------
           Net investment income (loss)....                  417               358,356              112,326
                                             -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               18,103                    --                   --
      Realized gains (losses) on sale of
        investments........................               16,247               (8,165)              162,414
                                             -------------------  --------------------  -------------------
           Net realized gains (losses).....               34,350               (8,165)              162,414
                                             -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               18,828               167,941            5,490,463
                                             -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               53,178               159,776            5,652,877
                                             -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            53,595  $            518,132  $         5,765,203
                                             ===================  ====================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          AB GLOBAL THEMATIC GROWTH           AB INTERMEDIATE BOND
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             1  $          (19)  $         3,498  $           210
   Net realized gains (losses)......            1,231                9              850            (284)
   Change in unrealized gains
     (losses) on investments........            1,070             (52)            (639)          (1,751)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            2,302             (62)            3,709          (1,825)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,227            2,892            1,659            1,135
   Net transfers (including
     fixed account).................         (11,449)               --          (6,466)          109,805
   Policy charges...................            (192)            (308)          (1,519)            (524)
   Transfers for policy benefits
     and terminations...............              (3)              (2)              (1)               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (7,417)            2,582          (6,327)          110,416
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (5,115)            2,520          (2,618)          108,591
NET ASSETS:
   Beginning of year................           11,306            8,786          116,473            7,882
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         6,191  $        11,306  $       113,855  $       116,473
                                      ===============  ===============  ===============  ===============

                                                                                AMERICAN CENTURY VP
                                           AB INTERNATIONAL VALUE              CAPITAL APPRECIATION
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2017              2016             2017             2016
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           213  $           439  $      (12,549)   $      (11,385)
   Net realized gains (losses)......            1,361             (65)        1,051,824           585,284
   Change in unrealized gains
     (losses) on investments........            3,126            (453)          563,419         (405,137)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            4,700             (79)        1,602,694           168,762
                                      ---------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            9,739            6,663              107                97
   Net transfers (including
     fixed account).................         (41,094)               --          622,566         (814,235)
   Policy charges...................            (535)          (1,081)         (77,996)          (72,007)
   Transfers for policy benefits
     and terminations...............              (4)              (6)              (7)           (5,051)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (31,894)            5,576          544,670         (891,196)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (27,194)            5,497        2,147,364         (722,434)
NET ASSETS:
   Beginning of year................           39,447           33,950        7,437,949         8,160,383
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $        12,253  $        39,447  $     9,585,313   $     7,437,949
                                      ===============  ===============  ===============   ===============


                                           AMERICAN CENTURY VP ULTRA            AMERICAN FUNDS BOND
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           133   $            47  $           506  $            568
   Net realized gains (losses)......           10,547             1,619              401               135
   Change in unrealized gains
     (losses) on investments........          (6,105)              (87)              247               147
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            4,575             1,579            1,154               850
                                      ---------------   ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,906             2,672            8,776             6,004
   Net transfers (including
     fixed account).................         (39,078)                --         (17,025)                --
   Policy charges...................            (456)           (1,058)            (788)           (1,080)
   Transfers for policy benefits
     and terminations...............              (3)               (3)              (1)               (1)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (35,631)             1,611          (9,038)             4,923
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (31,056)             3,190          (7,884)             5,773
NET ASSETS:
   Beginning of year................           38,424            35,234           38,026            32,253
                                      ---------------   ---------------  ---------------  ----------------
   End of year......................  $         7,368   $        38,424  $        30,142  $         38,026
                                      ===============   ===============  ===============  ================

                                               AMERICAN FUNDS
                                                GLOBAL GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017              2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        44,967  $        53,167
   Net realized gains (losses)......          247,413          468,917
   Change in unrealized gains
     (losses) on investments........        1,938,616        (562,528)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,230,996         (40,444)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,736            4,130
   Net transfers (including
     fixed account).................        1,270,558      (1,594,696)
   Policy charges...................        (110,293)        (103,267)
   Transfers for policy benefits
     and terminations...............        (145,050)         (93,490)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,018,951      (1,787,323)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,249,947      (1,827,767)
NET ASSETS:
   Beginning of year................        7,238,894        9,066,661
                                      ---------------  ---------------
   End of year......................  $    10,488,841  $     7,238,894
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            AMERICAN FUNDS GLOBAL                AMERICAN FUNDS
                                            SMALL CAPITALIZATION                     GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016              2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             7  $             2  $       189,915  $       309,796
   Net realized gains (losses)......                9              376        6,981,375        5,958,682
   Change in unrealized gains
     (losses) on investments........              541            (334)        7,404,372      (1,566,612)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              557               44       14,575,662        4,701,866
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              154              154           19,887           16,605
   Net transfers (including
     fixed account).................               --              (3)      (3,358,884)      (8,848,379)
   Policy charges...................             (40)             (38)        (670,375)        (776,801)
   Transfers for policy benefits
     and terminations...............              (6)               --        (385,061)        (725,889)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........              108              113      (4,394,433)     (10,334,464)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............              665              157       10,181,229      (5,632,598)
NET ASSETS:
   Beginning of year................            2,118            1,961       55,135,891       60,768,489
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         2,783  $         2,118  $    65,317,120  $    55,135,891
                                      ===============  ===============  ===============  ===============


                                              AMERICAN FUNDS                      AMERICAN FUNDS
                                               GROWTH-INCOME                     HIGH-INCOME BOND
                                             INVESTMENT OPTION                   INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       307,177  $       239,154  $           307  $         2,615
   Net realized gains (losses)......        1,688,310        2,010,493          (1,829)            (156)
   Change in unrealized gains
     (losses) on investments........        2,525,982        (323,664)            3,057            4,414
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,521,469        1,925,983            1,535            6,873
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          146,655            7,117            4,629            3,167
   Net transfers (including
     fixed account).................        3,772,034         (31,820)         (47,123)               --
   Policy charges...................        (314,022)        (256,163)            (492)          (1,230)
   Transfers for policy benefits
     and terminations...............        (345,700)        (294,393)              (2)              (3)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        3,258,967        (575,259)         (42,988)            1,934
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        7,780,436        1,350,724         (41,453)            8,807
NET ASSETS:
   Beginning of year................       18,608,233       17,257,509           46,782           37,975
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    26,388,669  $    18,608,233  $         5,329  $        46,782
                                      ===============  ===============  ===============  ===============


                                               AMERICAN FUNDS                    AMERICAN FUNDS
                                                INTERNATIONAL                       NEW WORLD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       328,939  $       304,076  $        70,980  $        48,190
   Net realized gains (losses)......          559,229        1,778,918           87,401        (343,518)
   Change in unrealized gains
     (losses) on investments........        6,803,266      (1,267,921)        2,042,040          643,588
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        7,691,434          815,073        2,200,421          348,260
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           72,645               --            2,499          126,967
   Net transfers (including
     fixed account).................        1,422,221        2,692,895           76,506      (1,567,798)
   Policy charges...................        (438,058)        (404,037)         (95,975)         (91,734)
   Transfers for policy benefits
     and terminations...............        (180,981)      (5,524,152)         (58,279)         (27,945)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          875,827      (3,235,294)         (75,249)      (1,560,510)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,567,261      (2,420,221)        2,125,172      (1,212,250)
NET ASSETS:
   Beginning of year................       24,163,125       26,583,346        7,832,850        9,045,100
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    32,730,386  $    24,163,125  $     9,958,022  $     7,832,850
                                      ===============  ===============  ===============  ===============

                                               AMERICAN FUNDS
                                              U.S. GOVERNMENT/
                                            AAA-RATED SECURITIES
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           971  $           972
   Net realized gains (losses)......            (752)            1,568
   Change in unrealized gains
     (losses) on investments........            1,076          (1,939)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            1,295              601
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           17,391           11,898
   Net transfers (including
     fixed account).................         (18,065)            5,556
   Policy charges...................          (2,089)          (2,337)
   Transfers for policy benefits
     and terminations...............              (2)               --
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (2,765)           15,117
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (1,470)           15,718
NET ASSETS:
   Beginning of year................           86,669           70,951
                                      ---------------  ---------------
   End of year......................  $        85,199  $        86,669
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016





                                              BHFTI BLACKROCK                   BHFTI BRIGHTHOUSE
                                                HIGH YIELD                    ASSET ALLOCATION 100
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,674,518  $     1,921,211  $         6,759  $         5,878
   Net realized gains (losses)......         (66,015)        (481,768)           57,144           24,290
   Change in unrealized gains
     (losses) on investments........          730,430        2,381,038           77,079         (20,581)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,338,933        3,820,481          140,982            9,587
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          179,934          139,923            1,373              976
   Net transfers (including
     fixed account).................      (3,423,328)        2,674,425          435,628        (115,558)
   Policy charges...................        (320,460)        (300,573)         (13,329)          (5,224)
   Transfers for policy benefits
     and terminations...............        (190,835)        (293,588)         (36,897)         (22,164)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,754,689)        2,220,187          386,775        (141,970)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,415,756)        6,040,668          527,757        (132,383)
NET ASSETS:
   Beginning of year................       30,607,675       24,567,007          261,933          394,316
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    29,191,919  $    30,607,675  $       789,690  $       261,933
                                      ===============  ===============  ===============  ===============

                                                                                                                 BHFTI
                                                                                                             BRIGHTHOUSE/
                                                                                                              EATON VANCE
                                             BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE/ABERDEEN       FLOATING RATE
                                              SMALL CAP VALUE                 EMERGING MARKETS EQUITY         INVESTMENT
                                             INVESTMENT OPTION                   INVESTMENT OPTION              OPTION
                                      --------------------------------  ---------------------------------  ---------------
                                           2017              2016             2017             2016            2017 (A)
                                      ---------------  ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        21,770  $        37,457  $       168,585  $        111,445  $       (4,494)
   Net realized gains (losses)......          247,492           12,469          102,107         (334,926)              247
   Change in unrealized gains
     (losses) on investments........           80,262        1,130,800        3,507,272         1,314,095           93,323
                                      ---------------  ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          349,524        1,180,726        3,777,964         1,090,614           89,076
                                      ---------------  ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,105            4,072          505,290           344,287           53,413
   Net transfers (including
     fixed account).................      (1,679,139)        (247,991)         (73,007)         2,743,408        6,651,267
   Policy charges...................         (55,168)         (64,543)        (155,154)         (115,104)         (18,839)
   Transfers for policy benefits
     and terminations...............        (156,764)        (395,443)         (73,564)         (332,472)          (1,312)
                                      ---------------  ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,886,966)        (703,905)          203,565         2,640,119        6,684,529
                                      ---------------  ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,537,442)          476,821        3,981,529         3,730,733        6,773,605
NET ASSETS:
   Beginning of year................        4,805,543        4,328,722       13,517,457         9,786,724               --
                                      ---------------  ---------------  ---------------  ----------------  ---------------
   End of year......................  $     3,268,101  $     4,805,543  $    17,498,986  $     13,517,457  $     6,773,605
                                      ===============  ===============  ===============  ================  ===============




                                         BHFTI BRIGHTHOUSE/WELLINGTON                BHFTI CLARION
                                              LARGE CAP RESEARCH                  GLOBAL REAL ESTATE
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2017               2016             2017              2016
                                      ----------------   ---------------  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          6,368   $        14,373  $     1,455,033    $       856,953
   Net realized gains (losses)......            61,245            54,726          167,964             22,840
   Change in unrealized gains
     (losses) on investments........            98,568          (13,930)        2,473,894          (787,445)
                                      ----------------   ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           166,181            55,169        4,096,891             92,348
                                      ----------------   ---------------  ---------------    ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             2,542             1,739          490,084            474,883
   Net transfers (including
     fixed account).................            65,294           132,612      (4,126,635)        (1,724,051)
   Policy charges...................          (16,437)          (12,327)        (417,825)          (424,196)
   Transfers for policy benefits
     and terminations...............         (107,883)          (37,995)        (149,540)          (569,497)
                                      ----------------   ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (56,484)            84,029      (4,203,916)        (2,242,861)
                                      ----------------   ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets...............           109,697           139,198        (107,025)        (2,150,513)
NET ASSETS:
   Beginning of year................           829,995           690,797       39,603,603         41,754,116
                                      ----------------   ---------------  ---------------    ---------------
   End of year......................  $        939,692   $       829,995  $    39,496,578    $    39,603,603
                                      ================   ===============  ===============    ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI CLEARBRIDGE               BHFTI HARRIS OAKMARK
                                              AGGRESSIVE GROWTH                   INTERNATIONAL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       159,965  $        93,145  $       510,773  $       531,217
   Net realized gains (losses)......          449,123           90,370          268,189          467,472
   Change in unrealized gains
     (losses) on investments........        2,685,284          291,125        7,236,876        1,116,248
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,294,372          474,640        8,015,838        2,114,937
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,955            2,895          722,980          762,498
   Net transfers (including
     fixed account).................          447,517      (1,424,824)        (572,772)          356,250
   Policy charges...................        (215,024)        (195,859)        (335,755)        (249,321)
   Transfers for policy benefits
     and terminations...............         (65,742)        (271,449)        (112,905)         (43,128)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          170,706      (1,889,237)        (298,452)          826,299
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,465,078      (1,414,597)        7,717,386        2,941,236
NET ASSETS:
   Beginning of year................       17,913,337       19,327,934       26,383,984       23,442,748
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    21,378,415  $    17,913,337  $    34,101,370  $    26,383,984
                                      ===============  ===============  ===============  ===============

                                                BHFTI INVESCO                  BHFTI LOOMIS SAYLES
                                              SMALL CAP GROWTH                   GLOBAL MARKETS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (19,862)  $      (14,469)  $       142,247  $       150,713
   Net realized gains (losses)......        1,056,861        1,117,430          352,715          460,397
   Change in unrealized gains
     (losses) on investments........        1,760,088        (161,805)        1,507,342        (197,821)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,797,087          941,156        2,002,304          413,289
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           52,297           14,536            1,090              818
   Net transfers (including
     fixed account).................        2,813,091        (388,652)        (192,988)      (1,515,614)
   Policy charges...................        (170,217)        (123,131)        (104,472)         (97,846)
   Transfers for policy benefits
     and terminations...............        (144,928)         (75,443)         (72,973)         (40,921)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,550,243        (572,690)        (369,343)      (1,653,563)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,347,330          368,466        1,632,961      (1,240,274)
NET ASSETS:
   Beginning of year................        9,520,009        9,151,543        8,608,428        9,848,702
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    14,867,339  $     9,520,009  $    10,241,389  $     8,608,428
                                      ===============  ===============  ===============  ===============

                                              BHFTI MFS RESEARCH              BHFTI MORGAN STANLEY
                                                 INTERNATIONAL                   MID CAP GROWTH
                                               INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2017             2016            2017             2016
                                      ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        42,400  $        44,341  $        3,493   $      (2,132)
   Net realized gains (losses)......           19,853         (26,546)          23,896           28,919
   Change in unrealized gains
     (losses) on investments........          646,477         (44,665)         507,855        (161,797)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          708,730         (26,870)         535,244        (135,010)
                                      ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --          14,608           10,019
   Net transfers (including
     fixed account).................          563,748          129,685        (14,092)        (188,166)
   Policy charges...................         (36,954)         (30,648)        (27,563)         (23,883)
   Transfers for policy benefits
     and terminations...............        (234,104)        (177,982)        (57,744)         (45,825)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          292,690         (78,945)        (84,791)        (247,855)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets...............        1,001,420        (105,815)         450,453        (382,865)
NET ASSETS:
   Beginning of year................        2,497,412        2,603,227       1,362,014        1,744,879
                                      ---------------  ---------------  --------------   --------------
   End of year......................  $     3,498,832  $     2,497,412  $    1,812,467   $    1,362,014
                                      ===============  ===============  ==============   ==============

                                              BHFTI OPPENHEIMER
                                                GLOBAL EQUITY
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         4,549  $         3,810
   Net realized gains (losses)......           11,673            2,695
   Change in unrealized gains
     (losses) on investments........          204,332         (59,314)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          220,554         (52,809)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,237            2,215
   Net transfers (including
     fixed account).................          298,828        (328,922)
   Policy charges...................         (12,460)         (10,638)
   Transfers for policy benefits
     and terminations...............         (13,595)         (18,903)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          276,010        (356,248)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          496,564        (409,057)
NET ASSETS:
   Beginning of year................          563,711          972,768
                                      ---------------  ---------------
   End of year......................  $     1,060,275  $       563,711
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI PIMCO INFLATION               BHFTI T. ROWE PRICE
                                              PROTECTED BOND                     LARGE CAP VALUE
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       605,672  $      (56,212)  $        58,345  $       139,258
   Net realized gains (losses)......        (251,465)        (456,150)          885,919          737,737
   Change in unrealized gains
     (losses) on investments........          898,504        2,130,524        (303,369)         (60,490)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,252,711        1,618,162          640,895          816,505
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          505,610          487,487              562              384
   Net transfers (including
     fixed account).................      (1,948,384)        8,952,492      (2,804,670)        7,060,558
   Policy charges...................        (474,535)        (416,750)        (204,870)        (237,656)
   Transfers for policy benefits
     and terminations...............        (577,160)        (531,229)        (409,529)      (7,025,683)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,494,469)        8,492,000      (3,418,507)        (202,397)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,241,758)       10,110,162      (2,777,612)          614,108
NET ASSETS:
   Beginning of year................       33,651,038       23,540,876        6,247,102        5,632,994
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    32,409,280  $    33,651,038  $     3,469,490  $     6,247,102
                                      ===============  ===============  ===============  ===============

                                           BHFTI VICTORY SYCAMORE            BHFTII BAILLIE GIFFORD
                                                MID CAP VALUE                  INTERNATIONAL STOCK
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        11,184  $        16,914  $           872  $         1,027
   Net realized gains (losses)......          148,778           71,505              253             (48)
   Change in unrealized gains
     (losses) on investments........          (8,944)          381,736           24,103            2,725
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          151,018          470,155           25,228            3,704
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            9,106           18,259              535              366
   Net transfers (including
     fixed account).................      (1,730,130)        3,816,947          (1,806)               --
   Policy charges...................        (126,165)        (156,632)            (949)            (890)
   Transfers for policy benefits
     and terminations...............         (24,671)      (5,014,726)              (2)            (848)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,871,860)      (1,336,152)          (2,222)          (1,372)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,720,842)        (865,997)           23,006            2,332
NET ASSETS:
   Beginning of year................        2,885,331        3,751,328           73,588           71,256
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,164,489  $     2,885,331  $        96,594  $        73,588
                                      ===============  ===============  ===============  ===============

                                              BHFTII BLACKROCK                   BHFTII BLACKROCK
                                                 BOND INCOME                   CAPITAL APPRECIATION
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2017              2016             2017             2016
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       671,593  $       768,366  $         (154)   $         (416)
   Net realized gains (losses)......        (153,304)        (123,623)           13,561            25,141
   Change in unrealized gains
     (losses) on investments........          418,058           57,274           35,543          (31,798)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          936,347          702,017           48,950           (7,073)
                                      ---------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          740,936          985,926              179               163
   Net transfers (including
     fixed account).................      (2,264,291)          897,213         (10,641)          (74,224)
   Policy charges...................        (306,647)        (295,210)          (4,082)           (4,292)
   Transfers for policy benefits
     and terminations...............        (860,895)        (579,423)         (26,857)          (12,269)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,690,897)        1,008,506         (41,401)          (90,622)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,754,550)        1,710,523            7,549          (97,695)
NET ASSETS:
   Beginning of year................       26,146,774       24,436,251          169,026           266,721
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $    24,392,224  $    26,146,774  $       176,575   $       169,026
                                      ===============  ===============  ===============   ===============

                                              BHFTII BLACKROCK
                                            ULTRA-SHORT TERM BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       114,608  $     (108,273)
   Net realized gains (losses)......          165,704           55,145
   Change in unrealized gains
     (losses) on investments........          167,581          167,549
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          447,893          114,421
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           35,418        1,000,550
   Net transfers (including
     fixed account).................      (6,639,857)      (4,951,041)
   Policy charges...................      (1,125,425)      (1,591,249)
   Transfers for policy benefits
     and terminations...............     (13,876,464)     (12,245,531)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (21,606,328)     (17,787,271)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (21,158,435)     (17,672,850)
NET ASSETS:
   Beginning of year................       78,203,823       95,876,673
                                      ---------------  ---------------
   End of year......................  $    57,045,388  $    78,203,823
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 20                 ASSET ALLOCATION 40
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         24,567  $         10,676  $          8,714  $         10,273
   Net realized gains (losses)......            19,584             (276)            13,326            14,668
   Change in unrealized gains
     (losses) on investments........            24,885             2,463            31,604           (8,330)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            69,036            12,863            53,644            16,611
                                      ----------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,257               860               803               549
   Net transfers (including
     fixed account).................         1,181,937         (121,284)           565,326          (43,222)
   Policy charges...................          (19,999)           (4,614)           (9,711)           (5,169)
   Transfers for policy benefits
     and terminations...............           (5,412)          (14,556)          (26,796)          (13,616)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         1,157,783         (139,594)           529,622          (61,458)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,226,819         (126,731)           583,266          (44,847)
NET ASSETS:
   Beginning of year................           363,235           489,966           295,888           340,735
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,590,054  $        363,235  $        879,154  $        295,888
                                      ================  ================  ================  ================

                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        31,297  $       145,404  $         3,470   $         6,131
   Net realized gains (losses)......           84,746          298,053           22,524            29,073
   Change in unrealized gains
     (losses) on investments........          177,005        (141,967)           25,151          (22,917)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          293,048          301,490           51,145            12,287
                                      ---------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              829              568              192               192
   Net transfers (including
     fixed account).................          463,814      (3,074,973)         (67,446)           526,175
   Policy charges...................         (34,093)         (52,595)         (26,685)          (16,376)
   Transfers for policy benefits
     and terminations...............        (156,744)         (65,440)         (22,781)         (514,873)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          273,806      (3,192,440)        (116,720)           (4,882)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............          566,854      (2,890,950)         (65,575)             7,405
NET ASSETS:
   Beginning of year................        2,009,316        4,900,266          358,817           351,412
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $     2,576,170  $     2,009,316  $       293,242   $       358,817
                                      ===============  ===============  ===============   ===============

                                         BHFTII BRIGHTHOUSE/WELLINGTON       BHFTII BRIGHTHOUSE/WELLINGTON
                                                   BALANCED                    CORE EQUITY OPPORTUNITIES
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017           2016 (B)
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         31,833  $         36,450  $        13,706   $        12,447
   Net realized gains (losses)......            42,460            54,896           38,937            36,072
   Change in unrealized gains
     (losses) on investments........           168,572             8,621          124,792          (23,659)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           242,865            99,967          177,435            24,860
                                      ----------------  ----------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............                --                --               --                --
   Net transfers (including
     fixed account).................           395,879           429,189         (45,881)         1,000,608
   Policy charges...................          (31,129)          (22,112)         (12,647)           (7,774)
   Transfers for policy benefits
     and terminations...............         (226,063)         (111,241)         (32,204)           (4,364)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           138,687           295,836         (90,732)           988,470
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           381,552           395,803           86,703         1,013,330
NET ASSETS:
   Beginning of year................         1,532,837         1,137,034        1,013,330                --
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $      1,914,389  $      1,532,837  $     1,100,033   $     1,013,330
                                      ================  ================  ===============   ===============

                                                BHFTII FRONTIER
                                                MID CAP GROWTH
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2017              2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (5,640)  $       (6,016)
   Net realized gains (losses)......            91,158          341,194
   Change in unrealized gains
     (losses) on investments........           514,913        (198,103)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           600,431          137,075
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,214            1,188
   Net transfers (including
     fixed account).................          (93,456)        (528,602)
   Policy charges...................          (76,054)         (72,543)
   Transfers for policy benefits
     and terminations...............         (115,977)        (179,603)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (284,273)        (779,560)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............           316,158        (642,485)
NET ASSETS:
   Beginning of year................         2,588,370        3,230,855
                                      ----------------  ---------------
   End of year......................  $      2,904,528  $     2,588,370
                                      ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           BHFTII JENNISON GROWTH         BHFTII METLIFE AGGREGATE BOND
                                              INVESTMENT OPTION              INDEX INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        51,611  $        44,279  $       187,028  $       233,085
   Net realized gains (losses)......        3,955,919        4,838,034         (61,669)           87,994
   Change in unrealized gains
     (losses) on investments........        8,904,402      (4,872,863)          117,947         (18,887)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       12,911,932            9,450          243,306          302,192
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          923,364          959,785           47,546              568
   Net transfers (including
     fixed account).................          405,718      (4,183,188)         (24,034)        4,804,743
   Policy charges...................        (483,279)        (426,181)        (168,594)        (206,903)
   Transfers for policy benefits
     and terminations...............        (603,137)        (107,743)         (11,668)      (4,348,053)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          242,666      (3,757,327)        (156,750)          250,355
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       13,154,598      (3,747,877)           86,556          552,547
NET ASSETS:
   Beginning of year................       35,191,839       38,939,716        8,176,495        7,623,948
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    48,346,437  $    35,191,839  $     8,263,051  $     8,176,495
                                      ===============  ===============  ===============  ===============

                                               BHFTII METLIFE                  BHFTII METLIFE MSCI
                                             MID CAP STOCK INDEX                   EAFE INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       352,563  $      246,220  $       434,722  $       287,198
   Net realized gains (losses)......        2,223,784       1,661,865          107,496        (227,038)
   Change in unrealized gains
     (losses) on investments........        1,873,331       2,462,434        3,195,798          212,829
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,449,678       4,370,519        3,738,016          272,989
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          689,742         686,773           44,047               --
   Net transfers (including
     fixed account).................          967,079       2,524,914        4,205,180        3,042,033
   Policy charges...................        (319,039)       (233,027)        (177,962)        (117,298)
   Transfers for policy benefits
     and terminations...............         (47,722)       (158,975)        (381,340)        (208,094)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,290,060       2,819,685        3,689,925        2,716,641
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,739,738       7,190,204        7,427,941        2,989,630
NET ASSETS:
   Beginning of year................       27,688,229      20,498,025       13,623,391       10,633,761
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $    33,427,967  $   27,688,229  $    21,051,332  $    13,623,391
                                      ===============  ==============  ===============  ===============

                                               BHFTII METLIFE
                                             RUSSELL 2000 INDEX            BHFTII METLIFE STOCK INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       331,655  $       359,357  $       287,837  $       330,898
   Net realized gains (losses)......        2,889,215        2,299,039        1,264,914        1,370,900
   Change in unrealized gains
     (losses) on investments........        1,266,269        3,134,593        2,035,568          276,139
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,487,139        5,792,989        3,588,319        1,977,937
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          123,254           79,496           13,950           16,589
   Net transfers (including
     fixed account).................      (3,052,719)      (1,506,505)      (1,939,004)        (697,779)
   Policy charges...................        (358,165)        (329,948)        (303,600)        (304,136)
   Transfers for policy benefits
     and terminations...............        (112,767)        (267,507)        (357,672)        (382,969)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,400,397)      (2,024,464)      (2,586,326)      (1,368,295)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,086,742        3,768,525        1,001,993          609,642
NET ASSETS:
   Beginning of year................       33,984,260       30,215,735       19,091,012       18,481,370
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    35,071,002  $    33,984,260  $    20,093,005  $    19,091,012
                                      ===============  ===============  ===============  ===============


                                           BHFTII MFS TOTAL RETURN
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       552,921  $       508,886
   Net realized gains (losses)......        1,923,407        1,324,771
   Change in unrealized gains
     (losses) on investments........          293,220        (169,281)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,769,548        1,664,376
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           66,460          642,800
   Net transfers (including
     fixed account).................        2,875,544           60,361
   Policy charges...................        (655,889)        (578,957)
   Transfers for policy benefits
     and terminations...............        (775,834)      (1,294,507)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,510,281      (1,170,303)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,279,829          494,073
NET ASSETS:
   Beginning of year................       20,556,652       20,062,579
                                      ---------------  ---------------
   End of year......................  $    24,836,481  $    20,556,652
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016




                                             BHFTII MFS VALUE II                BHFTII MFS VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016              2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       187,598  $        88,552  $       909,631  $       899,540
   Net realized gains (losses)......         (16,026)          351,974        3,251,976        3,898,252
   Change in unrealized gains
     (losses) on investments........          425,357          720,948        3,965,474          693,895
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          596,929        1,161,474        8,127,081        5,491,687
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --          872,793          779,885
   Net transfers (including
     fixed account).................          431,004        (349,189)          857,477      (1,702,101)
   Policy charges...................         (76,657)         (65,932)        (539,515)        (458,734)
   Transfers for policy benefits
     and terminations...............              (3)              (2)         (78,321)        (136,315)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          354,344        (415,123)        1,112,434      (1,517,265)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          951,273          746,351        9,239,515        3,974,422
NET ASSETS:
   Beginning of year................        7,716,122        6,969,771       45,452,354       41,477,932
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,667,395  $     7,716,122  $    54,691,869  $    45,452,354
                                      ===============  ===============  ===============  ===============


                                           BHFTII NEUBERGER BERMAN            BHFTII T. ROWE PRICE
                                                   GENESIS                      LARGE CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,490  $           859  $       (2,904)  $       (5,150)
   Net realized gains (losses)......          199,517           45,095          266,998          285,200
   Change in unrealized gains
     (losses) on investments........          123,453         (21,962)          430,618        (261,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          328,460           23,992          694,712           18,827
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --               --               --
   Net transfers (including
     fixed account).................        2,531,927        (237,215)        (333,919)        7,493,290
   Policy charges...................         (25,219)          (3,626)        (193,093)        (207,665)
   Transfers for policy benefits
     and terminations...............        (307,253)              (3)         (69,189)      (7,929,002)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,199,455        (240,844)        (596,201)        (643,377)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,527,915        (216,852)           98,511        (624,550)
NET ASSETS:
   Beginning of year................            4,517          221,369        2,298,226        2,922,776
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,532,432  $         4,517  $     2,396,737  $     2,298,226
                                      ===============  ===============  ===============  ===============

                                             BHFTII WESTERN ASSET
                                           MANAGEMENT STRATEGIC BOND          BHFTII WESTERN ASSET
                                                 OPPORTUNITIES             MANAGEMENT U.S. GOVERNMENT
                                               INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017           2016 (C)          2017             2016
                                      ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,109   $        6,089  $       142,845  $       174,462
   Net realized gains (losses)......            4,332            3,337         (57,261)         (14,665)
   Change in unrealized gains
     (losses) on investments........           11,525            5,366           21,691         (60,707)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           28,966           14,792          107,275           99,090
                                      ---------------   --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            6,463            1,139            8,107            5,546
   Net transfers (including
     fixed account).................         (38,661)          415,293        (404,640)        (810,641)
   Policy charges...................          (7,308)          (5,440)        (114,068)        (123,266)
   Transfers for policy benefits
     and terminations...............         (43,353)          (1,563)        (741,953)        (461,505)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (82,859)          409,429      (1,252,554)      (1,389,866)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (53,893)          424,221      (1,145,279)      (1,290,776)
NET ASSETS:
   Beginning of year................          424,221               --        6,713,665        8,004,441
                                      ---------------   --------------  ---------------  ---------------
   End of year......................  $       370,328   $      424,221  $     5,568,386  $     6,713,665
                                      ===============   ==============  ===============  ===============


                                                DELAWARE VIP
                                               SMALL CAP VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       250,386  $       231,742
   Net realized gains (losses)......        2,122,759        2,139,799
   Change in unrealized gains
     (losses) on investments........          949,750        5,635,412
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,322,895        8,006,953
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          606,771          561,321
   Net transfers (including
     fixed account).................      (5,005,216)      (2,191,921)
   Policy charges...................        (351,862)        (424,763)
   Transfers for policy benefits
     and terminations...............        (350,694)         (83,286)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (5,101,001)      (2,138,649)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,778,106)        5,868,304
NET ASSETS:
   Beginning of year................       33,697,900       27,829,596
                                      ---------------  ---------------
   End of year......................  $    31,919,794  $    33,697,900
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          DREYFUS VIF APPRECIATION         DREYFUS VIF INTERNATIONAL VALUE
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  --------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          8,264  $          9,634  $        11,822  $         (342)
   Net realized gains (losses)......            95,132           100,716           12,423            (117)
   Change in unrealized gains
     (losses) on investments........            78,439          (63,394)          207,517          (1,743)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           181,835            46,956          231,762          (2,202)
                                      ----------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            11,103             7,597              829              568
   Net transfers (including
     fixed account).................            27,970          (36,991)         (31,165)          841,113
   Policy charges...................          (23,733)          (20,257)         (11,787)          (1,909)
   Transfers for policy benefits
     and terminations...............          (23,808)          (10,099)              (3)              (2)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           (8,468)          (59,750)         (42,126)          839,770
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           173,367          (12,794)          189,636          837,568
NET ASSETS:
   Beginning of year................           697,171           709,965          838,856            1,288
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $        870,538  $        697,171  $     1,028,492  $       838,856
                                      ================  ================  ===============  ===============

                                           DREYFUS VIF OPPORTUNISTIC
                                                   SMALL CAP                    FIDELITY VIP CONTRAFUND
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,909)  $        (1,962)  $        172,126  $        96,373
   Net realized gains (losses)......            95,105           119,063         1,789,873        4,406,643
   Change in unrealized gains
     (losses) on investments........           234,474            61,706         3,088,211      (2,694,740)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           326,670           178,807         5,050,210        1,808,276
                                      ----------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,393             1,350           139,696          917,394
   Net transfers (including
     fixed account).................          (76,562)           323,395         2,818,901     (14,442,326)
   Policy charges...................          (30,431)          (20,251)         (454,142)        (422,402)
   Transfers for policy benefits
     and terminations...............          (49,597)         (109,072)         (736,486)        (379,044)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (155,197)           195,422         1,767,969     (14,326,378)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           171,473           374,229         6,818,179     (12,518,102)
NET ASSETS:
   Beginning of year................         1,394,592         1,020,363        23,002,729       35,520,831
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $      1,566,065  $      1,394,592  $     29,820,908  $    23,002,729
                                      ================  ================  ================  ===============


                                          FIDELITY VIP EQUITY-INCOME           FIDELITY VIP FREEDOM 2010
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         11,153  $         14,209  $          3,050  $          3,837
   Net realized gains (losses)......            11,092            37,989            39,013            23,864
   Change in unrealized gains
     (losses) on investments........            65,383            57,900            16,231            10,910
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            87,628           110,098            58,294            38,611
                                      ----------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,398             2,325             5,538             3,789
   Net transfers (including
     fixed account).................          (34,396)                --         (119,186)           113,553
   Policy charges...................           (8,383)           (8,484)          (17,337)          (19,974)
   Transfers for policy benefits
     and terminations...............               (2)           (7,202)           (2,822)         (455,093)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (39,383)          (13,361)         (133,807)         (357,725)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            48,245            96,737          (75,513)         (319,114)
NET ASSETS:
   Beginning of year................           722,494           625,757           348,117           667,231
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        770,739  $        722,494  $        272,604  $        348,117
                                      ================  ================  ================  ================


                                           FIDELITY VIP FREEDOM 2015
                                               INVESTMENT OPTION
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         10,076  $          9,707
   Net realized gains (losses)......            32,128            16,382
   Change in unrealized gains
     (losses) on investments........            63,962             4,432
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           106,166            30,521
                                      ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            27,344            18,708
   Net transfers (including
     fixed account).................          (50,632)         1,996,123
   Policy charges...................          (49,836)          (52,119)
   Transfers for policy benefits
     and terminations...............           (3,710)       (1,738,266)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (76,834)           224,446
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............            29,332           254,967
NET ASSETS:
   Beginning of year................           715,960           460,993
                                      ----------------  ----------------
   End of year......................  $        745,292  $        715,960
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP FREEDOM 2020         FIDELITY VIP FREEDOM 2025
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        33,377  $        32,164  $        24,360  $        20,934
   Net realized gains (losses)......          111,297          107,380           68,075           32,078
   Change in unrealized gains
     (losses) on investments........          245,536           57,394          195,598           12,688
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          390,210          196,938          288,033           65,700
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,124              769            1,819            1,245
   Net transfers (including
     fixed account).................        (123,457)        1,915,042          251,186        1,807,969
   Policy charges...................         (87,777)         (82,535)         (80,113)         (46,964)
   Transfers for policy benefits
     and terminations...............         (13,438)      (1,614,202)          (4,411)        (984,239)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (223,548)          219,074          168,481          778,011
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          166,662          416,012          456,514          843,711
NET ASSETS:
   Beginning of year................        2,474,466        2,058,454        1,521,304          677,593
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,641,128  $     2,474,466  $     1,977,818  $     1,521,304
                                      ===============  ===============  ===============  ===============

                                                                                FIDELITY VIP GOVERNMENT
                                           FIDELITY VIP FREEDOM 2030                 MONEY MARKET
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017           2016 (C)
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         39,399  $         28,030  $       208,545  $          9,459
   Net realized gains (losses)......           145,911            59,105               --                --
   Change in unrealized gains
     (losses) on investments........           359,476            40,644               --                --
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           544,786           127,779          208,545             9,459
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             4,473             3,121          756,540            68,467
   Net transfers (including
     fixed account).................           810,749         2,845,571      (5,289,094)        51,847,467
   Policy charges...................          (85,217)          (65,625)        (836,684)         (336,985)
   Transfers for policy benefits
     and terminations...............           (9,717)       (1,568,602)      (3,862,849)         (274,997)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           720,288         1,214,465      (9,232,087)        51,303,952
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         1,265,074         1,342,244      (9,023,542)        51,313,411
NET ASSETS:
   Beginning of year................         2,174,030           831,786       51,313,411                --
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $      3,439,104  $      2,174,030  $    42,289,869  $     51,313,411
                                      ================  ================  ===============  ================


                                        FIDELITY VIP GROWTH & INCOME          FIDELITY VIP HIGH INCOME
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           220  $            228  $          7,065  $         7,236
   Net realized gains (losses)......              579               788           (1,330)            (323)
   Change in unrealized gains
     (losses) on investments........            2,664             1,325             3,382           11,430
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            3,463             2,341             9,117           18,343
                                      ---------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            5,003             3,423             8,000            5,473
   Net transfers (including
     fixed account).................              456                --          (23,247)               --
   Policy charges...................            (527)             (435)           (1,831)          (2,096)
   Transfers for policy benefits
     and terminations...............              (2)               (5)               (2)          (1,269)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            4,930             2,983          (17,080)            2,108
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............            8,393             5,324           (7,963)           20,451
NET ASSETS:
   Beginning of year................           17,589            12,265           145,832          125,381
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $        25,982  $         17,589  $        137,869  $       145,832
                                      ===============  ================  ================  ===============


                                           FIDELITY VIP INDEX 500
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,456,458   $     1,769,418
   Net realized gains (losses)......        6,553,743         4,502,188
   Change in unrealized gains
     (losses) on investments........       20,543,648         8,434,105
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       29,553,849        14,705,711
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          572,430           231,230
   Net transfers (including
     fixed account).................      (6,111,937)        13,676,548
   Policy charges...................      (1,887,058)       (1,710,795)
   Transfers for policy benefits
     and terminations...............      (1,064,370)      (10,447,517)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (8,490,935)         1,749,466
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       21,062,914        16,455,177
NET ASSETS:
   Beginning of year................      143,232,374       126,777,197
                                      ---------------   ---------------
   End of year......................  $   164,295,288   $   143,232,374
                                      ===============   ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP INVESTMENT
                                                 GRADE BOND                   FIDELITY VIP MID CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       927,336  $       948,815  $        18,764  $         5,194
   Net realized gains (losses)......          194,811        (210,913)          435,838        (954,125)
   Change in unrealized gains
     (losses) on investments........          499,706        1,066,359          871,028          448,727
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,621,853        1,804,261        1,325,630        (500,204)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          242,956          198,942           49,239           52,056
   Net transfers (including
     fixed account).................        2,590,929      (6,775,911)        (360,999)     (10,497,625)
   Policy charges...................        (690,133)        (694,235)        (173,110)        (170,952)
   Transfers for policy benefits
     and terminations...............        (352,278)        (551,829)        (274,727)        (155,687)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,791,474      (7,823,033)        (759,597)     (10,772,208)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,413,327      (6,018,772)          566,033     (11,272,412)
NET ASSETS:
   Beginning of year................       38,751,502       44,770,274        6,982,825       18,255,237
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    42,164,829  $    38,751,502  $     7,548,858  $     6,982,825
                                      ===============  ===============  ===============  ===============

                                                                                 FTVIPT FRANKLIN
                                            FIDELITY VIP OVERSEAS          MUTUAL GLOBAL DISCOVERY VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        16,497  $        16,327  $           702  $         1,334
   Net realized gains (losses)......           46,176          (9,128)            1,717            2,082
   Change in unrealized gains
     (losses) on investments........          351,687        (134,997)              768            8,150
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          414,360        (127,798)            3,187           11,566
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              822              635               --               --
   Net transfers (including
     fixed account).................         (43,819)        (107,492)           16,621         (48,123)
   Policy charges...................         (25,902)         (23,261)          (1,006)          (1,498)
   Transfers for policy benefits
     and terminations...............         (99,879)         (61,365)              (3)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (168,778)        (191,483)           15,612         (49,622)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          245,582        (319,281)           18,799         (38,056)
NET ASSETS:
   Beginning of year................        1,518,008        1,837,289           31,131           69,187
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,763,590  $     1,518,008  $        49,930  $        31,131
                                      ===============  ===============  ===============  ===============

                                               FTVIPT FRANKLIN                  FTVIPT TEMPLETON
                                          SMALL-MID CAP GROWTH VIP           DEVELOPING MARKETS VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016            2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,317)  $       (3,889)  $         7,883  $         7,329
   Net realized gains (losses)......           85,581         (16,077)           19,049        (214,623)
   Change in unrealized gains
     (losses) on investments........          242,484          104,614          292,137          402,806
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          324,748           84,648          319,069          195,512
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              962              943            5,656            4,215
   Net transfers (including
     fixed account).................         (73,084)        5,839,150          102,460        (509,186)
   Policy charges...................        (145,250)        (173,685)         (18,349)         (17,672)
   Transfers for policy benefits
     and terminations...............         (67,339)      (6,097,123)         (71,508)         (40,637)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (284,711)        (430,715)           18,259        (563,280)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           40,037        (346,067)          337,328        (367,768)
NET ASSETS:
   Beginning of year................        1,729,439        2,075,506          739,068        1,106,836
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,769,476  $     1,729,439  $     1,076,396  $       739,068
                                      ===============  ===============  ===============  ===============

                                               FTVIPT TEMPLETON
                                                  FOREIGN VIP
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       298,816   $       204,535
   Net realized gains (losses)......           15,366         (212,896)
   Change in unrealized gains
     (losses) on investments........        1,574,781           710,598
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,888,963           702,237
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           25,155            36,362
   Net transfers (including
     fixed account).................          955,293       (1,071,342)
   Policy charges...................        (176,926)         (168,979)
   Transfers for policy benefits
     and terminations...............        (261,233)         (197,997)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          542,289       (1,401,956)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        2,431,252         (699,719)
NET ASSETS:
   Beginning of year................       11,474,148        12,173,867
                                      ---------------   ---------------
   End of year......................  $    13,905,400   $    11,474,148
                                      ===============   ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              FTVIPT TEMPLETON
                                               GLOBAL BOND VIP                 INVESCO V.I. COMSTOCK
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (46,532)  $      (38,396)  $         13,890  $         7,459
   Net realized gains (losses)......          (37,062)        (544,257)            33,999           51,561
   Change in unrealized gains
     (losses) on investments........           448,299        1,191,175            80,250           48,505
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           364,705          608,522           128,139          107,525
                                      ----------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           145,033           99,655               428              293
   Net transfers (including
     fixed account).................         5,001,335        (993,482)           (1,422)               --
   Policy charges...................         (318,773)        (265,344)           (8,601)          (7,912)
   Transfers for policy benefits
     and terminations...............         (435,205)        (324,996)               (2)          (7,585)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         4,392,390      (1,484,167)           (9,597)         (15,204)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         4,757,095        (875,645)           118,542           92,321
NET ASSETS:
   Beginning of year................        21,927,902       22,803,547           745,737          653,416
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     26,684,997  $    21,927,902  $        864,279  $       745,737
                                      ================  ===============  ================  ===============


                                       INVESCO V.I. INTERNATIONAL GROWTH      JANUS HENDERSON ENTERPRISE
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      -----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        374,003  $        351,876   $       (2,554)  $       (31,138)
   Net realized gains (losses)......           811,936            82,525         2,790,816         2,395,112
   Change in unrealized gains
     (losses) on investments........         5,059,553         (638,179)         3,677,853         1,190,526
                                      ----------------  ----------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,245,492         (203,778)         6,466,115         3,554,500
                                      ----------------  ----------------   ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           517,813           436,288           124,444            17,278
   Net transfers (including
     fixed account).................       (1,429,952)         1,044,725       (2,069,707)         9,807,952
   Policy charges...................         (381,752)         (356,215)         (333,647)         (285,512)
   Transfers for policy benefits
     and terminations...............         (262,962)         (249,037)          (67,219)         (267,940)
                                      ----------------  ----------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       (1,556,853)           875,761       (2,346,129)         9,271,778
                                      ----------------  ----------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............         4,688,639           671,983         4,119,986        12,826,278
NET ASSETS:
   Beginning of year................        28,286,728        27,614,745        26,151,479        13,325,201
                                      ----------------  ----------------   ---------------  ----------------
   End of year......................  $     32,975,367  $     28,286,728   $    30,271,465  $     26,151,479
                                      ================  ================   ===============  ================

                                            JANUS HENDERSON GLOBAL            JANUS HENDERSON GLOBAL
                                                   RESEARCH                         TECHNOLOGY
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2017             2016             2017              2016
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         3,280   $         4,540  $      (15,130)  $       (3,497)
   Net realized gains (losses)......           23,155            52,314        1,419,518          368,781
   Change in unrealized gains
     (losses) on investments........          125,996          (64,991)        2,158,102          506,679
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          152,431           (8,137)        3,562,490          871,963
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --           77,261            1,391
   Net transfers (including
     fixed account).................           22,859         (135,305)        1,688,372          189,432
   Policy charges...................         (14,650)          (12,598)        (123,470)         (80,763)
   Transfers for policy benefits
     and terminations...............         (28,950)          (92,471)         (80,879)        (177,262)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (20,741)         (240,374)        1,561,284         (67,202)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          131,690         (248,511)        5,123,774          804,761
NET ASSETS:
   Beginning of year................          587,394           835,905        7,340,148        6,535,387
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $       719,084   $       587,394  $    12,463,922  $     7,340,148
                                      ===============   ===============  ===============  ===============

                                               JANUS HENDERSON
                                                MID CAP VALUE
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2017             2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        53,817  $         70,831
   Net realized gains (losses)......          492,808         1,156,307
   Change in unrealized gains
     (losses) on investments........          836,165           273,522
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,382,790         1,500,660
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            7,144             4,887
   Net transfers (including
     fixed account).................        (263,598)         (249,330)
   Policy charges...................        (121,482)          (97,744)
   Transfers for policy benefits
     and terminations...............         (65,788)          (53,822)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (443,724)         (396,009)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          939,066         1,104,651
NET ASSETS:
   Beginning of year................       10,504,028         9,399,377
                                      ---------------  ----------------
   End of year......................  $    11,443,094  $     10,504,028
                                      ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               LMPVET CLEARBRIDGE
                                          JANUS HENDERSON OVERSEAS         VARIABLE AGGRESSIVE GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016              2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       107,293  $       271,726  $         3,744  $         5,826
   Net realized gains (losses)......        (216,774)        (214,182)          172,794          110,618
   Change in unrealized gains
     (losses) on investments........        1,971,724        (459,134)           24,865        (116,438)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,862,243        (401,590)          201,403                6
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              154              154              669              482
   Net transfers (including
     fixed account).................          568,038          390,581         (14,560)        (141,965)
   Policy charges...................         (78,121)         (64,400)         (64,928)         (68,683)
   Transfers for policy benefits
     and terminations...............             (11)              (6)        (107,219)         (45,107)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          490,060          326,329        (186,038)        (255,273)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,352,303         (75,261)           15,365        (255,267)
NET ASSETS:
   Beginning of year................        6,022,714        6,097,975        1,285,679        1,540,946
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,375,017  $     6,022,714  $     1,301,044  $     1,285,679
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION          VARIABLE DIVIDEND STRATEGY
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (8)  $           297  $         7,953  $         6,521
   Net realized gains (losses)......            6,277              717           26,050           17,322
   Change in unrealized gains
     (losses) on investments........          (4,940)            1,332           63,372           32,670
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            1,329            2,346           97,375           56,513
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,980            1,355               --               --
   Net transfers (including
     fixed account).................         (29,511)               --          115,219        (110,299)
   Policy charges...................            (251)            (737)         (10,284)          (7,153)
   Transfers for policy benefits
     and terminations...............              (2)              (2)         (66,151)         (24,036)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (27,784)              616           38,784        (141,488)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (26,455)            2,962          136,159         (84,975)
NET ASSETS:
   Beginning of year................           27,113           24,151          510,703          595,678
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $           658  $        27,113  $       646,862  $       510,703
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           271  $         2,053  $        39,196  $        39,727
   Net realized gains (losses)......          103,018          133,024          172,445           76,143
   Change in unrealized gains
     (losses) on investments........          184,691              415          241,990          240,731
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          287,980          135,492          453,631          356,601
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,777            3,608            6,073            4,155
   Net transfers (including
     fixed account).................        (116,590)      (1,361,827)           45,557          294,267
   Policy charges...................         (17,750)         (25,842)         (45,385)         (38,551)
   Transfers for policy benefits
     and terminations...............         (51,761)         (29,983)        (144,287)        (129,978)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (182,324)      (1,414,044)        (138,042)          129,893
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          105,656      (1,278,552)          315,589          486,494
NET ASSETS:
   Beginning of year................        1,187,022        2,465,574        3,171,264        2,684,770
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,292,678  $     1,187,022  $     3,486,853  $     3,171,264
                                      ===============  ===============  ===============  ===============

                                            LMPVIT WESTERN ASSET
                                       VARIABLE GLOBAL HIGH YIELD BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017              2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       575,154  $       635,189
   Net realized gains (losses)......         (49,851)        (657,629)
   Change in unrealized gains
     (losses) on investments........          360,477        1,435,513
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          885,780        1,413,073
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              478              351
   Net transfers (including
     fixed account).................        (160,916)        (422,553)
   Policy charges...................        (112,363)        (101,884)
   Transfers for policy benefits
     and terminations...............         (39,431)         (22,556)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (312,232)        (546,642)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          573,548          866,431
NET ASSETS:
   Beginning of year................       10,901,390       10,034,959
                                      ---------------  ---------------
   End of year......................  $    11,474,938  $    10,901,390
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           MFS VIT II HIGH YIELD             MFS VIT NEW DISCOVERY
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                           2017            2016              2017            2016
                                      --------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       10,996  $           234  $         (813)  $        (686)
   Net realized gains (losses)......             518             (14)            8,202          14,944
   Change in unrealized gains
     (losses) on investments........           (229)              588           88,723          16,005
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          11,285              808           96,112          30,263
                                      --------------  ---------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           2,007            1,373            1,578           1,104
   Net transfers (including
     fixed account).................           3,289          174,360          (5,168)              --
   Policy charges...................         (2,096)            (447)          (4,611)         (4,282)
   Transfers for policy benefits
     and terminations...............             (2)              (2)              (4)         (4,044)
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           3,198          175,284          (8,205)         (7,222)
                                      --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............          14,483          176,092           87,907          23,041
NET ASSETS:
   Beginning of year................         179,348            3,256          369,127         346,086
                                      --------------  ---------------  ---------------  --------------
   End of year......................  $      193,831  $       179,348  $       457,034  $      369,127
                                      ==============  ===============  ===============  ==============

                                         OPPENHEIMER VA MAIN STREET
                                                  SMALL CAP                   PIMCO VIT ALL ASSET
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        11,481  $        4,821  $         2,412  $         2,625
   Net realized gains (losses)......           94,162        (56,244)              531         (11,523)
   Change in unrealized gains
     (losses) on investments........          108,156         289,620            3,488           33,803
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          213,799         238,197            6,431           24,905
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --              --               --               --
   Net transfers (including
     fixed account).................          159,909       (277,944)            3,647        (179,528)
   Policy charges...................         (24,052)        (19,045)          (1,334)          (2,598)
   Transfers for policy benefits
     and terminations...............         (18,632)         (7,720)          (1,149)          (4,962)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          117,225       (304,709)            1,164        (187,088)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          331,024        (66,512)            7,595        (162,183)
NET ASSETS:
   Beginning of year................        1,411,448       1,477,960           36,214          198,397
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $     1,742,472  $    1,411,448  $        43,809  $        36,214
                                      ===============  ==============  ===============  ===============

                                             PIMCO VIT COMMODITY
                                             REALRETURN STRATEGY             PIMCO VIT LOW DURATION
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       761,012  $        27,349  $       313,218  $       302,959
   Net realized gains (losses)......         (80,655)        (132,240)         (61,344)        (120,909)
   Change in unrealized gains
     (losses) on investments........        (436,985)          549,148           61,857           98,342
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          243,372          444,257          313,731          280,392
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          110,439           70,569          686,859          486,532
   Net transfers (including
     fixed account).................        4,676,431          714,138        1,829,540        4,269,929
   Policy charges...................         (63,315)         (28,303)        (341,039)        (294,146)
   Transfers for policy benefits
     and terminations...............          (8,984)          (4,570)        (628,983)        (373,738)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        4,714,571          751,834        1,546,377        4,088,577
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,957,943        1,196,091        1,860,108        4,368,969
NET ASSETS:
   Beginning of year................        3,432,404        2,236,313       25,685,326       21,316,357
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,390,347  $     3,432,404  $    27,545,434  $    25,685,326
                                      ===============  ===============  ===============  ===============


                                           PIMCO VIT TOTAL RETURN
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       515,141  $       560,646
   Net realized gains (losses)......        (127,296)        (404,331)
   Change in unrealized gains
     (losses) on investments........          913,091          649,145
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,300,936          805,460
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            6,504            6,543
   Net transfers (including
     fixed account).................      (1,210,747)        1,100,683
   Policy charges...................        (500,269)        (562,113)
   Transfers for policy benefits
     and terminations...............        (966,302)      (6,045,463)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,670,814)      (5,500,350)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,369,878)      (4,694,890)
NET ASSETS:
   Beginning of year................       27,920,692       32,615,582
                                      ---------------  ---------------
   End of year......................  $    26,550,814  $    27,920,692
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                         PIONEER VCT MID CAP VALUE        PUTNAM VT INTERNATIONAL VALUE
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,953  $         2,854  $            23  $            25
   Net realized gains (losses)......           96,752           38,914              (2)              (3)
   Change in unrealized gains
     (losses) on investments........           16,895           97,646               77              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          119,600          139,414               98               21
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,760            3,724              401              275
   Net transfers (including
     fixed account).................         (34,078)        (210,946)          (1,702)               --
   Policy charges...................         (32,287)         (34,023)             (14)             (37)
   Transfers for policy benefits
     and terminations...............         (23,725)         (41,207)              (1)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (86,330)        (282,452)          (1,316)              236
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           33,270        (143,038)          (1,218)              257
NET ASSETS:
   Beginning of year................          955,104        1,098,142            1,350            1,093
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       988,374  $       955,104  $           132  $         1,350
                                      ===============  ===============  ===============  ===============


                                         PUTNAM VT MULTI-CAP GROWTH                ROYCE MICRO-CAP
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            586  $           686  $         2,889  $         2,557
   Net realized gains (losses)......            12,949           12,318           67,760         (18,663)
   Change in unrealized gains
     (losses) on investments........            15,135          (9,833)         (41,459)          108,606
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            28,670            3,171           29,190           92,500
                                      ----------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............                --               --              782              736
   Net transfers (including
     fixed account).................            66,238         (91,214)           50,038           17,865
   Policy charges...................           (2,316)          (1,855)         (25,610)         (24,770)
   Transfers for policy benefits
     and terminations...............           (9,928)          (9,605)         (53,552)         (19,744)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            53,994        (102,674)         (28,342)         (25,913)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            82,664         (99,503)              848           66,587
NET ASSETS:
   Beginning of year................            69,387          168,890          617,401          550,814
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $        152,051  $        69,387  $       618,249  $       617,401
                                      ================  ===============  ===============  ===============

                                                                           TAP 1919 VARIABLE SOCIALLY
                                               ROYCE SMALL-CAP                 RESPONSIVE BALANCED
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        68,965  $       125,622  $         1,111  $           635
   Net realized gains (losses)......        (202,405)          965,797            9,052            5,162
   Change in unrealized gains
     (losses) on investments........          588,580          317,004            6,214          (1,003)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          455,140        1,408,423           16,377            4,794
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,027            2,263              548              527
   Net transfers (including
     fixed account).................          294,472        (789,267)           43,394            7,577
   Policy charges...................         (85,473)         (73,216)          (2,168)          (1,694)
   Transfers for policy benefits
     and terminations...............         (12,056)          (9,205)          (3,681)          (1,111)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          197,970        (869,425)           38,093            5,299
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          653,110          538,998           54,470           10,093
NET ASSETS:
   Beginning of year................        8,429,718        7,890,720           84,670           74,577
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     9,082,828  $     8,429,718  $       139,140  $        84,670
                                      ===============  ===============  ===============  ===============

                                          VANGUARD VIF SMALL COMPANY
                                                    GROWTH
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           417   $          (34)
   Net realized gains (losses)......           34,350            13,584
   Change in unrealized gains
     (losses) on investments........           18,828            20,340
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           53,595            33,890
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --
   Net transfers (including
     fixed account).................         (72,298)            24,242
   Policy charges...................          (2,091)           (1,710)
   Transfers for policy benefits
     and terminations...............              (1)              (18)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (74,390)            22,514
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (20,795)            56,404
NET ASSETS:
   Beginning of year................          228,894           172,490
                                      ---------------   ---------------
   End of year......................  $       208,099   $       228,894
                                      ===============   ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                       VIF EMERGING MARKETS DEBT        VIF EMERGING MARKETS EQUITY
                                                                           INVESTMENT OPTION                 INVESTMENT OPTION
                                                                   --------------------------------  -------------------------------
                                                                        2017              2016             2017            2016
                                                                   ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................  $       358,356  $       191,587  $       112,326  $       46,378
   Net realized gains (losses)...................................          (8,165)          (6,164)          162,414       (161,544)
   Change in unrealized gains
     (losses) on investments.....................................          167,941          144,260        5,490,463       1,076,155
                                                                   ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations..........................................          518,132          329,683        5,765,203         960,989
                                                                   ---------------  ---------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners..........................................          102,785           77,022               --              --
   Net transfers (including
     fixed account)..............................................        2,245,152          751,236          667,120         161,192
   Policy charges................................................         (61,070)         (35,351)        (204,498)       (162,594)
   Transfers for policy benefits
     and terminations............................................         (11,487)          (5,232)         (75,113)        (45,810)
                                                                   ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions......................................        2,275,380          787,675          387,509        (47,212)
                                                                   ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets............................................        2,793,512        1,117,358        6,152,712         913,777
NET ASSETS:
   Beginning of year.............................................        4,016,972        2,899,614       16,177,927      15,264,150
                                                                   ---------------  ---------------  ---------------  --------------
   End of year...................................................  $     6,810,484  $     4,016,972  $    22,330,639  $   16,177,927
                                                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

       BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on January 15, 1999 to support operations of MICC with respect to certain variable life insurance policies (the "Policies"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Fund UL III for Variable Life Insurance to Brighthouse Fund UL III for Variable Life Insurance.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, fund or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Legg Mason Partners Variable Equity Trust ("LMPVET")
AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust II
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust ("MFS VIT")
   Century VP")                                            MFS Variable Insurance Trust II ("MFS VIT II")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust I ("BHFTI")*                       Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")*                       ("Oppenheimer VA")
Delaware VIP Trust ("Delaware VIP")                        PIMCO Variable Insurance Trust ("PIMCO VIT")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust       Royce Capital Fund ("Royce")
   ("FTVIPT")                                              Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")                         Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



1.  ORGANIZATION -- (CONCLUDED)


The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2017:

AB Global Thematic Growth Investment Option              BHFTI Oppenheimer Global Equity Investment Option
AB Intermediate Bond Investment Option                   BHFTI PIMCO Inflation Protected Bond Investment
AB International Value Investment Option                   Option
American Century VP Capital Appreciation Investment      BHFTI T. Rowe Price Large Cap Value Investment
   Option                                                  Option (a)
American Century VP Ultra Investment Option              BHFTI Victory Sycamore Mid Cap Value Investment
American Funds Bond Investment Option                      Option
American Funds Global Growth Investment Option           BHFTII Baillie Gifford International Stock Investment
American Funds Global Small Capitalization                 Option
   Investment Option                                     BHFTII BlackRock Bond Income Investment Option
American Funds Growth Investment Option                  BHFTII BlackRock Capital Appreciation Investment
American Funds Growth-Income Investment Option             Option
American Funds High-Income Bond Investment Option        BHFTII BlackRock Ultra-Short Term Bond Investment
American Funds International Investment Option             Option
American Funds New World Investment Option               BHFTII Brighthouse Asset Allocation 20 Investment
American Funds U.S. Government/AAA-Rated                   Option
   Securities Investment Option                          BHFTII Brighthouse Asset Allocation 40 Investment
BHFTI BlackRock High Yield Investment Option               Option
BHFTI Brighthouse Asset Allocation 100 Investment        BHFTII Brighthouse Asset Allocation 60 Investment
   Option                                                  Option
BHFTI Brighthouse Small Cap Value Investment             BHFTII Brighthouse Asset Allocation 80 Investment
   Option                                                  Option
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII Brighthouse/Wellington Balanced Investment
   Equity Investment Option                                Option
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII Brighthouse/Wellington Core Equity
   Investment Option (b)                                   Opportunities Investment Option
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Frontier Mid Cap Growth Investment Option
   Investment Option                                     BHFTII Jennison Growth Investment Option
BHFTI Clarion Global Real Estate Investment Option       BHFTII MetLife Aggregate Bond Index Investment
BHFTI ClearBridge Aggressive Growth Investment             Option
   Option                                                BHFTII MetLife Mid Cap Stock Index Investment
BHFTI Harris Oakmark International Investment Option       Option
BHFTI Invesco Small Cap Growth Investment Option         BHFTII MetLife MSCI EAFE Index Investment Option
BHFTI Loomis Sayles Global Markets Investment            BHFTII MetLife Russell 2000 Index Investment Option
   Option                                                BHFTII MetLife Stock Index Investment Option
BHFTI MFS Research International Investment Option       BHFTII MFS Total Return Investment Option
BHFTI Morgan Stanley Mid Cap Growth Investment           BHFTII MFS Value II Investment Option
   Option                                                BHFTII MFS Value Investment Option (a)

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONTINUED)


BHFTII Neuberger Berman Genesis Investment Option         Janus Henderson Enterprise Investment Option
BHFTII T. Rowe Price Large Cap Growth Investment          Janus Henderson Global Research Investment Option
   Option                                                 Janus Henderson Global Technology Investment Option
BHFTII Western Asset Management Strategic Bond            Janus Henderson Mid Cap Value Investment Option
   Opportunities Investment Option                        Janus Henderson Overseas Investment Option
BHFTII Western Asset Management U.S. Government           LMPVET ClearBridge Variable Aggressive Growth
   Investment Option                                        Investment Option
Delaware VIP Small Cap Value Investment Option            LMPVET ClearBridge Variable Appreciation
Dreyfus VIF Appreciation Investment Option                  Investment Option
Dreyfus VIF International Value Investment Option         LMPVET ClearBridge Variable Dividend Strategy
Dreyfus VIF Opportunistic Small Cap Investment              Investment Option
   Option                                                 LMPVET ClearBridge Variable Large Cap Growth
Fidelity VIP Contrafund Investment Option (a)               Investment Option
Fidelity VIP Equity-Income Investment Option              LMPVET ClearBridge Variable Large Cap Value
Fidelity VIP Freedom 2010 Investment Option                 Investment Option
Fidelity VIP Freedom 2015 Investment Option               LMPVIT Western Asset Variable Global High Yield
Fidelity VIP Freedom 2020 Investment Option                 Bond Investment Option
Fidelity VIP Freedom 2025 Investment Option               MFS VIT II High Yield Investment Option
Fidelity VIP Freedom 2030 Investment Option               MFS VIT New Discovery Investment Option
Fidelity VIP Government Money Market Investment           Oppenheimer VA Main Street Small Cap Investment
   Option                                                   Option
Fidelity VIP Growth & Income Investment Option            PIMCO VIT All Asset Investment Option
Fidelity VIP High Income Investment Option                PIMCO VIT CommodityRealReturn Strategy
Fidelity VIP Index 500 Investment Option                    Investment Option
Fidelity VIP Investment Grade Bond Investment Option      PIMCO VIT Low Duration Investment Option
Fidelity VIP Mid Cap Investment Option                    PIMCO VIT Total Return Investment Option
Fidelity VIP Overseas Investment Option                   Pioneer VCT Mid Cap Value Investment Option
FTVIPT Franklin Mutual Global Discovery VIP               Putnam VT International Value Investment Option
   Investment Option                                      Putnam VT Multi-Cap Growth Investment Option
FTVIPT Franklin Small-Mid Cap Growth VIP                  Royce Micro-Cap Investment Option
   Investment Option                                      Royce Small-Cap Investment Option
FTVIPT Templeton Developing Markets VIP                   TAP 1919 Variable Socially Responsive Balanced
   Investment Option                                        Investment Option
FTVIPT Templeton Foreign VIP Investment Option            Vanguard VIF Small Company Growth Investment
FTVIPT Templeton Global Bond VIP Investment Option          Option
Invesco V.I. Comstock Investment Option                   VIF Emerging Markets Debt Investment Option
Invesco V.I. International Growth Investment Option       VIF Emerging Markets Equity Investment Option

(a) This Investment Option invests in two or more share classes within the underlying portfolio, fund or series of the Trusts.

(b) This Investment Option began operations during the year ended December 31, 2017.

B. The following Investment Options had no net assets as of December 31, 2017:

BHFTI JPMorgan Core Bond Investment Option               BHFTII T. Rowe Price Small Cap Growth Investment
BHFTI T. Rowe Price Mid Cap Growth Investment              Option
   Option                                                Invesco V.I. Government Securities Investment Option
BHFTII Loomis Sayles Small Cap Core Investment           MFS VIT Global Equity Investment Option
   Option

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


PIMCO VIT Long-Term U.S. Government Investment         Vanguard VIF Short-Term Investment-Grade
   Option                                                Investment Option
Vanguard VIF Diversified Value Investment Option       Vanguard VIF Total Stock Market Index Investment
Vanguard VIF Equity Index Investment Option              Option
Vanguard VIF Mid-Cap Index Investment Option

3. PORTFOLIO CHANGES


The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio                     Janus Henderson Global Research Portfolio
Janus Aspen Global Technology Portfolio                   Janus Henderson Global Technology Portfolio
Janus Aspen Overseas Portfolio                            Janus Henderson Overseas Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio               Janus Henderson Mid Cap Value Portfolio
(MIST) Invesco Mid Cap Value Portfolio                    (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets                      (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Equity Portfolio                                         Equity Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) BlackRock Large Cap Value Portfolio                 (BHFTII) MFS Value Portfolio II
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                           (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                        (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                                New Name

Met Investors Series Trust (MIST)                          Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                             Brighthouse Funds Trust II (BHFTII)
The Universal Institutional Funds, Inc. (UIF)              Morgan Stanley Variable Insurance Fund, Inc. (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Fund UL III for Variable Life Insurance    Brighthouse Fund UL III for Variable Life Insurance

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Investment Option's investment in shares of a portfolio, fund or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.05% - 0.45%
     ------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of the effective rate disclosed above excludes any waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expense charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers") an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2017
                                                                    -------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------    -------------
     AB Global Thematic Growth Investment Option..................             212            4,832
     AB Intermediate Bond Investment Option.......................          10,782          117,095
     AB International Value Investment Option.....................             752           10,847
     American Century VP Capital Appreciation Investment Option...         637,746        9,302,007
     American Century VP Ultra Investment Option..................             381            5,135
     American Funds Bond Investment Option........................           2,820           30,596
     American Funds Global Growth Investment Option...............         346,854        9,131,557
     American Funds Global Small Capitalization Investment Option.             113            2,136
     American Funds Growth Investment Option......................         844,437       53,190,731
     American Funds Growth-Income Investment Option...............         530,853       22,794,138
     American Funds High-Income Bond Investment Option............             532            5,658
     American Funds International Investment Option...............       1,513,196       27,972,399
     American Funds New World Investment Option...................         397,210        8,221,164
     American Funds U.S. Government/AAA-Rated Securities
        Investment Option.........................................           7,124           87,652
     BHFTI BlackRock High Yield Investment Option.................       3,723,461       29,313,050
     BHFTI Brighthouse Asset Allocation 100 Investment Option.....          59,555          717,051
     BHFTI Brighthouse Small Cap Value Investment Option..........         194,069        2,876,114
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Investment Option.........................................       1,533,655       14,815,165
     BHFTI Brighthouse/Eaton Vance Floating Rate
        Investment Option (a).....................................         655,088        6,680,283
     BHFTI Brighthouse/Wellington Large Cap Research
        Investment Option.........................................          59,138          723,870
     BHFTI Clarion Global Real Estate Investment Option...........       3,172,418       37,080,867
     BHFTI ClearBridge Aggressive Growth Investment Option........       1,161,872       17,330,939
     BHFTI Harris Oakmark International Investment Option.........       2,015,449       28,978,755
     BHFTI Invesco Small Cap Growth Investment Option.............         958,566       15,372,921
     BHFTI Loomis Sayles Global Markets Investment Option.........         564,265        8,121,282
     BHFTI MFS Research International Investment Option...........         276,151        2,925,556
     BHFTI Morgan Stanley Mid Cap Growth Investment Option........          89,860        1,211,263
     BHFTI Oppenheimer Global Equity Investment Option............          40,796          846,283
     BHFTI PIMCO Inflation Protected Bond Investment Option.......       3,253,946       32,516,094
     BHFTI T. Rowe Price Large Cap Value Investment Option........          98,675        2,934,318
     BHFTI Victory Sycamore Mid Cap Value Investment Option.......          56,805        1,050,398
     BHFTII Baillie Gifford International Stock Investment Option.           7,193           74,725
     BHFTII BlackRock Bond Income Investment Option...............         228,114       24,890,285
     BHFTII BlackRock Capital Appreciation Investment Option......           4,067          134,414
     BHFTII BlackRock Ultra-Short Term Bond Investment Option.....         565,814       56,710,288
     BHFTII Brighthouse Asset Allocation 20 Investment Option.....         145,610        1,593,462
     BHFTII Brighthouse Asset Allocation 40 Investment Option.....          74,379          868,299
     BHFTII Brighthouse Asset Allocation 60 Investment Option.....         203,650        2,463,671
     BHFTII Brighthouse Asset Allocation 80 Investment Option.....          20,681          266,774
     BHFTII Brighthouse/Wellington Balanced Investment Option.....          93,936        1,803,889
     BHFTII Brighthouse/Wellington Core Equity Opportunities
        Investment Option.........................................          34,057          998,909
     BHFTII Frontier Mid Cap Growth Investment Option.............          77,064        2,404,491
     BHFTII Jennison Growth Investment Option.....................       2,869,226       39,800,652
     BHFTII MetLife Aggregate Bond Index Investment Option........         758,079        8,336,668
     BHFTII MetLife Mid Cap Stock Index Investment Option.........       1,651,580       29,210,742
     BHFTII MetLife MSCI EAFE Index Investment Option.............       1,446,828       18,495,927
     BHFTII MetLife Russell 2000 Index Investment Option..........       1,595,589       27,521,910
     BHFTII MetLife Stock Index Investment Option.................         376,274       14,355,824
     BHFTII MFS Total Return Investment Option....................         141,632       21,631,074

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2017
                                                                    --------------------------------
                                                                        COST OF          PROCEEDS
                                                                     PURCHASES ($)    FROM SALES ($)
                                                                    --------------    --------------
     AB Global Thematic Growth Investment Option..................          4,241             11,654
     AB Intermediate Bond Investment Option.......................         11,653             13,399
     AB International Value Investment Option.....................          9,988             41,665
     American Century VP Capital Appreciation Investment Option...      2,461,295            880,118
     American Century VP Ultra Investment Option..................          6,150             39,563
     American Funds Bond Investment Option........................          9,753             17,873
     American Funds Global Growth Investment Option...............      2,290,575            976,584
     American Funds Global Small Capitalization Investment Option.            164                 44
     American Funds Growth Investment Option......................     11,114,305          9,623,041
     American Funds Growth-Income Investment Option...............      7,107,684          2,044,510
     American Funds High-Income Bond Investment Option............          4,966             47,646
     American Funds International Investment Option...............      4,958,923          3,421,317
     American Funds New World Investment Option...................      1,256,758          1,261,016
     American Funds U.S. Government/AAA-Rated Securities
        Investment Option.........................................         36,935             38,727
     BHFTI BlackRock High Yield Investment Option.................      5,228,132          7,308,300
     BHFTI Brighthouse Asset Allocation 100 Investment Option.....      1,023,703            593,793
     BHFTI Brighthouse Small Cap Value Investment Option..........        218,375          1,973,588
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Investment Option.........................................      2,230,550          1,858,392
     BHFTI Brighthouse/Eaton Vance Floating Rate
        Investment Option (a).....................................      6,709,127             29,091
     BHFTI Brighthouse/Wellington Large Cap Research
        Investment Option.........................................        155,664            174,569
     BHFTI Clarion Global Real Estate Investment Option...........      7,738,764         10,487,639
     BHFTI ClearBridge Aggressive Growth Investment Option........      3,492,560          3,161,882
     BHFTI Harris Oakmark International Investment Option.........      4,751,241          4,538,910
     BHFTI Invesco Small Cap Growth Investment Option.............      6,056,992          2,177,106
     BHFTI Loomis Sayles Global Markets Investment Option.........      1,769,036          1,952,867
     BHFTI MFS Research International Investment Option...........        663,982            328,890
     BHFTI Morgan Stanley Mid Cap Growth Investment Option........         20,259            101,549
     BHFTI Oppenheimer Global Equity Investment Option............        360,941             80,375
     BHFTI PIMCO Inflation Protected Bond Investment Option.......     16,138,609         18,027,402
     BHFTI T. Rowe Price Large Cap Value Investment Option........        772,503          3,848,869
     BHFTI Victory Sycamore Mid Cap Value Investment Option.......        517,349          2,378,020
     BHFTII Baillie Gifford International Stock Investment Option.          1,568              2,916
     BHFTII BlackRock Bond Income Investment Option...............      4,926,668          6,945,968
     BHFTII BlackRock Capital Appreciation Investment Option......         43,020             80,626
     BHFTII BlackRock Ultra-Short Term Bond Investment Option.....     29,470,954         50,961,257
     BHFTII Brighthouse Asset Allocation 20 Investment Option.....      1,238,880             35,702
     BHFTII Brighthouse Asset Allocation 40 Investment Option.....        612,814             59,039
     BHFTII Brighthouse Asset Allocation 60 Investment Option.....        751,767            364,892
     BHFTII Brighthouse Asset Allocation 80 Investment Option.....         84,122            183,052
     BHFTII Brighthouse/Wellington Balanced Investment Option.....        578,622            363,650
     BHFTII Brighthouse/Wellington Core Equity Opportunities
        Investment Option.........................................        103,820            143,686
     BHFTII Frontier Mid Cap Growth Investment Option.............        208,119            433,829
     BHFTII Jennison Growth Investment Option.....................     13,117,003         10,002,779
     BHFTII MetLife Aggregate Bond Index Investment Option........     13,858,134         13,827,851
     BHFTII MetLife Mid Cap Stock Index Investment Option.........      7,383,841          3,880,400
     BHFTII MetLife MSCI EAFE Index Investment Option.............      5,549,378          1,424,722
     BHFTII MetLife Russell 2000 Index Investment Option..........      6,531,406          8,320,406
     BHFTII MetLife Stock Index Investment Option.................      1,718,908          3,509,822
     BHFTII MFS Total Return Investment Option....................      8,443,343          5,044,208

(a)  For the period April 28, 2017 to December 31, 2017.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2017
                                                                    -------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------    -------------
     BHFTII MFS Value II Investment Option........................         926,995        8,424,082
     BHFTII MFS Value Investment Option...........................       3,288,749       48,576,475
     BHFTII Neuberger Berman Genesis Investment Option............         111,808        2,407,917
     BHFTII T. Rowe Price Large Cap Growth Investment Option......          96,371        1,972,198
     BHFTII Western Asset Management Strategic Bond
        Opportunities Investment Option...........................          26,586          353,448
     BHFTII Western Asset Management U.S. Government
        Investment Option.........................................         477,974        5,743,680
     Delaware VIP Small Cap Value Investment Option...............         747,012       27,688,238
     Dreyfus VIF Appreciation Investment Option...................          19,471          781,913
     Dreyfus VIF International Value Investment Option............          83,822          822,878
     Dreyfus VIF Opportunistic Small Cap Investment Option........          25,707        1,107,508
     Fidelity VIP Contrafund Investment Option....................         804,709       23,788,792
     Fidelity VIP Equity-Income Investment Option.................          32,262          783,723
     Fidelity VIP Freedom 2010 Investment Option..................          20,299          256,662
     Fidelity VIP Freedom 2015 Investment Option..................          54,481          681,945
     Fidelity VIP Freedom 2020 Investment Option..................         188,249        2,361,198
     Fidelity VIP Freedom 2025 Investment Option..................         135,097        1,754,615
     Fidelity VIP Freedom 2030 Investment Option..................         234,432        3,015,625
     Fidelity VIP Government Money Market Investment Option.......      42,289,873       42,289,873
     Fidelity VIP Growth & Income Investment Option...............           1,170           21,039
     Fidelity VIP High Income Investment Option...................          25,298          146,058
     Fidelity VIP Index 500 Investment Option.....................         605,854      113,890,196
     Fidelity VIP Investment Grade Bond Investment Option.........       3,330,557       42,437,178
     Fidelity VIP Mid Cap Investment Option.......................         199,759        6,355,829
     Fidelity VIP Overseas Investment Option......................          77,829        1,389,785
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option.........................................           2,522           51,358
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option.........................................          99,242        1,861,934
     FTVIPT Templeton Developing Markets VIP Investment Option....         105,220          914,911
     FTVIPT Templeton Foreign VIP Investment Option...............         898,864       12,858,373
     FTVIPT Templeton Global Bond VIP Investment Option...........       1,555,071       28,146,153
     Invesco V.I. Comstock Investment Option......................          42,078          797,317
     Invesco V.I. International Growth Investment Option..........         826,658       27,178,620
     Janus Henderson Enterprise Investment Option.................         454,050       24,168,142
     Janus Henderson Global Research Investment Option............          14,333          493,931
     Janus Henderson Global Technology Investment Option..........       1,078,196        8,912,075
     Janus Henderson Mid Cap Value Investment Option..............         654,266       10,217,451
     Janus Henderson Overseas Investment Option...................         272,448        8,969,293
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option.........................................          47,868        1,112,235
     LMPVET ClearBridge Variable Appreciation Investment Option...              16              645
     LMPVET ClearBridge Variable Dividend Strategy
        Investment Option.........................................          32,408          504,542
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option.........................................          52,484        1,144,818
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option.........................................         162,710        3,024,492
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option.........................................       1,571,910       12,013,838
     MFS VIT II High Yield Investment Option......................          33,594          193,954
     MFS VIT New Discovery Investment Option......................          22,739          384,472
     Oppenheimer VA Main Street Small Cap Investment Option.......          67,564        1,676,238

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2017
                                                                    --------------------------------
                                                                        COST OF          PROCEEDS
                                                                     PURCHASES ($)    FROM SALES ($)
                                                                    --------------    --------------
     BHFTII MFS Value II Investment Option........................       1,510,201           968,255
     BHFTII MFS Value Investment Option...........................       9,170,836         4,206,206
     BHFTII Neuberger Berman Genesis Investment Option............       2,755,548           356,835
     BHFTII T. Rowe Price Large Cap Growth Investment Option......         699,445         1,164,403
     BHFTII Western Asset Management Strategic Bond
        Opportunities Investment Option...........................          74,868           144,616
     BHFTII Western Asset Management U.S. Government
        Investment Option.........................................       1,241,285         2,350,991
     Delaware VIP Small Cap Value Investment Option...............       9,863,117        13,464,964
     Dreyfus VIF Appreciation Investment Option...................         293,213           201,409
     Dreyfus VIF International Value Investment Option............          73,558           103,858
     Dreyfus VIF Opportunistic Small Cap Investment Option........         232,603           374,311
     Fidelity VIP Contrafund Investment Option....................       5,756,069         2,418,961
     Fidelity VIP Equity-Income Investment Option.................          31,164            44,155
     Fidelity VIP Freedom 2010 Investment Option..................         499,330           621,807
     Fidelity VIP Freedom 2015 Investment Option..................         179,899           226,526
     Fidelity VIP Freedom 2020 Investment Option..................         427,448           543,741
     Fidelity VIP Freedom 2025 Investment Option..................         533,732           292,125
     Fidelity VIP Freedom 2030 Investment Option..................       1,350,504           495,791
     Fidelity VIP Government Money Market Investment Option.......      23,856,188        32,879,727
     Fidelity VIP Growth & Income Investment Option...............           6,214               568
     Fidelity VIP High Income Investment Option...................          15,326            25,339
     Fidelity VIP Index 500 Investment Option.....................      17,873,992        23,433,600
     Fidelity VIP Investment Grade Bond Investment Option.........      16,896,304        13,998,644
     Fidelity VIP Mid Cap Investment Option.......................         941,266         1,356,887
     Fidelity VIP Overseas Investment Option......................         304,443           455,155
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option.........................................          65,645            46,825
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option.........................................         488,539           611,987
     FTVIPT Templeton Developing Markets VIP Investment Option....         389,596           363,452
     FTVIPT Templeton Foreign VIP Investment Option...............       2,263,425         1,422,311
     FTVIPT Templeton Global Bond VIP Investment Option...........       6,576,184         2,151,221
     Invesco V.I. Comstock Investment Option......................          49,623            11,493
     Invesco V.I. International Growth Investment Option..........       5,152,922         6,335,757
     Janus Henderson Enterprise Investment Option.................       6,299,034         6,843,619
     Janus Henderson Global Research Investment Option............          80,088            97,544
     Janus Henderson Global Technology Investment Option..........       4,923,296         2,714,403
     Janus Henderson Mid Cap Value Investment Option..............       1,425,732         1,398,092
     Janus Henderson Overseas Investment Option...................       1,379,882           782,518
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option.........................................         418,719           516,901
     LMPVET ClearBridge Variable Appreciation Investment Option...           2,007            29,777
     LMPVET ClearBridge Variable Dividend Strategy
        Investment Option.........................................         210,069           163,330
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option.........................................         306,764           417,752
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option.........................................         659,232           658,938
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option.........................................       1,459,813         1,196,890
     MFS VIT II High Yield Investment Option......................          28,882            14,687
     MFS VIT New Discovery Investment Option......................           9,344            10,545
     Oppenheimer VA Main Street Small Cap Investment Option.......         503,313           284,134

(a)  For the period April 28, 2017 to December 31, 2017.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     PIMCO VIT All Asset Investment Option......................          4,038           42,916           42,400            38,821
     PIMCO VIT CommodityRealReturn Strategy Investment Option...      1,171,834        9,532,863        5,929,359           453,774
     PIMCO VIT Low Duration Investment Option...................      2,689,986       27,978,992        5,672,099         3,812,501
     PIMCO VIT Total Return Investment Option...................      2,427,031       26,579,856        7,551,733         9,707,377
     Pioneer VCT Mid Cap Value Investment Option................         47,359          941,239          468,095           444,520
     Putnam VT International Value Investment Option............             12              129              424             1,716
     Putnam VT Multi-Cap Growth Investment Option...............          3,907          133,575          114,101            50,092
     Royce Micro-Cap Investment Option..........................         59,562          637,811          166,778           128,399
     Royce Small-Cap Investment Option..........................      1,034,492        9,606,737        1,701,993         1,435,054
     TAP 1919 Variable Socially Responsive Balanced
       Investment Option........................................          4,991          136,368           55,252             7,043
     Vanguard VIF Small Company Growth Investment Option........          8,453          172,413           59,617           115,486
     VIF Emerging Markets Debt Investment Option................        842,882        6,743,351        3,496,482           862,743
     VIF Emerging Markets Equity Investment Option..............      1,265,910       18,112,884        2,302,283         1,802,445

(a)  For the period April 28, 2017 to December 31, 2017.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                     AB GLOBAL THEMATIC GROWTH         AB INTERMEDIATE BOND           AB INTERNATIONAL VALUE
                                         INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2017             2016            2017            2016            2017            2016
                                  -------------   --------------  --------------  --------------  -------------   --------------

Units beginning of year........           7,625            5,862          70,135           4,960         20,007           17,098
Units issued and transferred
   from other funding options..           2,472            1,972           4,041          72,284          4,440            3,468
Units redeemed and transferred
   to other funding options....         (7,027)            (209)         (7,814)         (7,109)       (19,482)            (559)
                                  -------------   --------------  --------------  --------------  -------------   --------------
Units end of year..............           3,070            7,625          66,362          70,135          4,965           20,007
                                  =============   ==============  ==============  ==============  =============   ==============


                                       AMERICAN CENTURY VP
                                      CAPITAL APPRECIATION           AMERICAN CENTURY VP ULTRA          AMERICAN FUNDS BOND
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017             2016            2017            2016
                                 --------------  --------------   -------------   --------------  --------------  --------------

Units beginning of year........       3,403,655       3,848,816          18,697           17,871          16,631          14,493
Units issued and transferred
   from other funding options..         583,746         469,921           1,693            1,364           3,777           2,608
Units redeemed and transferred
   to other funding options....       (380,503)       (915,082)        (17,673)            (538)         (7,666)           (470)
                                 --------------  --------------   -------------   --------------  --------------  --------------
Units end of year..............       3,606,898       3,403,655           2,717           18,697          12,742          16,631
                                 ==============  ==============   =============   ==============  ==============  ==============

                                                                      AMERICAN FUNDS GLOBAL
                                  AMERICAN FUNDS GLOBAL GROWTH        SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........       2,306,785       2,900,670             462             436      19,648,435      23,664,037
Units issued and transferred
   from other funding options..         550,537         375,177              29              35       1,824,143       2,011,899
Units redeemed and transferred
   to other funding options....       (310,264)       (969,062)             (8)             (9)     (3,294,023)     (6,027,501)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............       2,547,058       2,306,785             483             462      18,178,555      19,648,435
                                 ==============  ==============  ==============  ==============  ==============   =============


                                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS GROWTH-INCOME           HIGH-INCOME BOND         AMERICAN FUNDS INTERNATIONAL
                                        INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                 -------------------------------  -----------------------------  ------------------------------
                                      2017            2016             2017           2016            2017            2016
                                 --------------   -------------   -------------   -------------  --------------  --------------

Units beginning of year........       7,036,003       7,263,377          15,152          14,447       7,268,137       8,262,676
Units issued and transferred
   from other funding options..       1,843,770         606,115           1,450           1,141       1,926,279       2,532,589
Units redeemed and transferred
   to other funding options....       (722,071)       (833,489)        (14,984)           (436)     (1,741,682)     (3,527,128)
                                 --------------   -------------   -------------   -------------  --------------  --------------
Units end of year..............       8,157,702       7,036,003           1,618          15,152       7,452,734       7,268,137
                                 ==============   =============   =============   =============  ==============  ==============

                                                                         AMERICAN FUNDS
                                                                    U.S. GOVERNMENT/AAA-RATED
                                    AMERICAN FUNDS NEW WORLD               SECURITIES              BHFTI BLACKROCK HIGH YIELD
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2017            2016            2017            2016           2017             2016
                                 --------------  --------------  --------------   -------------  -------------   -------------

Units beginning of year........       2,286,243       2,778,908          37,597          31,082      9,091,408       8,307,022
Units issued and transferred
   from other funding options..         521,551         605,849          15,421           9,834      1,088,192       2,474,008
Units redeemed and transferred
   to other funding options....       (560,277)     (1,098,514)        (16,564)         (3,319)    (2,108,918)     (1,689,622)
                                 --------------  --------------  --------------   -------------  -------------   -------------
Units end of year..............       2,247,517       2,286,243          36,454          37,597      8,070,682       9,091,408
                                 ==============  ==============  ==============   =============  =============   =============



                                        BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN
                                      ASSET ALLOCATION 100              SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2017             2016           2017            2016            2017            2016
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........        139,803         228,898       1,262,409       1,485,989       7,350,730       5,755,017
Units issued and transferred
   from other funding options..        499,421          29,308         454,939         139,166       1,123,768       3,072,384
Units redeemed and transferred
   to other funding options....      (295,681)       (118,403)       (941,397)       (362,746)     (1,017,573)     (1,476,671)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............        343,543         139,803         775,951       1,262,409       7,456,925       7,350,730
                                 =============   =============  ==============  ==============  ==============  ==============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       BHFTI
                                   BRIGHTHOUSE/
                                    EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON               BHFTI CLARION
                                   FLOATING RATE          LARGE CAP RESEARCH                 GLOBAL REAL ESTATE
                                 INVESTMENT OPTION         INVESTMENT OPTION                  INVESTMENT OPTION
                                 -----------------  ------------------------------  ----------------------------------------
                                     2017 (A)            2017            2016            2017             2016
                                  --------------    --------------  --------------  --------------   --------------

Units beginning of year........               --           556,502         500,594      11,632,473       12,288,675
Units issued and transferred
   from other funding options..        5,100,855            71,576         119,486       2,189,573        1,823,001
Units redeemed and transferred
   to other funding options....         (19,041)         (110,317)        (63,578)     (3,567,493)      (2,479,203)
                                  --------------    --------------  --------------  --------------   --------------
Units end of year..............        5,081,814           517,761         556,502      10,254,553       11,632,473
                                  ==============    ==============  ==============  ==============   ==============




                                        BHFTI CLEARBRIDGE              BHFTI HARRIS OAKMARK                BHFTI INVESCO
                                        AGGRESSIVE GROWTH                  INTERNATIONAL                 SMALL CAP GROWTH
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017             2016            2017            2016
                                 --------------  --------------  --------------   --------------  --------------  --------------

Units beginning of year........       8,269,187       9,165,740      13,801,402       13,187,872       3,171,179       3,399,528
Units issued and transferred
   from other funding options..       1,325,261       1,451,364       2,130,214        3,930,983       1,977,337         345,753
Units redeemed and transferred
   to other funding options....     (1,354,026)     (2,347,917)     (2,231,161)      (3,317,453)     (1,204,238)       (574,102)
                                 --------------  --------------  --------------   --------------  --------------  --------------
Units end of year..............       8,240,422       8,269,187      13,700,455       13,801,402       3,944,278       3,171,179
                                 ==============  ==============  ==============   ==============  ==============  ==============

                                       BHFTI LOOMIS SAYLES                 BHFTI MFS               BHFTI MORGAN STANLEY
                                         GLOBAL MARKETS             RESEARCH INTERNATIONAL            MID CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017             2016           2017           2016           2017            2016
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      3,507,785       4,205,890      1,535,078       1,582,945        590,700         693,671
Units issued and transferred
   from other funding options..        581,616         360,954        416,301         313,087        544,322          15,756
Units redeemed and transferred
   to other funding options....      (699,025)     (1,059,059)      (269,872)       (360,954)      (578,320)       (118,727)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      3,390,376       3,507,785      1,681,507       1,535,078        556,702         590,700
                                 =============   =============  =============   =============  =============   =============


                                        BHFTI OPPENHEIMER                  BHFTI PIMCO                 BHFTI T. ROWE PRICE
                                          GLOBAL EQUITY             INFLATION PROTECTED BOND             LARGE CAP VALUE
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         265,520         458,345      18,934,741      13,918,024       2,742,192       2,861,624
Units issued and transferred
   from other funding options..         131,493          31,503      12,974,169      11,645,489         201,469       3,969,904
Units redeemed and transferred
   to other funding options....        (31,000)       (224,328)    (14,331,482)     (6,628,772)     (1,638,866)     (4,089,336)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         366,013         265,520      17,577,428      18,934,741       1,304,795       2,742,192
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                     BHFTI VICTORY SYCAMORE          BHFTII BAILLIE GIFFORD             BHFTII BLACKROCK
                                          MID CAP VALUE                INTERNATIONAL STOCK                 BOND INCOME
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                     2017             2016            2017            2016            2017            2016
                                 -------------   --------------  --------------   -------------  --------------  --------------

Units beginning of year........      1,676,000        2,518,142          44,311          45,123      13,680,008      13,157,892
Units issued and transferred
   from other funding options..        298,887        4,192,239             284             230       2,267,696       3,550,283
Units redeemed and transferred
   to other funding options....    (1,355,780)      (5,034,381)         (1,472)         (1,042)     (3,664,272)     (3,028,167)
                                 -------------   --------------  --------------   -------------  --------------  --------------
Units end of year..............        619,107        1,676,000          43,123          44,311      12,283,432      13,680,008
                                 =============   ==============  ==============   =============  ==============  ==============


                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2017            2016            2017            2016            2017             2016
                                 --------------  --------------  --------------  --------------  --------------   --------------

Units beginning of year........         148,696         234,371      61,664,494      75,222,026         219,572          308,978
Units issued and transferred
   from other funding options..          31,106          85,922      23,755,824      65,888,203         700,793           11,206
Units redeemed and transferred
   to other funding options....        (63,585)       (171,597)    (41,009,865)    (79,445,735)        (19,707)        (100,612)
                                 --------------  --------------  --------------  --------------  --------------   --------------
Units end of year..............         116,217         148,696      44,410,453      61,664,494         900,658          219,572
                                 ==============  ==============  ==============  ==============  ==============   ==============

                                       BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40              ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017             2016            2017            2016             2017            2016
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         168,394          205,311       1,095,276        2,855,199         193,790          204,831
Units issued and transferred
   from other funding options..         316,760           12,151         330,579          143,156          33,593          394,514
Units redeemed and transferred
   to other funding options....        (32,036)         (49,068)       (199,442)      (1,903,079)        (94,209)        (405,555)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         453,118          168,394       1,226,413        1,095,276         133,174          193,790
                                 ==============   ==============  ==============   ==============  ==============   ==============


                                  BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                            BALANCED                 CORE EQUITY OPPORTUNITIES             MID CAP GROWTH
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  ------------------------------
                                      2017            2016             2017          2016 (B)           2017            2016
                                 --------------  --------------   --------------  --------------   --------------  --------------

Units beginning of year........         787,417         621,100          139,757              --        2,178,407       2,887,218
Units issued and transferred
   from other funding options..         247,168         239,954            6,713         264,083          120,262         351,567
Units redeemed and transferred
   to other funding options....       (175,829)        (73,637)         (18,796)       (124,326)        (347,540)     (1,060,378)
                                 --------------  --------------   --------------  --------------   --------------  --------------
Units end of year..............         858,756         787,417          127,674         139,757        1,951,129       2,178,407
                                 ==============  ==============   ==============  ==============   ==============  ==============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                        BHFTII METLIFE                 BHFTII METLIFE
                                     BHFTII JENNISON GROWTH          AGGREGATE BOND INDEX            MID CAP STOCK INDEX
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016           2017            2016
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     13,174,410      14,571,526      3,710,568       3,532,216      6,975,660       6,200,889
Units issued and transferred
   from other funding options..      3,760,040       1,481,777      6,147,536       6,376,378      1,336,132       1,995,944
Units redeemed and transferred
   to other funding options....    (3,738,015)     (2,878,893)    (6,222,353)     (6,198,026)    (1,037,261)     (1,221,173)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     13,196,435      13,174,410      3,635,751       3,710,568      7,274,531       6,975,660
                                 =============   =============  =============   =============  =============   =============


                                        BHFTII METLIFE                 BHFTII METLIFE
                                        MSCI EAFE INDEX              RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX
                                       INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016           2017            2016           2017            2016
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      7,461,074       5,892,112     11,796,746      12,701,679      6,200,054       6,690,905
Units issued and transferred
   from other funding options..      2,741,054       3,083,661      1,834,528       2,142,027        364,963         890,598
Units redeemed and transferred
   to other funding options....      (950,774)     (1,514,699)    (3,065,776)     (3,046,960)    (1,185,580)     (1,381,449)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      9,251,354       7,461,074     10,565,498      11,796,746      5,379,437       6,200,054
                                 =============   =============  =============   =============  =============   =============



                                     BHFTII MFS TOTAL RETURN          BHFTII MFS VALUE II             BHFTII MFS VALUE
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016           2017            2016
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      7,817,590       8,269,354      3,397,931       3,619,253     14,271,933      14,854,413
Units issued and transferred
   from other funding options..      2,729,008       1,114,116        577,760         435,141      1,634,274       2,537,600
Units redeemed and transferred
   to other funding options....    (2,118,965)     (1,565,880)      (414,887)       (656,463)    (1,399,133)     (3,120,080)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      8,427,633       7,817,590      3,560,804       3,397,931     14,507,074      14,271,933
                                 =============   =============  =============   =============  =============   =============


                                                                                                   BHFTII WESTERN ASSET
                                    BHFTII NEUBERGER BERMAN         BHFTII T. ROWE PRICE         MANAGEMENT STRATEGIC BOND
                                            GENESIS                   LARGE CAP GROWTH                 OPPORTUNITIES
                                       INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016           2017            2016           2017          2016 (C)
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........          1,620          94,054      1,121,610       1,445,365        154,900              --
Units issued and transferred
   from other funding options..      1,002,116          11,128        266,086       4,832,504         21,732         542,978
Units redeemed and transferred
   to other funding options....      (217,390)       (103,562)      (509,611)     (5,156,259)       (51,439)       (388,078)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............        786,346           1,620        878,085       1,121,610        125,193         154,900
                                 =============   =============  =============   =============  =============   =============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT       DELAWARE VIP SMALL CAP VALUE       DREYFUS VIF APPRECIATION
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017             2016            2017             2016            2017             2016
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........       3,402,602        4,106,805       5,784,654        6,259,601         346,726          379,865
Units issued and transferred
   from other funding options..         555,748          392,488       1,596,695          866,857          90,841           25,453
Units redeemed and transferred
   to other funding options....     (1,188,368)      (1,096,691)     (2,554,486)      (1,341,804)        (98,510)         (58,592)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............       2,769,982        3,402,602       4,826,863        5,784,654         339,057          346,726
                                 ==============   ==============  ==============   ==============  ==============   ==============


                                                                      DREYFUS VIF OPPORTUNISTIC
                                 DREYFUS VIF INTERNATIONAL VALUE              SMALL CAP                FIDELITY VIP CONTRAFUND
                                        INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017             2016            2017             2016            2017             2016
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         630,678              953         736,057          629,215       8,190,938       13,929,061
Units issued and transferred
   from other funding options..          38,690          638,172         114,381          449,181       2,948,475        2,022,643
Units redeemed and transferred
   to other funding options....        (66,494)          (8,447)       (186,167)        (342,339)     (2,409,532)      (7,760,766)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         602,874          630,678         664,271          736,057       8,729,881        8,190,938
                                 ==============   ==============  ==============   ==============  ==============   ==============

                                   FIDELITY VIP EQUITY-INCOME         FIDELITY VIP FREEDOM 2010        FIDELITY VIP FREEDOM 2015
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017            2016             2017             2016             2017            2016
                                 --------------  ---------------  --------------   --------------   --------------  --------------

Units beginning of year........         105,870          107,999         188,751          380,046          375,031         255,245
Units issued and transferred
   from other funding options..             481              388         262,509          434,889           88,688       1,385,404
Units redeemed and transferred
   to other funding options....         (6,111)          (2,517)       (320,676)        (626,184)        (123,861)     (1,265,618)
                                 --------------  ---------------  --------------   --------------   --------------  --------------
Units end of year..............         100,240          105,870         130,584          188,751          339,858         375,031
                                 ==============  ===============  ==============   ==============   ==============  ==============


                                    FIDELITY VIP FREEDOM 2020         FIDELITY VIP FREEDOM 2025       FIDELITY VIP FREEDOM 2030
                                        INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017             2016            2017             2016            2017            2016
                                 --------------  ---------------  --------------   --------------  --------------  ---------------

Units beginning of year........       1,282,623        1,130,034         747,967          353,045       1,090,289          443,819
Units issued and transferred
   from other funding options..         221,212        1,781,840         273,724        1,082,022         592,722        1,762,911
Units redeemed and transferred
   to other funding options....       (327,540)      (1,629,251)       (195,228)        (687,100)       (254,307)      (1,116,441)
                                 --------------  ---------------  --------------   --------------  --------------  ---------------
Units end of year..............       1,176,295        1,282,623         826,463          747,967       1,428,704        1,090,289
                                 ==============  ===============  ==============   ==============  ==============  ===============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      FIDELITY VIP GOVERNMENT
                                           MONEY MARKET             FIDELITY VIP GROWTH & INCOME      FIDELITY VIP HIGH INCOME
                                         INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  ------------------------------
                                      2017           2016 (C)          2017             2016            2017            2016
                                 --------------   --------------  ---------------  --------------  --------------  --------------

Units beginning of year........      43,251,059               --            8,360           6,737          45,976          45,213
Units issued and transferred
   from other funding options..      21,178,002       56,839,543            2,562           1,855           2,442           1,885
Units redeemed and transferred
   to other funding options....    (28,932,474)     (13,588,484)            (311)           (232)         (7,689)         (1,122)
                                 --------------   --------------  ---------------  --------------  --------------  --------------
Units end of year..............      35,496,587       43,251,059           10,611           8,360          40,729          45,976
                                 ==============   ==============  ===============  ==============  ==============  ==============


                                                                     FIDELITY VIP INVESTMENT
                                     FIDELITY VIP INDEX 500                GRADE BOND                 FIDELITY VIP MID CAP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2017            2016            2017            2016            2017             2016
                                 --------------  --------------  --------------  --------------  --------------   --------------

Units beginning of year........      44,420,490      43,892,246      23,279,554      28,049,976       1,668,309        4,868,437
Units issued and transferred
   from other funding options..       5,111,500      13,337,072      13,993,844       5,119,730         156,082          550,055
Units redeemed and transferred
   to other funding options....     (7,588,913)    (12,808,828)    (12,962,033)     (9,890,152)       (326,608)      (3,750,183)
                                 --------------  --------------  --------------  --------------  --------------   --------------
Units end of year..............      41,943,077      44,420,490      24,311,365      23,279,554       1,497,783        1,668,309
                                 ==============  ==============  ==============  ==============  ==============   ==============

                                                                         FTVIPT FRANKLIN                 FTVIPT FRANKLIN
                                      FIDELITY VIP OVERSEAS        MUTUAL GLOBAL DISCOVERY VIP      SMALL-MID CAP GROWTH VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         923,378       1,055,682          10,813          26,905       1,085,702       1,354,576
Units issued and transferred
   from other funding options..         153,939         206,724          20,930           8,362         198,399       4,722,838
Units redeemed and transferred
   to other funding options....       (250,247)       (339,028)        (15,741)        (24,454)       (367,242)     (4,991,712)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         827,070         923,378          16,002          10,813         916,859       1,085,702
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        FTVIPT TEMPLETON                                               FTVIPT TEMPLETON
                                     DEVELOPING MARKETS VIP       FTVIPT TEMPLETON FOREIGN VIP          GLOBAL BOND VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2017            2016            2017            2016           2017            2016
                                 --------------  --------------  --------------   -------------  -------------   -------------

Units beginning of year........         247,483         434,405       5,978,946       6,780,948      9,149,275       9,804,801
Units issued and transferred
   from other funding options..         109,390         102,295         984,243       1,065,398      5,287,739       1,073,655
Units redeemed and transferred
   to other funding options....        (99,650)       (289,217)       (740,539)     (1,867,400)    (3,530,258)     (1,729,181)
                                 --------------  --------------  --------------   -------------  -------------   -------------
Units end of year..............         257,223         247,483       6,222,650       5,978,946     10,906,756       9,149,275
                                 ==============  ==============  ==============   =============  =============   =============

                                                                    INVESCO V.I. INTERNATIONAL
                                       INVESCO V.I. COMSTOCK                  GROWTH                JANUS HENDERSON ENTERPRISE
                                         INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2017             2016            2017            2016            2017             2016
                                 --------------   --------------  --------------  --------------  --------------   --------------

Units beginning of year........         246,438          252,105      14,379,111      13,948,246       2,833,049        1,619,531
Units issued and transferred
   from other funding options..             137              117       2,214,577       2,420,302         441,481        1,753,622
Units redeemed and transferred
   to other funding options....         (3,171)          (5,784)     (2,947,169)     (1,989,437)       (694,449)        (540,104)
                                 --------------   --------------  --------------  --------------  --------------   --------------
Units end of year..............         243,404          246,438      13,646,519      14,379,111       2,580,081        2,833,049
                                 ==============   ==============  ==============  ==============  ==============   ==============


                                         JANUS HENDERSON                   JANUS HENDERSON                  JANUS HENDERSON
                                         GLOBAL RESEARCH                  GLOBAL TECHNOLOGY                  MID CAP VALUE
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2017             2016            2017             2016            2017             2016
                                 --------------   --------------  --------------   --------------  ---------------  --------------

Units beginning of year........         605,458          875,522       5,068,225        5,144,720        3,054,765       3,240,657
Units issued and transferred
   from other funding options..          70,875          128,842       2,114,308          690,581          761,687         593,592
Units redeemed and transferred
   to other funding options....        (90,079)        (398,906)     (1,336,121)        (767,076)        (886,637)       (779,484)
                                 --------------   --------------  --------------   --------------  ---------------  --------------
Units end of year..............         586,254          605,458       5,846,412        5,068,225        2,929,815       3,054,765
                                 ==============   ==============  ==============   ==============  ===============  ==============

                                                                       LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                    JANUS HENDERSON OVERSEAS       VARIABLE AGGRESSIVE GROWTH         VARIABLE APPRECIATION
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 -------------   --------------  --------------  --------------  --------------  --------------

Units beginning of year........      1,192,162        1,124,428         410,328         496,718          11,633          11,351
Units issued and transferred
   from other funding options..        215,016          241,973         100,812          31,073             797             619
Units redeemed and transferred
   to other funding options....      (137,915)        (174,239)       (153,360)       (117,463)        (12,193)           (337)
                                 -------------   --------------  --------------  --------------  --------------  --------------
Units end of year..............      1,269,263        1,192,162         357,780         410,328             237          11,633
                                 =============   ==============  ==============  ==============  ==============  ==============


                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016           2017            2016
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........        200,098         267,837        594,412       1,323,296      1,172,551       1,124,132
Units issued and transferred
   from other funding options..         75,106          55,180        110,682          22,119        189,988         280,410
Units redeemed and transferred
   to other funding options....       (62,110)       (122,919)      (189,355)       (751,003)      (241,114)       (231,991)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............        213,094         200,098        515,739         594,412      1,121,425       1,172,551
                                 =============   =============  =============   =============  =============   =============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      LMPVIT WESTERN ASSET
                                 VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT II HIGH YIELD           MFS VIT NEW DISCOVERY
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2017            2016             2017            2016            2017            2016
                                 --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year........       5,748,540       6,105,168           78,285           1,614         189,552         193,419
Units issued and transferred
   from other funding options..         432,535       2,490,514            7,205          76,872             754             635
Units redeemed and transferred
   to other funding options....       (600,768)     (2,847,142)          (6,027)           (201)         (4,634)         (4,502)
                                 --------------  --------------   --------------  --------------  --------------  --------------
Units end of year..............       5,580,307       5,748,540           79,463          78,285         185,672         189,552
                                 ==============  ==============   ==============  ==============  ==============  ==============


                                         OPPENHEIMER VA                                                     PIMCO VIT
                                      MAIN STREET SMALL CAP            PIMCO VIT ALL ASSET        COMMODITYREALRETURN STRATEGY
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........         364,026         449,094          17,818         110,018       4,125,850       3,089,325
Units issued and transferred
   from other funding options..          99,914         155,913          19,152           2,769       6,342,994       1,633,952
Units redeemed and transferred
   to other funding options....        (69,482)       (240,981)        (17,924)        (94,969)       (576,225)       (597,427)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............         394,458         364,026          19,046          17,818       9,892,619       4,125,850
                                 ==============  ==============  ==============  ==============  ==============   =============

                                    PIMCO VIT LOW DURATION         PIMCO VIT TOTAL RETURN         PIONEER VCT MID CAP VALUE
                                       INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  -----------------------------  ------------------------------
                                     2017            2016           2017            2016            2017            2016
                                 -------------   -------------  -------------   -------------   -------------   -------------

Units beginning of year........     17,635,561      14,808,783     12,593,913      15,074,313         325,619         434,276
Units issued and transferred
   from other funding options..      8,234,537       6,920,599      3,601,524       6,726,357         120,106          34,827
Units redeemed and transferred
   to other funding options....    (7,197,912)     (4,093,821)    (4,758,685)     (9,206,757)       (146,584)       (143,484)
                                 -------------   -------------  -------------   -------------   -------------   -------------
Units end of year..............     18,672,186      17,635,561     11,436,752      12,593,913         299,141         325,619
                                 =============   =============  =============   =============   =============   =============


                                  PUTNAM VT INTERNATIONAL VALUE    PUTNAM VT MULTI-CAP GROWTH            ROYCE MICRO-CAP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........             669             547          39,997         104,725         303,942         323,962
Units issued and transferred
   from other funding options..             182             141          54,295          11,342          51,676          51,024
Units redeemed and transferred
   to other funding options....           (799)            (19)        (26,331)        (76,070)        (65,684)        (71,044)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............              52             669          67,961          39,997         289,934         303,942
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                        TAP 1919 VARIABLE                 VANGUARD VIF
                                         ROYCE SMALL-CAP          SOCIALLY RESPONSIVE BALANCED        SMALL COMPANY GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........       3,500,911       3,958,126         53,048           49,538          73,321          63,285
Units issued and transferred
   from other funding options..         692,053         774,741         25,863            6,312          12,085          33,601
Units redeemed and transferred
   to other funding options....       (607,951)     (1,231,956)        (4,091)          (2,802)        (31,226)        (23,565)
                                 --------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............       3,585,013       3,500,911         74,820           53,048          54,180          73,321
                                 ==============   =============  =============   ==============  ==============  ==============



                                    VIF EMERGING MARKETS DEBT      VIF EMERGING MARKETS EQUITY
                                        INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------
                                      2017            2016            2017            2016
                                 --------------  --------------  -------------   --------------

Units beginning of year........       1,187,052         945,406      8,841,113        8,886,056
Units issued and transferred
   from other funding options..         898,601         346,607      1,076,614        1,000,159
Units redeemed and transferred
   to other funding options....       (247,546)       (104,961)      (864,304)      (1,045,102)
                                 --------------  --------------  -------------   --------------
Units end of year..............       1,838,107       1,187,052      9,053,423        8,841,113
                                 ==============  ==============  =============   ==============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 29, 2013 and began transactions in 2016.
(c) For the period April 29, 2016 to December 31, 2016.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                            AS OF DECEMBER 31
                                              --------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO          NET
                                                  UNITS        HIGHEST ($)     ASSETS ($)
                                              ------------  ----------------  ------------
  AB Global Thematic Growth             2017         3,070              2.02         6,191
     Investment Option                  2016         7,625              1.48        11,306
                                        2015         5,862              1.50         8,786
                                        2014         3,091              1.46         4,522
                                        2013         1,050              1.40         1,469

  AB Intermediate Bond                  2017        66,362              1.72       113,855
     Investment Option                  2016        70,135              1.66       116,473
                                        2015         4,960              1.59         7,882
                                        2014         4,011              1.59         6,386
                                        2013         3,237              1.50         4,851

  AB International Value                2017         4,965              2.47        12,253
     Investment Option                  2016        20,007              1.97        39,447
                                        2015        17,098              1.99        33,950
                                        2014        12,554              1.94        24,345
                                        2013         9,310              2.07        19,289

  American Century VP Capital           2017     3,606,898       2.64 - 2.66     9,585,313
     Appreciation Investment            2016     3,403,655       2.17 - 2.19     7,437,949
     Option (Commenced 4/28/2014)       2015     3,848,816       2.11 - 2.12     8,160,383
                                        2014     3,449,546       2.07 - 2.08     7,185,964

  American Century VP Ultra             2017         2,717              2.71         7,368
     Investment Option                  2016        18,697              2.06        38,424
                                        2015        17,871              1.97        35,234
                                        2014        16,271              1.86        30,246
                                        2013        14,617              1.69        24,752

  American Funds Bond                   2017        12,742              2.37        30,142
     Investment Option                  2016        16,631              2.29        38,026
                                        2015        14,493              2.23        32,253
                                        2014        10,754              2.22        23,916
                                        2013         7,867              2.12        16,651

  American Funds Global                 2017     2,547,058       4.09 - 4.12    10,488,841
     Growth Investment Option           2016     2,306,785       3.12 - 3.14     7,238,894
                                        2015     2,900,670       3.11 - 3.13     9,066,661
                                        2014     2,790,555       2.88 - 2.93     8,172,497
                                        2013     2,264,318       2.82 - 2.87     6,473,328

  American Funds Global Small           2017           483              5.76         2,783
     Capitalization Investment Option   2016           462              4.58         2,118
                                        2015           436              4.50         1,961
                                        2014           414              4.50         1,860
                                        2013           409              4.41         1,804

                                                       FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------------------------
                                              INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                 INCOME          LOWEST TO         LOWEST TO
                                                RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                              -------------  ----------------  ----------------
  AB Global Thematic Growth             2017       0.19                0.20              36.03
     Investment Option                  2016         --                0.20             (1.07)
                                        2015         --                0.20               2.44
                                        2014         --                0.20               4.60
                                        2013       0.03                0.20              22.68

  AB Intermediate Bond                  2017       3.27                0.20               3.31
     Investment Option                  2016       0.79                0.20               4.50
                                        2015       3.73                0.20             (0.19)
                                        2014       3.70                0.20               6.27
                                        2013       3.86                0.20             (2.35)

  AB International Value                2017       1.30                0.20              25.17
     Investment Option                  2016       1.40                0.20             (0.70)
                                        2015       2.74                0.20               2.39
                                        2014       4.02                0.20             (6.40)
                                        2013       6.55                0.20              22.76

  American Century VP Capital           2017         --         0.15 - 0.20      21.55 - 21.61
     Appreciation Investment            2016         --         0.15 - 0.20        3.02 - 3.07
     Option (Commenced 4/28/2014)       2015         --         0.15 - 0.20        1.73 - 1.78
                                        2014         --         0.15 - 0.20      11.50 - 11.53

  American Century VP Ultra             2017       1.03                0.20              31.96
     Investment Option                  2016       0.32                0.20               4.24
                                        2015       0.41                0.20               6.06
                                        2014       0.35                0.20               9.78
                                        2013       0.53                0.20              36.80

  American Funds Bond                   2017       1.79                0.20               3.46
     Investment Option                  2016       1.75                0.20               2.74
                                        2015       1.84                0.20               0.07
                                        2014       2.18                0.20               5.07
                                        2013       1.95                0.20             (2.35)

  American Funds Global                 2017       0.73         0.20 - 0.25      31.14 - 31.21
     Growth Investment Option           2016       0.89         0.20 - 0.25        0.37 - 0.42
                                        2015       1.06         0.20 - 0.25        6.67 - 6.72
                                        2014       1.16         0.20 - 0.35        1.96 - 2.11
                                        2013       1.22         0.20 - 0.35      28.73 - 28.92

  American Funds Global Small           2017       0.43                0.20              25.64
     Capitalization Investment Option   2016       0.27                0.20               1.89
                                        2015         --                0.20               0.07
                                        2014       0.13                0.20               1.92
                                        2013       0.89                0.20              28.02

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                               ---------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO          NET
                                                    UNITS        HIGHEST ($)     ASSETS ($)
                                               -------------  ----------------  ------------
  American Funds Growth                  2017     18,178,555       3.50 - 3.62    65,317,120
     Investment Option                   2016     19,648,435       2.74 - 2.82    55,135,891
                                         2015     23,664,037       2.51 - 2.58    60,768,489
                                         2014     24,682,851       2.36 - 2.42    59,432,168
                                         2013     27,403,143       2.18 - 2.23    60,767,855

  American Funds                         2017      8,157,702       3.21 - 3.26    26,388,669
     Growth-Income Investment            2016      7,036,003       2.63 - 2.67    18,608,233
     Option                              2015      7,263,377       2.36 - 2.39    17,257,509
                                         2014      9,290,700       2.33 - 2.36    21,756,450
                                         2013      9,037,148       2.11 - 2.14    19,145,757

  American Funds High-Income             2017          1,618              3.29         5,329
     Bond Investment Option              2016         15,152              3.09        46,782
                                         2015         14,447              2.63        37,975
                                         2014         13,174              2.84        37,432
                                         2013         11,928              2.83        33,744

  American Funds                         2017      7,452,734       4.23 - 4.45    32,730,386
     International Investment Option     2016      7,268,137       3.21 - 3.37    24,163,125
                                         2015      8,262,676       3.11 - 3.26    26,583,346
                                         2014      8,193,688       3.27 - 3.42    27,667,068
                                         2013      8,981,910       3.43 - 3.52    31,125,921

  American Funds New World               2017      2,247,517       4.35 - 4.48     9,958,022
     Investment Option                   2016      2,286,243       3.37 - 3.43     7,832,850
                                         2015      2,778,908       3.21 - 3.27     9,045,100
                                         2014      2,635,476       3.32 - 3.38     8,880,510
                                         2013      2,352,458       3.62 - 3.67     8,621,975

  American Funds U.S.                    2017         36,454              2.34        85,199
     Government/AAA-Rated                2016         37,597              2.31        86,669
     Securities Investment Option        2015         31,082              2.28        70,951
                                         2014         23,515              2.25        52,945
                                         2013         17,850              2.15        38,346

  BHFTI BlackRock High Yield             2017      8,070,682       3.52 - 3.83    29,191,919
     Investment Option                   2016      9,091,408       3.26 - 3.55    30,607,675
                                         2015      8,307,022       2.85 - 3.11    24,567,007
                                         2014      8,652,410       2.96 - 3.23    26,721,712
                                         2013     10,137,311       2.87 - 3.13    30,155,639

  BHFTI Brighthouse Asset                2017        343,543              2.30       789,690
     Allocation 100 Investment Option    2016        139,803              1.87       261,933
                                         2015        228,898              1.72       394,316
                                         2014        290,388       1.75 - 1.76       511,515
                                         2013      1,240,374       1.67 - 1.68     2,077,257

  BHFTI Brighthouse Small Cap            2017        775,951       4.09 - 4.34     3,268,101
     Value Investment Option             2016      1,262,409       3.67 - 3.90     4,805,543
                                         2015      1,485,989       2.80 - 2.97     4,328,722
                                         2014      2,051,590       2.96 - 3.15     6,361,863
                                         2013      2,285,362       2.92 - 3.10     6,989,184



                                                        FOR THE YEAR ENDED DECEMBER 31
                                               -------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               -------------  ----------------  ----------------
  American Funds Growth                  2017       0.51         0.15 - 0.35       27.84 - 28.10
     Investment Option                   2016       0.74         0.15 - 0.35         9.10 - 9.32
                                         2015       0.61         0.15 - 0.35         6.48 - 6.70
                                         2014       0.78         0.15 - 0.35         8.13 - 8.35
                                         2013       0.94         0.15 - 0.35       29.65 - 29.91

  American Funds                         2017       1.52         0.10 - 0.20       22.14 - 22.26
     Growth-Income Investment            2016       1.52         0.10 - 0.20       11.30 - 11.41
     Option                              2015       1.26         0.10 - 0.20         1.25 - 1.35
                                         2014       1.34         0.10 - 0.20       10.41 - 10.52
                                         2013       1.33         0.10 - 0.20       33.23 - 33.37

  American Funds High-Income             2017       2.04                0.20                6.68
     Bond Investment Option              2016       6.35                0.20               17.46
                                         2015       5.95                0.20              (7.48)
                                         2014       5.93                0.20                0.43
                                         2013       6.85                0.20                6.39

  American Funds                         2017       1.32         0.10 - 0.35       31.68 - 32.01
     International Investment Option     2016       1.39         0.10 - 0.35         3.17 - 3.43
                                         2015       1.53         0.10 - 0.35     (4.86) - (4.62)
                                         2014       1.44         0.10 - 0.35     (2.99) - (2.75)
                                         2013       1.72         0.10 - 0.25       21.33 - 21.51

  American Funds New World               2017       0.97         0.10 - 0.25       29.12 - 29.31
     Investment Option                   2016       0.75         0.15 - 0.25         4.99 - 5.10
                                         2015       0.59         0.15 - 0.25     (3.39) - (3.29)
                                         2014       1.07         0.15 - 0.25     (8.10) - (8.01)
                                         2013       1.36         0.15 - 0.25       11.10 - 11.21

  American Funds U.S.                    2017       1.29                0.20                1.39
     Government/AAA-Rated                2016       1.40                0.20                0.98
     Securities Investment Option        2015       1.58                0.20                1.39
                                         2014       1.19                0.20                4.81
                                         2013       0.74                0.20              (3.27)

  BHFTI BlackRock High Yield             2017       5.65       (0.01) - 0.14         7.92 - 8.08
     Investment Option                   2016       6.87       (0.01) - 0.14       14.10 - 14.28
                                         2015       9.10       (0.01) - 0.14     (3.87) - (3.73)
                                         2014       6.35       (0.01) - 0.14         3.27 - 3.42
                                         2013       5.89       (0.01) - 0.14         9.61 - 9.77

  BHFTI Brighthouse Asset                2017       1.14                0.20               22.69
     Allocation 100 Investment Option    2016       2.25                0.20                8.76
                                         2015       1.26                0.20              (2.20)
                                         2014       0.55         0.20 - 0.25         4.83 - 4.88
                                         2013       0.71         0.20 - 0.25       29.18 - 29.25

  BHFTI Brighthouse Small Cap            2017       0.86         0.10 - 0.25       11.42 - 11.59
     Value Investment Option             2016       1.06         0.15 - 0.25       30.93 - 31.06
                                         2015       0.09         0.15 - 0.25     (5.64) - (5.55)
                                         2014       0.04         0.15 - 0.25         1.46 - 1.56
                                         2013       0.94         0.15 - 0.25       32.12 - 32.25



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                UNITS         HIGHEST ($)     ASSETS ($)
                                            -------------  ----------------  ------------
  BHFTI Brighthouse/Aberdeen          2017     7,456,925        2.01 - 3.09    17,498,986
     Emerging Markets Equity          2016     7,350,730        1.56 - 2.41    13,517,457
     Investment Option                2015     5,755,017        1.40 - 2.16     9,786,724
                                      2014     5,280,530        1.63 - 2.50    10,704,206
                                      2013     2,555,160        1.74 - 2.38     4,455,744

  BHFTI Brighthouse/Eaton Vance       2017     5,081,814               1.33     6,773,605
     Floating Rate Investment Option
     (Commenced 4/28/2017)

  BHFTI                               2017       517,761               1.81       939,692
     Brighthouse/Wellington Large     2016       556,502               1.49       829,995
     Cap Research Investment Option   2015       500,594               1.38       690,797
                                      2014       561,996               1.32       743,967
                                      2013       785,368               1.17       916,841

  BHFTI Clarion Global Real           2017    10,254,553        3.33 - 4.41    39,496,578
     Estate Investment Option         2016    11,632,473        3.01 - 3.98    39,603,603
                                      2015    12,288,675        2.89 - 3.95    41,754,116
                                      2014    12,629,931        2.94 - 4.00    43,132,159
                                      2013     7,023,741        2.59 - 3.53    21,562,126

  BHFTI ClearBridge                   2017     8,240,422        1.51 - 2.75    21,378,415
     Aggressive Growth Investment     2016     8,269,187        1.28 - 2.32    17,913,337
     Option (Commenced 4/28/2014)     2015     9,165,740        1.24 - 2.26    19,327,934
                                      2014     9,290,751        1.29 - 2.35    19,922,131

  BHFTI Harris Oakmark                2017    13,700,455        2.39 - 2.99    34,101,370
     International Investment Option  2016    13,801,402        1.83 - 2.29    26,383,984
                                      2015    13,187,872        1.70 - 2.12    23,442,748
                                      2014    10,711,014        1.78 - 2.22    20,120,462
                                      2013     6,583,721        1.88 - 2.35    13,482,390

  BHFTI Invesco Small Cap             2017     3,944,278        3.75 - 3.80    14,867,339
     Growth Investment Option         2016     3,171,179        2.99 - 3.02     9,520,009
                                      2015     3,399,528        2.68 - 2.71     9,151,543
                                      2014     1,899,304        2.73 - 2.74     5,184,179
                                      2013     1,118,510        2.52 - 2.54     2,829,964

  BHFTI Loomis Sayles Global          2017     3,390,376        3.00 - 3.02    10,241,389
     Markets Investment Option        2016     3,507,785        2.44 - 2.46     8,608,428
                                      2015     4,205,890        2.33 - 2.34     9,848,702
                                      2014     4,377,314        2.30 - 2.31    10,121,912
                                      2013     2,288,705        2.22 - 2.23     5,092,929

  BHFTI MFS Research                  2017     1,681,507               2.08     3,498,832
     International Investment Option  2016     1,535,078               1.63     2,497,412
                                      2015     1,582,945               1.64     2,603,227
                                      2014     1,550,706               1.68     2,601,447
                                      2013     1,465,255               1.81     2,646,952

  BHFTI Morgan Stanley Mid            2017       556,702        3.21 - 3.26     1,812,467
     Cap Growth Investment Option     2016       590,700        2.27 - 2.31     1,362,014
                                      2015       693,671        2.50 - 2.52     1,744,879
                                      2014     2,131,961        2.61 - 2.65     5,620,952
                                      2013     2,260,234        2.59 - 2.62     5,893,672

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2017       1.26         0.15 - 0.25        28.27 - 28.40
     Emerging Markets Equity          2016       1.12         0.15 - 0.25        11.55 - 11.66
     Investment Option                2015       2.11         0.15 - 0.25    (13.87) - (13.79)
                                      2014       0.49         0.15 - 0.25      (6.47) - (6.37)
                                      2013       1.33         0.20 - 0.25      (5.04) - (4.99)

  BHFTI Brighthouse/Eaton Vance       2017         --                0.20                 2.37
     Floating Rate Investment Option
     (Commenced 4/28/2017)

  BHFTI                               2017       0.94                0.20                21.69
     Brighthouse/Wellington Large     2016       2.20                0.20                 8.08
     Cap Research Investment Option   2015       0.84                0.20                 4.24
                                      2014       0.75                0.20                13.40
                                      2013       1.39                0.20                33.90

  BHFTI Clarion Global Real           2017       3.77         0.10 - 0.25        10.70 - 10.86
     Estate Investment Option         2016       2.29         0.10 - 0.25          0.90 - 1.05
                                      2015       4.07         0.10 - 0.35      (1.57) - (1.33)
                                      2014       1.42         0.10 - 0.35        13.28 - 13.56
                                      2013       7.02         0.10 - 0.35          3.40 - 3.66

  BHFTI ClearBridge                   2017       0.96         0.15 - 0.20        18.46 - 18.52
     Aggressive Growth Investment     2016       0.67         0.15 - 0.20          2.78 - 2.83
     Option (Commenced 4/28/2014)     2015       0.40         0.15 - 0.25      (4.05) - (3.95)
                                      2014         --         0.15 - 0.35        13.48 - 13.63

  BHFTI Harris Oakmark                2017       1.85         0.15 - 0.25        30.46 - 30.59
     International Investment Option  2016       2.42         0.15 - 0.25          8.16 - 8.26
                                      2015       3.23         0.15 - 0.25      (4.55) - (4.45)
                                      2014       2.51         0.15 - 0.25      (5.76) - (5.66)
                                      2013       2.68         0.15 - 0.25        30.48 - 30.61

  BHFTI Invesco Small Cap             2017         --         0.10 - 0.20        25.36 - 25.48
     Growth Investment Option         2016         --         0.10 - 0.20        11.50 - 11.61
                                      2015       0.17         0.10 - 0.20      (1.62) - (1.52)
                                      2014         --         0.15 - 0.20          7.97 - 8.02
                                      2013       0.42         0.15 - 0.20        40.25 - 40.32

  BHFTI Loomis Sayles Global          2017       1.66         0.20 - 0.25        23.02 - 23.09
     Markets Investment Option        2016       1.87         0.20 - 0.25          4.76 - 4.82
                                      2015       1.82         0.20 - 0.25          1.22 - 1.27
                                      2014       2.40         0.20 - 0.25          3.50 - 3.55
                                      2013       2.52         0.20 - 0.25        17.05 - 17.11

  BHFTI MFS Research                  2017       1.63                0.20                27.90
     International Investment Option  2016       1.99                0.20               (1.07)
                                      2015       2.70                0.20               (1.97)
                                      2014       2.18                0.20               (7.13)
                                      2013       2.70                0.20                19.02

  BHFTI Morgan Stanley Mid            2017       0.35         0.10 - 0.20        40.08 - 40.22
     Cap Growth Investment Option     2016         --         0.15 - 0.25      (8.50) - (8.41)
                                      2015         --         0.15 - 0.20      (4.98) - (4.93)
                                      2014       0.06         0.15 - 0.25          1.03 - 1.13
                                      2013       0.76         0.15 - 0.25        38.96 - 39.09

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                               ---------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO          NET
                                                   UNITS         HIGHEST ($)     ASSETS ($)
                                               -------------  ----------------  ------------
  BHFTI Oppenheimer Global               2017       366,013        2.88 - 2.90     1,060,275
     Equity Investment Option            2016       265,520        2.11 - 2.12       563,711
                                         2015       458,345        2.11 - 2.12       972,768
                                         2014       429,013               2.05       877,807
                                         2013       452,529               2.01       908,317

  BHFTI PIMCO Inflation                  2017    17,577,428        1.84 - 1.86    32,409,280
     Protected Bond Investment Option    2016    18,934,741        1.77 - 1.80    33,651,038
                                         2015    13,918,024        1.66 - 1.71    23,540,876
                                         2014    15,316,442        1.71 - 1.76    26,748,360
                                         2013    18,010,325        1.66 - 1.71    30,554,008

  BHFTI T. Rowe Price Large              2017     1,304,795        2.64 - 3.33     3,469,490
     Cap Value Investment Option         2016     2,742,192        2.26 - 2.85     6,247,102
                                         2015     2,861,624        1.95 - 2.46     5,632,994
                                         2014     3,099,400        2.03 - 2.56     6,340,543
                                         2013     2,793,421               1.81     5,051,505

  BHFTI Victory Sycamore Mid             2017       619,107        1.87 - 1.88     1,164,489
     Cap Value Investment Option         2016     1,676,000        1.69 - 1.72     2,885,331
                                         2015     2,518,142        1.47 - 1.49     3,751,328
                                         2014     2,378,339        1.62 - 1.64     3,902,859
                                         2013     2,515,776               1.50     3,779,958

  BHFTII Baillie Gifford                 2017        43,123               2.24        96,594
     International Stock Investment      2016        44,311               1.66        73,588
     Option                              2015        45,123               1.58        71,256
                                         2014        45,291               1.61        73,104
                                         2013            24               1.67            39

  BHFTII BlackRock Bond                  2017    12,283,432               1.99    24,392,224
     Income Investment Option            2016    13,680,008               1.91    26,146,774
                                         2015    13,157,892               1.86    24,436,251
                                         2014    12,182,050               1.85    22,535,486
                                         2013       430,167               1.73       744,606

  BHFTII BlackRock Capital               2017       116,217               1.52       176,575
     Appreciation Investment Option      2016       148,696               1.14       169,026
                                         2015       234,371               1.14       266,721
                                         2014       369,117               1.07       396,039
                                         2013     1,429,574               0.99     1,411,332

  BHFTII BlackRock                       2017    44,410,453        1.22 - 1.31    57,045,388
     Ultra-Short Term Bond               2016    61,664,494        1.17 - 1.30    78,203,823
     Investment Option                   2015    75,222,026        1.17 - 1.30    95,876,673
                                         2014    80,160,023        1.17 - 1.30   102,364,163
                                         2013   107,092,068        1.17 - 1.31   137,737,900

  BHFTII Brighthouse Asset               2017       900,658               1.77     1,590,054
     Allocation 20 Investment Option     2016       219,572               1.65       363,235
                                         2015       308,978               1.59       489,966
                                         2014       237,970        1.59 - 1.60       380,346
                                         2013     1,085,394               1.53     1,656,739



                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               -------------  ----------------  ----------------
  BHFTI Oppenheimer Global               2017       0.81         0.20 - 0.25       36.39 - 36.46
     Equity Investment Option            2016       0.84         0.20 - 0.25       (0.02) - 0.03
                                         2015       0.99         0.20 - 0.25         3.68 - 3.73
                                         2014       0.84                0.20                1.94
                                         2013       1.88                0.20               15.51

  BHFTI PIMCO Inflation                  2017       1.83         0.10 - 0.20         3.60 - 3.70
     Protected Bond Investment Option    2016         --         0.10 - 0.20         4.96 - 5.06
                                         2015       5.17         0.10 - 0.35     (3.25) - (3.01)
                                         2014       1.77         0.10 - 0.35         2.82 - 3.07
                                         2013       2.05         0.10 - 0.35     (9.30) - (9.07)

  BHFTI T. Rowe Price Large              2017       1.51         0.20 - 0.25       16.66 - 16.83
     Cap Value Investment Option         2016       2.68         0.20 - 0.25       15.65 - 15.83
                                         2015       1.49         0.20 - 0.25     (3.83) - (3.68)
                                         2014       1.12         0.20 - 0.25       10.10 - 13.05
                                         2013       1.21                0.20               33.51

  BHFTI Victory Sycamore Mid             2017       0.84         0.20 - 0.25         9.20 - 9.26
     Cap Value Investment Option         2016       0.71         0.20 - 0.35       15.10 - 15.27
                                         2015       0.46         0.20 - 0.35     (9.30) - (9.16)
                                         2014       0.47         0.20 - 0.35         9.26 - 9.42
                                         2013       0.68                0.20               30.04

  BHFTII Baillie Gifford                 2017       1.21                0.20               34.88
     International Stock Investment      2016       1.62                0.20                5.17
     Option                              2015       1.71                0.20              (2.17)
                                         2014       0.01                0.20              (3.30)
                                         2013       3.26                0.20               15.31

  BHFTII BlackRock Bond                  2017       2.95                0.20                3.90
     Income Investment Option            2016       3.23                0.20                2.92
                                         2015       3.63                0.20                0.39
                                         2014       2.57                0.20                6.87
                                         2013       4.06                0.20              (0.96)

  BHFTII BlackRock Capital               2017       0.11                0.20               33.66
     Appreciation Investment Option      2016         --                0.20              (0.11)
                                         2015         --                0.20                6.07
                                         2014       0.05                0.20                8.68
                                         2013       0.80                0.20               33.95

  BHFTII BlackRock                       2017       0.37         0.10 - 0.25         0.64 - 0.79
     Ultra-Short Term Bond               2016       0.08         0.10 - 0.35         0.00 - 0.25
     Investment Option                   2015         --         0.10 - 0.35     (0.35) - (0.10)
                                         2014         --         0.10 - 0.35     (0.35) - (0.10)
                                         2013         --         0.10 - 0.35     (0.35) - (0.10)

  BHFTII Brighthouse Asset               2017       2.32                0.20                6.72
     Allocation 20 Investment Option     2016       3.12                0.20                4.32
                                         2015       2.17                0.20              (0.78)
                                         2014       0.25         0.20 - 0.25         4.21 - 4.26
                                         2013       2.42         0.20 - 0.25         4.03 - 4.08



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ----------------  ------------
  BHFTII Brighthouse Asset            2017       453,118              1.94       879,154
     Allocation 40 Investment Option  2016       168,394              1.76       295,888
                                      2015       205,311              1.66       340,735
                                      2014       212,451       1.67 - 1.68       357,122
                                      2013     1,617,849       1.60 - 1.61     2,588,009

  BHFTII Brighthouse Asset            2017     1,226,413              2.10     2,576,170
     Allocation 60 Investment Option  2016     1,095,276              1.83     2,009,316
                                      2015     2,855,199              1.72     4,900,266
                                      2014     3,667,036       1.73 - 1.74     6,387,148
                                      2013     7,075,938       1.65 - 1.66    11,737,362

  BHFTII Brighthouse Asset            2017       133,174              2.20       293,242
     Allocation 80 Investment Option  2016       193,790              1.85       358,817
                                      2015       204,831              1.72       351,412
                                      2014       204,585       1.74 - 1.75       357,760
                                      2013     1,691,470       1.66 - 1.67     2,805,611

  BHFTII Brighthouse/                 2017       858,756       2.22 - 2.41     1,914,389
     Wellington Balanced              2016       787,417       1.93 - 2.10     1,532,837
     Investment Option                2015       621,100       1.81 - 1.96     1,137,034
                                      2014       439,166       1.77 - 1.92       790,382
                                      2013       422,460       1.60 - 1.74       701,355

  BHFTII Brighthouse/                 2017       127,674              8.62     1,100,033
     Wellington Core                  2016       139,757              7.25     1,013,330
     Equity Opportunities
     Investment Option
     (Commenced 4/29/2013 and
     began transactions in 2016)

  BHFTII Frontier Mid Cap             2017     1,951,129       1.41 - 2.18     2,904,528
     Growth Investment Option         2016     2,178,407       1.13 - 1.74     2,588,370
                                      2015     2,887,218       1.07 - 1.66     3,230,855
                                      2014     3,025,355       1.05 - 1.62     3,299,860
                                      2013     3,131,215       0.95 - 1.46     3,081,873

  BHFTII Jennison Growth              2017    13,196,435       3.62 - 3.71    48,346,437
     Investment Option                2016    13,174,410       2.64 - 2.70    35,191,839
                                      2015    14,571,526       2.65 - 2.70    38,939,716
                                      2014    15,031,099       2.40 - 2.44    36,318,921
                                      2013    13,719,416       2.20 - 2.24    30,443,959

  BHFTII MetLife Aggregate            2017     3,635,751       2.23 - 2.29     8,263,051
     Bond Index Investment Option     2016     3,710,568       2.18 - 2.22     8,176,495
                                      2015     3,532,216       2.14 - 2.17     7,623,948
                                      2014     3,220,816       2.14 - 2.17     6,941,913
                                      2013       701,179       2.02 - 2.04     1,424,446

  BHFTII MetLife Mid Cap              2017     7,274,531       4.47 - 4.62    33,427,967
     Stock Index Investment Option    2016     6,975,660       3.86 - 3.99    27,688,229
                                      2015     6,200,889       3.30 - 3.32    20,498,025
                                      2014     2,871,452       3.38 - 3.41     9,758,412
                                      2013     2,608,936       3.10 - 3.12     8,110,329

                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  BHFTII Brighthouse Asset            2017      1.71                 0.20               10.42
     Allocation 40 Investment Option  2016      3.56                 0.20                5.88
                                      2015      0.27                 0.20              (1.27)
                                      2014      1.15          0.20 - 0.25         4.66 - 4.72
                                      2013      2.41          0.20 - 0.25       10.65 - 10.70

  BHFTII Brighthouse Asset            2017      1.64                 0.20               14.50
     Allocation 60 Investment Option  2016      3.74                 0.20                6.89
                                      2015      0.51                 0.20              (1.46)
                                      2014      2.00          0.20 - 0.25         4.79 - 4.84
                                      2013      1.41          0.20 - 0.25       17.69 - 17.75

  BHFTII Brighthouse Asset            2017      1.41                 0.20               18.92
     Allocation 80 Investment Option  2016      2.54                 0.20                7.92
                                      2015      0.34                 0.20              (1.89)
                                      2014      0.62          0.20 - 0.25         4.96 - 5.02
                                      2013      1.46          0.20 - 0.25       24.00 - 24.06

  BHFTII Brighthouse/                 2017      1.99          0.20 - 0.25       14.85 - 14.91
     Wellington Balanced              2016      2.82          0.20 - 0.25         6.73 - 6.78
     Investment Option                2015      2.03          0.20 - 0.25         2.32 - 2.37
                                      2014      2.40          0.20 - 0.25       10.28 - 10.33
                                      2013      2.61          0.20 - 0.25       20.29 - 20.35

  BHFTII Brighthouse/                 2017      1.54                 0.20               18.83
     Wellington Core                  2016      1.46                 0.20                2.19
     Equity Opportunities
     Investment Option
     (Commenced 4/29/2013 and
     began transactions in 2016)

  BHFTII Frontier Mid Cap             2017        --          0.20 - 0.25       24.82 - 24.89
     Growth Investment Option         2016        --          0.20 - 0.25         5.03 - 5.08
                                      2015        --          0.20 - 0.25         2.52 - 2.57
                                      2014        --          0.20 - 0.25       10.78 - 10.83
                                      2013      1.04          0.20 - 0.25       32.30 - 32.36

  BHFTII Jennison Growth              2017      0.30          0.10 - 0.25       36.98 - 37.19
     Investment Option                2016      0.30          0.10 - 0.25       (0.08) - 0.07
                                      2015      0.28          0.10 - 0.25       10.51 - 10.67
                                      2014      0.26          0.10 - 0.25         8.78 - 8.95
                                      2013      0.41          0.10 - 0.25       36.66 - 36.86

  BHFTII MetLife Aggregate            2017      2.31          0.10 - 0.25         3.00 - 3.16
     Bond Index Investment Option     2016      2.49          0.10 - 0.20         2.14 - 2.25
                                      2015      2.54          0.10 - 0.20         0.05 - 0.15
                                      2014      1.77          0.10 - 0.20         5.60 - 5.70
                                      2013        --          0.15 - 0.20     (2.52) - (2.47)

  BHFTII MetLife Mid Cap              2017      1.37          0.15 - 0.35       15.54 - 15.78
     Stock Index Investment Option    2016      1.26          0.15 - 0.35       20.01 - 20.25
                                      2015      0.90          0.15 - 0.20     (2.55) - (2.50)
                                      2014      1.09          0.15 - 0.20         9.27 - 9.33
                                      2013      1.05          0.15 - 0.20       32.88 - 32.95

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                             UNITS         HIGHEST ($)     ASSETS ($)
                                         -------------  ----------------  ------------
  BHFTII MetLife MSCI EAFE         2017     9,251,354        2.26 - 2.30    21,051,332
     Index Investment Option       2016     7,461,074        1.81 - 1.84    13,623,391
                                   2015     5,892,112        1.79 - 1.82    10,633,761
                                   2014     4,310,421        1.81 - 1.84     7,881,181
                                   2013     1,292,798        1.93 - 1.96     2,518,688

  BHFTII MetLife Russell 2000      2017    10,565,498        3.16 - 4.24    35,071,002
     Index Investment Option       2016    11,796,746        2.76 - 3.71    33,984,260
                                   2015    12,701,679        2.28 - 3.06    30,215,735
                                   2014    12,811,697        2.39 - 3.21    31,784,415
                                   2013    10,217,666        2.28 - 3.06    27,507,750

  BHFTII MetLife Stock Index       2017     5,379,437        3.71 - 3.74    20,093,005
     Investment Option             2016     6,200,054        3.06 - 3.08    19,091,012
                                   2015     6,690,905        2.75 - 2.77    18,481,370
                                   2014     7,270,628        2.72 - 2.74    19,889,847
                                   2013     6,738,260        2.41 - 2.42    16,287,194

  BHFTII MFS Total Return          2017     8,427,633        2.58 - 3.06    24,836,481
     Investment Option             2016     7,817,590        2.30 - 2.74    20,556,652
                                   2015     8,269,354        2.11 - 2.52    20,062,579
                                   2014     8,767,622        2.12 - 2.53    21,309,323
                                   2013    12,330,018        1.96 - 2.34    28,169,711

  BHFTII MFS Value II Investment   2017     3,560,804        2.42 - 2.43     8,667,395
     Option                        2016     3,397,931               2.27     7,716,122
                                   2015     3,619,253               1.93     6,969,771
                                   2014     3,856,667               2.06     7,927,890
                                   2013     3,378,816               1.88     6,340,854

  BHFTII MFS Value Investment      2017    14,507,074        3.51 - 4.25    54,691,869
     Option                        2016    14,271,933        2.98 - 3.61    45,452,354
                                   2015    14,854,413        2.60 - 3.17    41,477,932
                                   2014    15,514,654        2.61 - 3.18    43,203,992
                                   2013    14,790,571        2.36 - 2.88    37,436,118

  BHFTII Neuberger Berman          2017       786,346               3.22     2,532,432
     Genesis Investment Option     2016         1,620               2.79         4,517
     (Commenced 4/29/2013)         2015        94,054               2.35       221,369
                                   2014       110,918               2.34       260,072
                                   2013       182,232               2.35       428,093

  BHFTII T. Rowe Price Large       2017       878,085               2.73     2,396,737
     Cap Growth Investment Option  2016     1,121,610               2.05     2,298,226
                                   2015     1,445,365               2.02     2,922,776
                                   2014     1,526,675               1.83     2,799,122
                                   2013     2,141,302               1.69     3,614,841

  BHFTII Western Asset             2017       125,193               2.96       370,328
     Management Strategic Bond     2016       154,900               2.74       424,221
     Opportunities Investment Option
     (Commenced 4/27/2016)



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  BHFTII MetLife MSCI EAFE         2017       2.62         0.10 - 0.20       24.65 - 24.78
     Index Investment Option       2016       2.67         0.10 - 0.20         1.14 - 1.24
                                   2015       3.27         0.10 - 0.20     (1.29) - (1.19)
                                   2014       1.90         0.10 - 0.20     (6.19) - (6.10)
                                   2013       2.41         0.10 - 0.20       21.62 - 21.74

  BHFTII MetLife Russell 2000      2017       1.20         0.10 - 0.35       14.27 - 14.55
     Index Investment Option       2016       1.39         0.10 - 0.35       20.86 - 21.16
                                   2015       1.22         0.10 - 0.35     (4.61) - (4.37)
                                   2014       1.20         0.10 - 0.35         4.67 - 4.93
                                   2013       1.57         0.10 - 0.35       38.07 - 38.42

  BHFTII MetLife Stock Index       2017       1.75         0.18 - 0.23       21.26 - 21.32
     Investment Option             2016       2.01         0.18 - 0.23       11.42 - 11.47
                                   2015       1.72         0.18 - 0.23         0.93 - 0.98
                                   2014       1.77         0.18 - 0.23       13.10 - 13.16
                                   2013       2.02         0.18 - 0.23       31.71 - 31.78

  BHFTII MFS Total Return          2017       2.46         0.10 - 0.25       11.94 - 12.11
     Investment Option             2016       2.72         0.10 - 0.25         8.70 - 8.87
                                   2015       2.40         0.10 - 0.25     (0.60) - (0.45)
                                   2014       1.99         0.10 - 0.25         8.15 - 8.31
                                   2013       2.32         0.10 - 0.25       18.46 - 18.64

  BHFTII MFS Value II Investment   2017       2.46         0.15 - 0.20         7.14 - 7.19
     Option                        2016       1.41                0.15               17.92
                                   2015       1.52                0.15              (6.32)
                                   2014       1.02                0.15                9.54
                                   2013       1.17                0.15               31.55

  BHFTII MFS Value Investment      2017       2.01         0.15 - 0.25       17.71 - 17.82
     Option                        2016       2.31         0.15 - 0.25       14.10 - 14.22
                                   2015       2.66         0.15 - 0.25     (0.40) - (0.30)
                                   2014       1.65         0.15 - 0.25       10.53 - 10.64
                                   2013       1.64         0.15 - 0.25       35.39 - 35.53

  BHFTII Neuberger Berman          2017       0.45                0.20               15.52
     Genesis Investment Option     2016       0.69                0.20               18.45
     (Commenced 4/29/2013)         2015       0.45                0.20                0.38
                                   2014       0.33                0.20              (0.19)
                                   2013         --                0.20               26.07

  BHFTII T. Rowe Price Large       2017       0.08                0.20               33.21
     Cap Growth Investment Option  2016         --                0.20                1.33
                                   2015         --                0.20               10.29
                                   2014         --                0.20                8.61
                                   2013       0.05                0.20               38.49

  BHFTII Western Asset             2017       3.75                0.20                8.01
     Management Strategic Bond     2016       1.40                0.20                4.75
     Opportunities Investment Option
     (Commenced 4/27/2016)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII Western Asset            2017     2,769,982             2.01      5,568,386
     Management U.S. Government   2016     3,402,602             1.97      6,713,665
     Investment Option            2015     4,106,805             1.95      8,004,441
                                  2014     4,756,151             1.94      9,221,973
                                  2013       870,152             1.89      1,641,887

  Delaware VIP Small Cap          2017     4,826,863      5.05 - 6.79     31,919,794
     Value Investment Option      2016     5,784,654      4.52 - 6.07     33,697,900
                                  2015     6,259,601      3.45 - 4.63     27,829,596
                                  2014     6,290,797      3.70 - 4.95     29,853,059
                                  2013     4,240,965      3.50 - 4.68     18,825,375

  Dreyfus VIF Appreciation        2017       339,057      2.51 - 2.60        870,538
     Investment Option            2016       346,726      1.97 - 2.05        697,171
                                  2015       379,865      1.83 - 1.90        709,965
                                  2014       416,877      1.88 - 1.96        802,447
                                  2013       554,539      1.74 - 1.81        985,412

  Dreyfus VIF International       2017       602,874             1.71      1,028,492
     Value Investment Option      2016       630,678             1.33        838,856
                                  2015           953             1.35          1,288
                                  2014           374             1.39            521

  Dreyfus VIF Opportunistic       2017       664,271             2.36      1,566,065
     Small Cap Investment Option  2016       736,057             1.89      1,394,592
                                  2015       629,215             1.62      1,020,363
                                  2014       625,183             1.66      1,039,522
                                  2013       891,089             1.64      1,461,319

  Fidelity VIP Contrafund         2017     8,729,881      2.95 - 3.75     29,820,908
     Investment Option            2016     8,190,938      2.43 - 3.09     23,002,729
                                  2015    13,929,061      2.25 - 2.87     35,520,831
                                  2014    12,722,196      2.25 - 2.86     32,505,955
                                  2013    22,766,997      2.01 - 2.56     49,125,286

  Fidelity VIP Equity-Income      2017       100,240             7.69        770,739
     Investment Option            2016       105,870             6.82        722,494
                                  2015       107,999             5.79        625,757
                                  2014       108,712      5.98 - 6.05        657,200
                                  2013       139,869      5.51 - 5.57        771,580

  Fidelity VIP Freedom 2010       2017       130,584      2.07 - 2.09        272,604
     Investment Option            2016       188,751      1.84 - 1.85        348,117
                                  2015       380,046      1.75 - 1.76        667,231
                                  2014       338,936      1.76 - 1.77        598,202
                                  2013       157,370             1.69        266,195

  Fidelity VIP Freedom 2015       2017       339,858             2.19        745,292
     Investment Option            2016       375,031             1.91        715,960
                                  2015       255,245             1.81        460,993
                                  2014       298,930             1.82        542,774
                                  2013       298,023             1.74        517,869



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII Western Asset            2017       2.58                0.05                1.88
     Management U.S. Government   2016       2.56                0.05                1.23
     Investment Option            2015       2.26                0.05                0.52
                                  2014       1.48                0.05                2.76
                                  2013       2.74                0.05              (0.79)

  Delaware VIP Small Cap          2017       1.00         0.10 - 0.35       11.66 - 11.94
     Value Investment Option      2016       0.99         0.10 - 0.35       30.95 - 31.27
                                  2015       0.72         0.10 - 0.35     (6.55) - (6.31)
                                  2014       0.54         0.10 - 0.35         5.49 - 5.76
                                  2013       0.72         0.10 - 0.35       33.04 - 33.37

  Dreyfus VIF Appreciation        2017       1.31         0.20 - 0.25       27.01 - 27.08
     Investment Option            2016       1.65         0.20 - 0.25         7.63 - 7.69
                                  2015       1.71         0.20 - 0.25     (2.71) - (2.66)
                                  2014       1.85         0.20 - 0.25         7.82 - 7.88
                                  2013       1.97         0.20 - 0.25       20.80 - 20.86

  Dreyfus VIF International       2017       1.45                0.20               28.26
     Value Investment Option      2016       0.01                0.20              (1.64)
                                  2015       1.25                0.20              (2.91)
                                  2014         --                0.20              (9.50)

  Dreyfus VIF Opportunistic       2017         --                0.20               24.43
     Small Cap Investment Option  2016         --                0.20               16.84
                                  2015         --                0.20              (2.47)
                                  2014         --                0.20                1.39
                                  2013         --                0.20               48.25

  Fidelity VIP Contrafund         2017       0.81         0.10 - 0.25       21.34 - 21.57
     Investment Option            2016       0.53         0.10 - 0.25         7.51 - 7.74
                                  2015       0.87         0.10 - 0.25         0.21 - 0.42
                                  2014       0.71         0.10 - 0.35       11.26 - 11.72
                                  2013       0.97         0.10 - 0.35       30.50 - 30.96

  Fidelity VIP Equity-Income      2017       1.72                0.20               12.67
     Investment Option            2016       2.37                0.20               17.78
                                  2015       3.22                0.20              (4.16)
                                  2014       7.43         0.20 - 0.25         8.45 - 8.50
                                  2013       0.01         0.20 - 0.25       27.83 - 27.89

  Fidelity VIP Freedom 2010       2017       0.85         0.20 - 0.25       12.80 - 12.85
     Investment Option            2016       0.85         0.20 - 0.25         5.19 - 5.24
                                  2015       1.81         0.20 - 0.25     (0.54) - (0.49)
                                  2014       1.79         0.20 - 0.25         4.27 - 4.32
                                  2013       2.64         0.20 - 0.25       13.20 - 13.26

  Fidelity VIP Freedom 2015       2017       1.51                0.20               14.87
     Investment Option            2016       1.89                0.20                5.70
                                  2015       1.85                0.20              (0.53)
                                  2014       1.86                0.20                4.49
                                  2013       5.16                0.20               14.18



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                           --------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  Fidelity VIP Freedom 2020          2017     1,176,295             2.25      2,641,128
     Investment Option               2016     1,282,623             1.93      2,474,466
                                     2015     1,130,034             1.82      2,058,454
                                     2014     1,044,594             1.83      1,911,828
                                     2013       497,644      1.74 - 1.75        870,612

  Fidelity VIP Freedom 2025          2017       826,463             2.39      1,977,818
     Investment Option               2016       747,967             2.03      1,521,304
                                     2015       353,045             1.92        677,593
                                     2014       319,921             1.93        616,384
                                     2013       229,446             1.84        421,604

  Fidelity VIP Freedom 2030          2017     1,428,704             2.41      3,439,104
     Investment Option               2016     1,090,289             1.99      2,174,030
                                     2015       443,819             1.87        831,786
                                     2014       344,365             1.88        648,217
                                     2013       321,024      1.79 - 1.80        576,904

  Fidelity VIP Government            2017    35,496,587      1.16 - 1.21     42,289,869
     Money Market Investment Option  2016    43,251,059      1.16 - 1.19     51,313,411
     (Commenced 4/27/2016)

  Fidelity VIP Growth &              2017        10,611             2.45         25,982
     Income Investment Option        2016         8,360             2.10         17,589
                                     2015         6,737             1.82         12,265
                                     2014        58,998             1.87        110,420
                                     2013        55,706             1.70         94,775

  Fidelity VIP High Income           2017        40,729             3.39        137,869
     Investment Option               2016        45,976             3.17        145,832
                                     2015        45,213             2.77        125,381
                                     2014        42,970             2.88        123,894
                                     2013         3,463             2.86          9,889

  Fidelity VIP Index 500             2017    41,943,077      3.82 - 3.97    164,295,288
     Investment Option               2016    44,420,490      3.15 - 3.26    143,232,374
                                     2015    43,892,246      2.83 - 2.92    126,777,197
                                     2014    44,925,244      2.80 - 2.88    128,275,605
                                     2013    27,558,878      2.50 - 2.54     69,517,433

  Fidelity VIP Investment            2017    24,311,365      1.73 - 1.75     42,164,829
     Grade Bond Investment Option    2016    23,279,554      1.66 - 1.68     38,751,502
                                     2015    28,049,976      1.59 - 1.61     44,770,274
                                     2014    13,043,247      1.61 - 1.62     21,073,793
                                     2013     7,447,819      1.52 - 1.53     11,373,631

  Fidelity VIP Mid Cap               2017     1,497,783      4.84 - 5.06      7,548,858
     Investment Option               2016     1,668,309      4.03 - 4.21      6,982,825
                                     2015     4,868,437      3.61 - 3.77     18,255,237
                                     2014     6,932,598      3.68 - 3.84     26,519,096
                                     2013     6,754,279      3.48 - 3.63     24,413,401



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Fidelity VIP Freedom 2020          2017       1.50                0.20               16.38
     Investment Option               2016       1.43                0.20                5.91
                                     2015       1.88                0.20              (0.47)
                                     2014       2.86                0.20                4.62
                                     2013       2.14         0.20 - 0.25       15.72 - 15.78

  Fidelity VIP Freedom 2025          2017       1.57                0.20               17.66
     Investment Option               2016       2.25                0.20                5.97
                                     2015       2.00                0.20              (0.38)
                                     2014       1.89                0.20                4.85
                                     2013       2.41                0.20               19.71

  Fidelity VIP Freedom 2030          2017       1.50                0.20               20.72
     Investment Option               2016       2.07                0.20                6.39
                                     2015       2.04                0.20              (0.44)
                                     2014       1.62                0.20                4.75
                                     2013       1.47         0.20 - 0.25       21.36 - 21.42

  Fidelity VIP Government            2017       0.67         0.10 - 0.35         0.32 - 0.57
     Money Market Investment Option  2016       0.16         0.20 - 0.35       (0.08) - 0.02
     (Commenced 4/27/2016)

  Fidelity VIP Growth &              2017       1.18                0.20               16.38
     Income Investment Option        2016       1.74                0.20               15.58
                                     2015       0.92                0.20              (2.73)
                                     2014       1.63                0.20               10.01
                                     2013       1.74                0.20               32.98

  Fidelity VIP High Income           2017       5.28                0.20                6.72
     Investment Option               2016       5.52                0.20               14.38
                                     2015       6.71                0.20              (3.82)
                                     2014      30.37                0.20                0.95
                                     2013       6.62                0.20                5.74

  Fidelity VIP Index 500             2017       1.81         0.10 - 0.35       21.29 - 21.59
     Investment Option               2016       1.52         0.10 - 0.35       11.47 - 11.75
                                     2015       2.05         0.10 - 0.35         0.98 - 1.23
                                     2014       1.88         0.10 - 0.35       13.17 - 13.46
                                     2013       1.97         0.10 - 0.25       31.91 - 32.11

  Fidelity VIP Investment            2017       2.31         0.10 - 0.20         3.95 - 4.05
     Grade Bond Investment Option    2016       2.32         0.10 - 0.20         4.42 - 4.52
                                     2015       2.56         0.10 - 0.20     (0.90) - (0.80)
                                     2014       3.67         0.10 - 0.20         5.54 - 5.65
                                     2013       2.39         0.15 - 0.20     (2.09) - (2.04)

  Fidelity VIP Mid Cap               2017       0.49         0.20 - 0.35       20.12 - 20.30
     Investment Option               2016       0.29         0.10 - 0.35       11.53 - 11.81
                                     2015       0.20         0.10 - 0.35     (1.97) - (1.73)
                                     2014       0.02         0.10 - 0.35         5.66 - 5.93
                                     2013       0.27         0.10 - 0.35       35.39 - 35.73



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                          ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                          -------------  ----------------  ------------
  Fidelity VIP Overseas             2017        827,070       2.12 - 2.14     1,763,590
     Investment Option              2016        923,378       1.64 - 1.65     1,518,008
                                    2015      1,055,682       1.73 - 1.74     1,837,289
                                    2014      2,382,973       1.68 - 1.69     4,027,603
                                    2013      2,438,258       1.84 - 1.85     4,502,958

  FTVIPT Franklin Mutual            2017         16,002              3.12        49,930
     Global Discovery VIP           2016         10,813              2.88        31,131
     Investment Option              2015         26,905              2.57        69,187
                                    2014         44,991              2.67       120,320
                                    2013          3,544              2.53         8,983

  FTVIPT Franklin Small-Mid         2017        916,859              1.93     1,769,476
     Cap Growth VIP Investment      2016      1,085,702              1.59     1,729,439
     Option                         2015      1,354,576              1.53     2,075,506
                                    2014      1,508,773              1.58     2,379,625
                                    2013      2,856,542              1.47     4,200,464

  FTVIPT Templeton Developing       2017        257,223              4.18     1,076,396
     Markets VIP Investment Option  2016        247,483              2.99       739,068
                                    2015        434,405              2.55     1,106,836
                                    2014        610,038              3.18     1,937,178
                                    2013        777,882              3.47     2,701,819

  FTVIPT Templeton Foreign          2017      6,222,650       2.18 - 2.25    13,905,400
     VIP Investment Option          2016      5,978,946       1.88 - 1.93    11,474,148
                                    2015      6,780,948       1.76 - 1.81    12,173,867
                                    2014      6,502,861       1.89 - 1.94    12,513,335
                                    2013      6,364,237       2.13 - 2.18    13,801,374

  FTVIPT Templeton Global           2017     10,906,756       2.44 - 2.47    26,684,997
     Bond VIP Investment Option     2016      9,149,275       2.35 - 2.41    21,927,902
                                    2015      9,804,801       2.28 - 2.34    22,803,547
                                    2014     11,589,831       2.39 - 2.44    28,149,551
                                    2013      8,664,961       2.37 - 2.39    20,626,283

  Invesco V.I. Comstock             2017        243,404              3.55       864,279
     Investment Option              2016        246,438              3.03       745,737
     (Commenced 4/30/1999 and       2015        252,105              2.59       653,416
     began transactions in 2014)    2014        254,731              2.77       705,228

  Invesco V.I. International        2017     13,646,519       2.39 - 2.44    32,975,367
     Growth Investment Option       2016     14,379,111       1.95 - 1.99    28,286,728
                                    2015     13,948,246       1.96 - 2.00    27,614,745
                                    2014     13,220,705       2.02 - 2.05    26,857,356
                                    2013     16,142,463       2.02 - 2.04    32,694,293

  Janus Henderson Enterprise        2017      2,580,081     11.46 - 11.89    30,271,465
     Investment Option              2016      2,833,049       9.04 - 9.36    26,151,479
                                    2015      1,619,531       8.17 - 8.27    13,325,201
                                    2014      1,274,455       7.89 - 7.98    10,132,331
                                    2013      1,340,920       7.05 - 7.12     9,522,990



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity VIP Overseas             2017       1.24         0.20 - 0.25        29.66 - 29.73
     Investment Option              2016       1.28         0.20 - 0.25      (5.50) - (5.46)
                                    2015       0.69         0.20 - 0.25          3.04 - 3.09
                                    2014       1.14         0.20 - 0.25      (8.53) - (8.48)
                                    2013       1.07         0.20 - 0.25        29.84 - 29.91

  FTVIPT Franklin Mutual            2017       1.83                0.20                 8.38
     Global Discovery VIP           2016       1.78                0.20                11.95
     Investment Option              2015       2.87                0.20               (3.84)
                                    2014       2.24                0.20                 5.50
                                    2013       2.27                0.20                27.36

  FTVIPT Franklin Small-Mid         2017         --                0.20                21.16
     Cap Growth VIP Investment      2016         --                0.20                 3.96
     Option                         2015         --                0.20               (2.85)
                                    2014         --                0.20                 7.26
                                    2013         --                0.20                37.88

  FTVIPT Templeton Developing       2017       0.98                0.20                40.13
     Markets VIP Investment Option  2016       0.93                0.20                17.21
                                    2015       2.22                0.20              (19.76)
                                    2014       1.52                0.20               (8.57)
                                    2013       2.29                0.20               (1.12)

  FTVIPT Templeton Foreign          2017       2.57         0.15 - 0.35        16.29 - 16.52
     VIP Investment Option          2016       2.00         0.15 - 0.35          6.80 - 7.01
                                    2015       3.28         0.15 - 0.35      (6.82) - (6.63)
                                    2014       1.84         0.15 - 0.35    (11.44) - (11.26)
                                    2013       2.41         0.15 - 0.35        22.54 - 22.79

  FTVIPT Templeton Global           2017         --         0.10 - 0.20          1.95 - 2.05
     Bond VIP Investment Option     2016         --         0.15 - 0.35          2.85 - 3.05
                                    2015       7.55         0.15 - 0.35      (4.44) - (4.24)
                                    2014       5.28         0.15 - 0.35          1.76 - 1.97
                                    2013       4.83         0.15 - 0.25          1.63 - 1.74

  Invesco V.I. Comstock             2017       1.98                0.20                17.34
     Investment Option              2016       1.33                0.20                16.75
     (Commenced 4/30/1999 and       2015       1.69                0.20               (6.38)
     began transactions in 2014)    2014         --                0.20                 8.88

  Invesco V.I. International        2017       1.40         0.10 - 0.25        22.70 - 22.88
     Growth Investment Option       2016       1.43         0.10 - 0.25      (0.70) - (0.55)
                                    2015       1.53         0.10 - 0.25      (2.59) - (2.44)
                                    2014       1.59         0.10 - 0.25          0.08 - 0.23
                                    2013       1.21         0.10 - 0.25        18.72 - 18.89

  Janus Henderson Enterprise        2017       0.15         0.10 - 0.25        26.77 - 26.96
     Investment Option              2016       0.03         0.10 - 0.25        11.82 - 11.99
                                    2015       0.52         0.15 - 0.20          3.56 - 3.61
                                    2014       0.03         0.15 - 0.20        12.02 - 12.07
                                    2013       0.38         0.15 - 0.20        31.77 - 31.84



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                               UNITS         HIGHEST ($)     ASSETS ($)
                                           -------------  ----------------  ------------
  Janus Henderson Global             2017       586,254               1.23       719,084
     Research Investment Option      2016       605,458               0.97       587,394
                                     2015       875,522               0.95       835,905
                                     2014       953,688               0.98       936,060
                                     2013     1,039,250               0.92       953,601

  Janus Henderson Global             2017     5,846,412        1.59 - 3.00    12,463,922
     Technology Investment Option    2016     5,068,225        1.10 - 2.07     7,340,148
                                     2015     5,144,720        0.97 - 1.82     6,535,387
                                     2014     7,923,468        0.93 - 1.74     8,785,526
                                     2013     6,945,675        0.85 - 1.60     7,015,424

  Janus Henderson Mid Cap            2017     2,929,815        3.87 - 3.93    11,443,094
     Value Investment Option         2016     3,054,765        3.42 - 3.44    10,504,028
                                     2015     3,240,657        2.88 - 2.90     9,399,377
                                     2014     4,067,750        2.98 - 3.03    12,266,309
                                     2013     5,729,739        2.76 - 2.80    15,962,918

  Janus Henderson Overseas           2017     1,269,263        6.50 - 6.60     8,375,017
     Investment Option               2016     1,192,162        4.98 - 5.05     6,022,714
                                     2015     1,124,428        5.35 - 5.42     6,097,975
                                     2014     1,153,521        5.88 - 5.96     6,870,052
                                     2013     1,063,469        6.71 - 6.79     7,216,376

  LMPVET ClearBridge Variable        2017       357,780               3.64     1,301,044
     Aggressive Growth Investment    2016       410,328               3.13     1,285,679
     Option                          2015       496,718               3.10     1,540,946
                                     2014     1,561,850               3.16     4,940,672
                                     2013     1,561,722               2.63     4,111,627

  LMPVET ClearBridge Variable        2017           237               2.78           658
     Appreciation Investment Option  2016        11,633               2.33        27,113
                                     2015        11,351               2.13        24,151
                                     2014        10,704               2.10        22,461
                                     2013         9,975               1.89        18,895

  LMPVET ClearBridge Variable        2017       213,094               3.04       646,862
     Dividend Strategy Investment    2016       200,098               2.55       510,703
     Option                          2015       267,837               2.22       595,678
                                     2014       254,427               2.33       592,475
                                     2013       749,098               2.05     1,538,470

  LMPVET ClearBridge Variable        2017       515,739               2.51     1,292,678
     Large Cap Growth Investment     2016       594,412               2.00     1,187,022
     Option                          2015     1,323,296               1.86     2,465,574
                                     2014     1,647,444               1.70     2,801,388
                                     2013     2,417,134               1.49     3,612,955

  LMPVET ClearBridge Variable        2017     1,121,425        3.04 - 3.34     3,486,853
     Large Cap Value Investment      2016     1,172,551        2.65 - 2.91     3,171,264
     Option                          2015     1,124,132        2.35 - 2.59     2,684,770
                                     2014     1,263,946        2.43 - 2.67     3,116,652
                                     2013     1,332,127        2.18 - 2.39     2,952,656



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Henderson Global             2017       0.70                0.20                26.43
     Research Investment Option      2016       0.94                0.20                 1.61
                                     2015       0.52                0.20               (2.73)
                                     2014       0.97                0.20                 6.97
                                     2013       1.14                0.20                27.82

  Janus Henderson Global             2017         --         0.10 - 0.20        44.62 - 44.77
     Technology Investment Option    2016       0.10         0.10 - 0.20        13.62 - 13.74
                                     2015         --         0.10 - 0.20          4.44 - 4.54
                                     2014         --         0.10 - 0.20          9.13 - 9.24
                                     2013         --         0.10 - 0.20        35.12 - 35.25

  Janus Henderson Mid Cap            2017       0.64         0.10 - 0.20        13.40 - 13.52
     Value Investment Option         2016       0.92         0.15 - 0.20        18.53 - 18.58
                                     2015       1.04         0.15 - 0.20      (3.88) - (3.83)
                                     2014       1.23         0.10 - 0.25          8.17 - 8.33
                                     2013       1.12         0.10 - 0.25        25.49 - 25.68

  Janus Henderson Overseas           2017       1.64         0.15 - 0.25        30.48 - 30.61
     Investment Option               2016       4.76         0.15 - 0.25      (6.94) - (6.85)
                                     2015       0.51         0.15 - 0.25      (9.03) - (8.94)
                                     2014       2.90         0.15 - 0.25    (12.32) - (12.23)
                                     2013       3.16         0.15 - 0.25        14.00 - 14.11

  LMPVET ClearBridge Variable        2017       0.48                0.20                16.06
     Aggressive Growth Investment    2016       0.64                0.20                 1.00
     Option                          2015       0.18                0.20               (1.93)
                                     2014       0.18                0.20                20.15
                                     2013       0.31                0.20                47.48

  LMPVET ClearBridge Variable        2017       0.09                0.20                19.31
     Appreciation Investment Option  2016       1.36                0.20                 9.55
                                     2015       1.24                0.20                 1.40
                                     2014       1.23                0.20                10.77
                                     2013       1.27                0.20                29.74

  LMPVET ClearBridge Variable        2017       1.62                0.20                18.94
     Dividend Strategy Investment    2016       1.63                0.20                14.76
     Option                          2015       1.72                0.20               (4.49)
                                     2014       1.05                0.20                13.38
                                     2013       1.77                0.20                25.69

  LMPVET ClearBridge Variable        2017       0.22                0.20                25.51
     Large Cap Growth Investment     2016       0.30                0.20                 7.18
     Option                          2015       0.46                0.20                 9.57
                                     2014       0.47                0.20                13.76
                                     2013       1.06                0.20                37.58

  LMPVET ClearBridge Variable        2017       1.40         0.20 - 0.25        14.55 - 14.61
     Large Cap Value Investment      2016       1.60         0.20 - 0.25        12.72 - 12.77
     Option                          2015       1.44         0.20 - 0.25      (3.11) - (3.06)
                                     2014       1.69         0.20 - 0.25        11.43 - 11.49
                                     2013       1.50         0.20 - 0.25        32.04 - 32.10



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  -------------
  LMPVIT Western Asset                2017     5,580,307             2.06     11,474,938
     Variable Global High Yield       2016     5,748,540             1.90     10,901,390
     Bond Investment Option           2015     6,105,168             1.64     10,034,959
                                      2014     7,659,979      1.74 - 1.75     13,398,075
                                      2013     5,932,110             1.77     10,471,633

  MFS VIT II High Yield               2017        79,463             2.44        193,831
     Investment Option                2016        78,285             2.29        179,348
     (Commenced 8/16/2013             2015         1,614             2.02          3,256
     and began transactions in 2014)  2014           659             2.11          1,391

  MFS VIT New Discovery               2017       185,672             2.46        457,034
     Investment Option                2016       189,552             1.95        369,127
                                      2015       193,419      1.79 - 1.82        346,086
                                      2014     2,237,218      1.83 - 1.85      4,119,583
                                      2013     1,879,199      1.97 - 2.00      3,742,256

  Oppenheimer VA Main Street          2017       394,458             4.42      1,742,472
     Small Cap Investment Option      2016       364,026             3.88      1,411,448
                                      2015       449,094             3.29      1,477,960
                                      2014       482,436             3.50      1,690,595
                                      2013       567,044             3.14      1,778,793

  PIMCO VIT All Asset                 2017        19,046      2.29 - 2.30         43,809
     Investment Option                2016        17,818             2.03         36,214
                                      2015       110,018             1.80        198,397
                                      2014        71,665      1.97 - 1.99        142,280
                                      2013       434,681      1.97 - 1.98        856,423

  PIMCO VIT                           2017     9,892,619             0.85      8,390,347
     CommodityRealReturn Strategy     2016     4,125,850             0.83      3,432,404
     Investment Option                2015     3,089,325             0.72      2,236,313
     (Commenced 4/29/2013)            2014     4,058,055             0.98      3,961,794
                                      2013       849,964             1.20      1,019,262

  PIMCO VIT Low Duration              2017    18,672,186      1.47 - 1.49     27,545,434
     Investment Option                2016    17,635,561      1.45 - 1.46     25,685,326
                                      2015    14,808,783      1.44 - 1.45     21,316,357
                                      2014    16,422,371             1.44     23,606,561
                                      2013    16,208,240      1.42 - 1.43     23,145,882

  PIMCO VIT Total Return              2017    11,436,752      2.30 - 2.33     26,550,814
     Investment Option                2016    12,593,913      2.14 - 2.22     27,920,692
                                      2015    15,074,313      2.15 - 2.17     32,615,582
                                      2014    27,493,976      2.15 - 2.16     59,361,897
                                      2013    59,493,998      2.01 - 2.08    123,244,117

  Pioneer VCT Mid Cap Value           2017       299,141             3.30        988,374
     Investment Option                2016       325,619             2.93        955,104
                                      2015       434,276             2.53      1,098,142
                                      2014       458,502      2.65 - 2.71      1,240,537
                                      2013       563,427      2.32 - 2.36      1,320,574



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  LMPVIT Western Asset                2017       5.45                0.20                8.43
     Variable Global High Yield       2016       6.50                0.20               15.37
     Bond Investment Option           2015       5.71                0.20              (6.03)
                                      2014       7.25         0.20 - 0.25     (1.40) - (1.35)
                                      2013       6.80         0.20 - 0.25         6.00 - 6.06

  MFS VIT II High Yield               2017       6.20                0.20                6.47
     Investment Option                2016       0.80                0.20               13.60
     (Commenced 8/16/2013             2015       8.19                0.20              (4.41)
     and began transactions in 2014)  2014       5.26                0.20                2.60

  MFS VIT New Discovery               2017         --                0.20               26.40
     Investment Option                2016         --                0.20                8.83
                                      2015         --         0.10 - 0.20     (2.08) - (1.98)
                                      2014         --         0.10 - 0.20     (7.44) - (7.35)
                                      2013         --         0.10 - 0.20       41.24 - 41.38

  Oppenheimer VA Main Street          2017       0.90                0.20               13.93
     Small Cap Investment Option      2016       0.53                0.20               17.82
                                      2015       1.27                0.20              (6.09)
                                      2014       0.80                0.20               11.71
                                      2013       0.01                0.20               40.73

  PIMCO VIT All Asset                 2017       4.55         0.20 - 0.25       13.26 - 13.32
     Investment Option                2016       1.81                0.20               12.70
                                      2015       3.80                0.20              (9.17)
                                      2014       3.98         0.20 - 0.25         0.22 - 0.27
                                      2013       4.64         0.20 - 0.25         0.02 - 0.07

  PIMCO VIT                           2017      11.61                0.20                1.95
     CommodityRealReturn Strategy     2016       1.14                0.20               14.93
     Investment Option                2015       5.98                0.20             (25.85)
     (Commenced 4/29/2013)            2014       0.41                0.20             (18.59)
                                      2013         --                0.20             (12.76)

  PIMCO VIT Low Duration              2017       1.33         0.10 - 0.20         1.15 - 1.25
     Investment Option                2016       1.49         0.15 - 0.20         1.20 - 1.25
                                      2015       3.38         0.15 - 0.20         0.11 - 0.16
                                      2014       1.13         0.15 - 0.20         0.65 - 0.70
                                      2013       1.48         0.15 - 0.25     (0.38) - (0.28)

  PIMCO VIT Total Return              2017       2.02         0.10 - 0.25         4.65 - 4.81
     Investment Option                2016       2.08         0.10 - 0.35         2.32 - 2.57
                                      2015       4.92         0.15 - 0.25         0.20 - 0.35
                                      2014       1.94         0.20 - 0.25         4.02 - 4.07
                                      2013       2.18         0.10 - 0.35     (2.30) - (2.06)

  Pioneer VCT Mid Cap Value           2017       0.77                0.20               12.64
     Investment Option                2016       0.49                0.20               16.00
                                      2015       0.54                0.20              (6.54)
                                      2014       0.71         0.20 - 0.35       14.40 - 14.57
                                      2013       0.73         0.20 - 0.35       32.29 - 32.49



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  -------------
  Putnam VT International             2017            52             2.51            132
     Value Investment Option          2016           669             2.02          1,350
     (Commenced 4/28/2008             2015           547             2.00          1,093
     and began transactions in 2013)  2014           362             2.04            740
                                      2013           246             2.26            557

  Putnam VT Multi-Cap Growth          2017        67,961             2.24        152,051
     Investment Option                2016        39,997             1.73         69,387
                                      2015       104,725             1.61        168,890
                                      2014       107,527             1.62        174,260
                                      2013        95,965             1.43        137,312

  Royce Micro-Cap Investment Option   2017       289,934             2.13        618,249
                                      2016       303,942             2.03        617,401
                                      2015       323,962             1.70        550,814
                                      2014     1,057,203             1.95      2,057,398
                                      2013     1,864,413             2.02      3,770,469

  Royce Small-Cap Investment Option   2017     3,585,013      2.52 - 2.53      9,082,828
                                      2016     3,500,911      2.39 - 2.41      8,429,718
                                      2015     3,958,126      1.98 - 1.99      7,890,720
                                      2014     4,645,698      2.25 - 2.26     10,516,521
                                      2013     6,154,980      2.19 - 2.20     13,501,627

  TAP 1919 Variable Socially          2017        74,820             1.86        139,140
     Responsive Balanced              2016        53,048             1.60         84,670
     Investment Option                2015        49,538             1.51         74,577
                                      2014        50,287             1.53         77,180
                                      2013        77,943             1.41        109,661

  Vanguard VIF Small Company          2017        54,180             3.84        208,099
     Growth Investment Option         2016        73,321             3.12        228,894
                                      2015        63,285             2.73        172,490
                                      2014        34,805             2.81         97,891

  VIF Emerging Markets Debt           2017     1,838,107             3.71      6,810,484
     Investment Option                2016     1,187,052             3.38      4,016,972
                                      2015       945,406             3.07      2,899,614
                                      2014        22,169             3.11         68,899
                                      2013        21,364             3.03         64,638

  VIF Emerging Markets Equity         2017     9,053,423             2.47     22,330,639
     Investment Option                2016     8,841,113             1.83     16,177,927
                                      2015     8,886,056             1.72     15,264,150
                                      2014     8,453,689      1.92 - 1.93     16,292,375
                                      2013     6,278,183             2.02     12,661,218

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Putnam VT International             2017       5.02                0.20                24.45
     Value Investment Option          2016       2.12                0.20                 0.90
     (Commenced 4/28/2008             2015       1.01                0.20               (2.20)
     and began transactions in 2013)  2014       1.04                0.20               (9.67)
                                      2013         --                0.20                21.97

  Putnam VT Multi-Cap Growth          2017       0.67                0.20                28.96
     Investment Option                2016       0.83                0.20                 7.57
                                      2015       0.46                0.20               (0.49)
                                      2014       0.26                0.20                13.26
                                      2013       0.48                0.20                36.17

  Royce Micro-Cap Investment Option   2017       0.68                0.20                 4.98
                                      2016       0.69                0.20                19.47
                                      2015         --                0.20              (12.63)
                                      2014         --                0.20               (3.77)
                                      2013       0.54                0.20                20.74

  Royce Small-Cap Investment Option   2017       0.93         0.15 - 0.20          5.17 - 5.22
                                      2016       1.80         0.15 - 0.20        20.72 - 20.78
                                      2015       0.76         0.15 - 0.20    (11.98) - (11.93)
                                      2014       0.11         0.15 - 0.20          3.03 - 3.08
                                      2013       1.08         0.15 - 0.20        34.48 - 34.55

  TAP 1919 Variable Socially          2017       1.25                0.20                16.51
     Responsive Balanced              2016       0.99                0.20                 6.02
     Investment Option                2015       1.29                0.20               (1.91)
                                      2014       0.88                0.20                 9.09
                                      2013       0.38                0.20                18.47

  Vanguard VIF Small Company          2017       0.51                0.35                23.03
     Growth Investment Option         2016       0.33                0.35                14.54
                                      2015       0.28                0.35               (3.09)
                                      2014         --                0.35                 3.02

  VIF Emerging Markets Debt           2017       5.89                0.20                 9.49
     Investment Option                2016       5.61                0.20                10.33
                                      2015       6.64                0.20               (1.31)
                                      2014       5.54                0.20                 2.72
                                      2013       4.05                0.20               (8.93)

  VIF Emerging Markets Equity         2017       0.76                0.20                34.79
     Investment Option                2016       0.49                0.20                 6.53
                                      2015       0.83                0.20              (10.87)
                                      2014       0.39         0.20 - 0.25      (4.73) - (4.68)
                                      2013       1.05         0.20 - 0.25      (1.27) - (1.22)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)



2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          Brighthouse
                                                                            Accumulated  Life Insurance
                                                Additional    Retained         Other       Company's
                                     Common      Paid-in      Earnings     Comprehensive Stockholder's  Noncontrolling   Total
                                     Stock       Capital      (Deficit)    Income (Loss)     Equity       Interests      Equity
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622    $    19,094    $       --    $ 19,094
Capital contributions from
 MetLife, Inc......................                     202          --                            202                       202
Dividends paid to MetLife, Inc.....                      --        (500)                          (500)                     (500)
Returns of capital.................                     (50)                                       (50)                      (50)
Net income (loss)..................                                 918              --            918                       918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)        (1,028)                   (1,028)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2015.......        75        16,850         117           1,594         18,636            --      18,636
Capital contributions from
 MetLife, Inc......................                   1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc.....                                (261)                          (261)                     (261)
Returns of capital.................                     (26)                                       (26)                      (26)
Net income (loss)..................                              (2,775)                        (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)          (346)                     (346)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248         16,865            --      16,865
Sale of operating joint venture
 interest to a former affiliate....                     202                                        202                       202
Returns of capital (Note 3)........                  (2,737)                                    (2,737)                   (2,737)
Capital contributions..............                   3,147                                      3,147                     3,147
Change in equity of noncontrolling
 interests.........................                                                                 --            15          15
Net income (loss)..................                                (883)                          (883)                     (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330             --                        --
Other comprehensive income (loss),
 net of income tax.................                                                 259            259                       259
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837    $    16,853    $       15    $ 16,868
                                    ========= =============  ==========    ============= ============== ============== =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

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


                                     PART C


                               OTHER INFORMATION


ITEM 26.              EXHIBITS

EXHIBIT
LETTER                DESCRIPTION
------                -----------


(a)1 Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to the Registrant's Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)


(a)2 Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable


(c)1 Underwriting Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(c)2 Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 4 to The Travelers Fund UL III for Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)


(c)3 Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(c)4 Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 11 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)


(c)5                  Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(c)6 Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Service Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


(c)7 Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company dated November 24, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



(c)8 Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(c)9 Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(c)10 Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



(c)11                 Form of Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-209053/811-03365 filed on December 14, 2017.)



(d)1 Variable Life Insurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)2 Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)3 Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(d)4 Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(d)5                  Name Change Endorsement (effective March 6,
                      2017)(5-E132-6)(incorporated herein by reference to
                      Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(f)1 Copy of the Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)2 Copy of the By-laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)3 Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


(f)4                  Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


(g)1 Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(g)2 Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Life Insurance Policies between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20132) (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 4, 2014.)


(h)1 Administrative Contract. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)2(i) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File No. 333-65926, filed October 31, 2007.)


(h)2(ii) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


(h)2(iii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(h)3(i) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(h)3(ii) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



(h)3(iii) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189, filed April 4, 2012.)



(h)3(iv) Third Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)3(v). Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(h)4(i) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated October 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)4(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)4(iii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iv) Amendment to the Participation Agreement dated October 1, 2000 among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut dated November 17, 2014. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h)4(v) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



(h)5(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)5(ii) Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)5(iii) Amendment No. 7 effective on November 17, 2014 to the Participation Agreement dated November 1, 1999 among MetLife Insurance Company of Connecticut, Travelers Distribution LLC, AllianceBernstein L.P., AllianceBernstein Variable Products Series Fund, Inc. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)6(i) Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)6(ii) Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)6(iii) Amendment No. 6 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)7(i) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)7(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)7(iii) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (effective November 14, 2014).(Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


h)7(iv) Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h)7(v) Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h)7(vi) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



(h)8(i) Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)8(ii) Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)8(iii) Amendment to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 8, 2015.)



(h)8(iv) Amendment to Participation Agreement Among Brighthouse Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 10 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262, filed on April 5, 2018.)



(h)9(i) Amended and Restated Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March 23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)9(ii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)9(iii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No.333-101778, filed April 8, 2015.)


(h)10(i) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)10(ii) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)10(iii) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(R) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)10(iv) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)



(h)10(v) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2018.)



(h)11(i) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)11(ii) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)11(iii) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


(h)11(iv) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(h)11(v) Amendment 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 17,
                      2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)11(vi) Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h)11(vii) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vii) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2018.)



(h)12(i) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)12(ii) Amendment No. 8 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series, The Travelers Insurance Company, and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


(h)12(iii) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


(h)13(i) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)13(ii) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)13(iii) Amendment dated November 17,2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)14(i) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)14(ii) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)15(i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)15(ii) Amendment dated May 1, 2010 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)15(iii) Amendment No. 6 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h)15(iv) Seventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (03-06-17) (Filed herewith.)



(h)16(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)16(ii) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)16(iii) Amendment dated September 30, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)17(i) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)17(ii) Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, The Travelers Insurance

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


(h)17(iii) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)18(i) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)18(ii) Amendment dated October 31, 2014 to the Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and MetLife Insurance Company of Connecticut dated June 1, 2001. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)



(h)18(iii) Amendment to Participation Agreement Among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (03-06-17) (Filed herewith).



(h)19(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Royce Capital Fund and Royce & Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)19(ii) Amendment dated April 30, 2010 to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)19(iii) Amendment to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)20(i) Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)20(ii) Amendment No. 2, dated October 1, 2014 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200323, filed November 18, 2014.)


(h)20(iii) Amendment No. 3, dated June 11, 2015 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152232, filed April 6, 2016.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(h)20(iv) Amendment No. 4 to Participation Agreement Among Brighthouse Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (03-06-17). (Incorporated herein by reference to Exhibit 8(f)(iii) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 4, 2018.)



(h)21(i) Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)21(ii) Amendment dated April 30, 2010 to the Participation Agreement dated May 1, 2005 Among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)22 Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA dated November 7, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(j)                   None.


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(l)                   Not Applicable


(m)                   Not Applicable


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


(o)                   Omitted Financial Statements. Not applicable.


(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)



(r)                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277

Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277

Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277

Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 29. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Policies.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


RULE 484 UNDERTAKING


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITER

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------





Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Brighthouse Securities, LLC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with Brighthouse Securities, LLC.




                                                            (3)
                                                      COMPENSATION ON
                                                          EVENTS
                                           (2)          OCCASIONING
                                           NET         THE DEDUCTION
                 (1)                   UNDERWRITING        OF A            (4)           (5)
          NAME OF PRINCIPAL           DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
             UNDERWRITER               COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
------------------------------------ --------------- ---------------- ------------- -------------
 Brighthouse Securities, LLC+........$1,629,533      $0               $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant

(b) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

(d)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647

(e)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111

(f)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



ITEM 32. MANAGEMENT SERVICES

Not Applicable.


ITEM 33. FEE REPRESENTATION

Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 6th day of April, 2018.

Brighthouse Fund UL III for Variable Life Insurance
(Registrant)

By: Brighthouse Life Insurance Company

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: Brighthouse Life Insurance Company
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 6, 2018.


/s/ ERIC T. STEIGERWALT*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ MYLES J. LAMBERT*      Director and Vice President
------------------------
Myles Lambert
/s/ PETER M. CARLSON*      Director and Vice President
------------------------
Peter M. Carlson
/s/ JOHN L. ROSENTHAL*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L. Rosenthal
/s/ ANANT BHALLA*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ CONOR E. MURPHY*       Director
------------------------
Conor E. Murphy
/s/ LYNN A. DUMAIS*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

By: /s/ Michele H. Abate
     ---------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 6, 2018



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
------                -----------


(h)15(iv)             Seventh Amendment to Oppenheimer Participation Agreement


(h)18(iii)            Amendment to Putnam Participation Agreement

(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

(r)                   Powers of Attorney